As filed with the Securities and Exchange Commission on January 30, 2004
                                                     1933 Act File No. 033-25623
                                                     1940 Act File No. 811-05690

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No. 37                     [X]

                                       and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 Amendment No. 38                            [X]

                           FIRST INVESTORS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                              Larry R. Lavoie, Esq.
                           First Investors Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on January 31, 2004 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FIRST INVESTORS SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Combined Prospectus for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

     Combined Prospectus for First Investors Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund, First Investors Global Fund, Inc. and First Investors Value Fund, First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc.

     Combined Statement of Additional Information Part I for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

     Combined  Statement of Additional  Information  Part I for First  Investors
     Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund, First Investors Global Fund, Inc. and First Investors Value Fund, First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc.

     Combined Statement of Additional Information Part II for all First Investors Funds

     Part C - Other Information

     Signature Page

     Exhibits

[LOGO]  FIRST INVESTORS




    TAXABLE BOND AND
    MONEY MARKET FUNDS


         CASH MANAGEMENT

         GOVERNMENT

         INVESTMENT GRADE

         FUND FOR INCOME









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   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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   THE DATE OF THIS


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                               P R O S P E C T U S
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                                                             IS JANUARY 31, 2004

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CONTENTS
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INTRODUCTION...................................................................2

FUND DESCRIPTIONS..............................................................3
     Cash Management Fund......................................................3
     Government Fund...........................................................9
     Investment Grade Fund....................................................17
     Fund For Income..........................................................23

FUND MANAGEMENT...............................................................30

BUYING AND SELLING SHARES.....................................................31
     How and when do the Funds price their shares?............................31
     How do I buy shares?.....................................................31
     What are the sales charges?..............................................33
     Are sales charge discounts available?....................................35
     How do I sell shares?....................................................36
     Can I exchange my shares for the shares of other First
     Investors Funds?.........................................................36

ACCOUNT POLICIES..............................................................37
     What about dividends and capital gain distributions?.....................37
     What about taxes?........................................................37
     How do I obtain a complete explanation of all account
     privileges and policies?.................................................38

FINANCIAL HIGHLIGHTS..........................................................39
     Cash Management Fund.....................................................40
     Government Fund..........................................................42
     Investment Grade Fund....................................................44
     Fund For Income..........................................................46

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INTRODUCTION
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This prospectus describes the First Investors Funds that invest primarily in taxable bonds and money market instruments. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, principal investment strategies and risks, performance, fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.

None of the Funds in this prospectus pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

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FUND DESCRIPTIONS
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CASH MANAGEMENT FUND
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OVERVIEW

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.


Principal Investment Strategies:


The Fund invests in high-quality money market instruments that the Fund determines present minimal credit risk. These instruments include prime commercial paper, short-term corporate obligations, and short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government). The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund:


|X|    The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments. This risk extends to U.S. Government agency obligations held by the Fund that are not backed by the full faith and credit of the U.S. Government.

|X|    The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

|X|    The Fund's yield will decline as interest rates decline.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO SHOULD CONSIDER BUYING THE CASH MANAGEMENT FUND?

The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds that invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

|X|    Are seeking income, and,

|X|    Are seeking a conservative investment that provides a high degree of credit quality.

HOW HAS THE CASH MANAGEMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.

                              CASH MANAGEMENT FUND

The bar chart contains the following plot points:

   1994   1995   1996   1997   1998   1999   2000   2001   2002   2003

   3.69%  5.42%  4.89%  4.98%  4.92%  4.55%  5.78%  3.61%  1.12%  0.49%


During the periods shown, the highest quarterly return was 1.49% (for the quarter ended September 30, 2000), and the lowest quarterly return was 0.10% (for the quarter ended December 31, 2003).

The following table shows the average annual total returns for Class A shares and Class B shares. The returns are based upon the assumptions that dividends and other distributions, if any, have been reinvested and that the maximum sales charge or contingent deferred sales charge ("CDSC") has been paid.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

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                                          CLASS A SHARES    CLASS B SHARES
                     1 YEAR     5 YEARS     (10 YEARS)     (LIFE OF CLASS*)
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Class A Shares        0.49%      3.09%         3.93%             N/A
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Class B Shares       -4.00%      2.01%          N/A             3.25%
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95.


WHAT ARE THE FEES AND EXPENSES OF THE CASH MANAGEMENT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares*
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   None               None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None              4.00%**
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* CLASS B SHARES OF THE CASH MANAGEMENT FUND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                       Distribution               Total
                           and              Annual Fund
            Management   Service     Other    Operating     Expense      Net
               Fees      (12b-1)    Expenses   Expenses   Assumption   Expenses
                (1)        Fees     (1),(2)       (2)        (1)          (2)
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Class A        0.50%      0.00%      0.47%       0.97%       0.17%       0.80%
Shares
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Class B        0.50%      0.75%      0.47%       1.72%       0.17%       1.55%
Shares
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(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER ASSUMED FOR EACH CLASS OF SHARES OF THE FUND OTHER EXPENSES THAT WERE IN EXCESS OF 0.30%. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO ASSUME OTHER EXPENSES IN EXCESS OF 0.30% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                      ONE YEAR       THREE YEARS      FIVE YEARS      TEN YEARS
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If you redeem your shares:
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Class A shares           $82             $292            $520           $1,174
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Class B shares          $558             $825           $1,117          $1,817*
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If you do not redeem your shares:
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Class A shares           $82             $292            $520           $1,174
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Class B shares          $158             $525            $917          $1,817*
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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE CASH MANAGEMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. The Fund's investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government); banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by the issuer of the instrument or there is a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

The U.S. Government agency obligations held by the Fund are also subject to the risk of default. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including some held by the Fund, are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

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GOVERNMENT FUND
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OVERVIEW

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

The Fund primarily invests in obligations that are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("government securities"). The majority of the Fund's investments generally consists of mortgage-backed securities that are guaranteed by the Government National Mortgage Association ("GNMA"), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Although such government sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not supported by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its mortgage-backed holdings.

Principal Risks:

The principal risks of investing in the Fund are: interest rate risk, prepayment risk, extension risk, and credit risk.

|X| When interest rates rise, Ginnie Maes and other government securities tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk.

|X| When interest rates fall, homeowners tend to refinance their mortgages. When this occurs, mortgages that underlie mortgage-backed securities suffer a higher rate of prepayment. As a result, investors not only lose the benefit of the higher yielding underlying mortgages that are being prepaid, but they must reinvest the proceeds at lower interest rates. This is prepayment risk.

|X| Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

|X| The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government. These mortgage-backed securities are supported solely by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. These securities therefore carry credit risk.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GOVERNMENT FUND?

The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking an investment which offers both current income and credit safety,

|X| Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates and mortgage refinancings, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE GOVERNMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                 GOVERNMENT FUND

The bar chart contains the following plot points:

   1994   1995   1996   1997   1998   1999   2000   2001   2002   2003

  -3.22% 14.98%  3.51%  8.40%  6.06%  0.45% 10.10%  6.60%  7.91%  2.18%


During the periods shown, the highest quarterly return was 4.78% (for the quarter ended June 30, 1995) and the lowest quarterly return was -2.81% (for the quarter ended March 31, 1994).

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

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                                                                      CLASS B
                                                        CLASS A      (LIFE OF
                                   1 YEAR    5 YEARS   (10 YEARS)     CLASS*)
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CLASS A SHARES

Return Before Taxes                -3.67%     4.15%      4.97%          N/A

Return After Taxes on              -5.21%     2.00%      2.66%          N/A
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares                     -2.40%     2.18%      2.75%          N/A
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CLASS B SHARES

Return Before Taxes                -2.48%     4.28%       N/A          5.94%
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INDICES

Citigroup Mortgage Index**
(reflects no deduction for
fees, expenses or taxes)            3.07%     5.95%      6.91%         7.88%

Citigroup Treasury/ Government
Index** (reflects no deduction
for fees, expenses or taxes)        2.48%     6.28%      6.76%         7.95%

Lehman GNMA Index***(reflects
no deduction for fees, expenses
or taxes)                           2.85%     6.50%      6.92%         7.90%
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE INDICES ARE FOR THE PERIOD 1/1/95 TO 12/31/03.

**THE CITIGROUP MORTGAGE INDEX WAS FORMERLY KNOWN AS THE SALOMON BROTHERS MORTGAGE INDEX AND THE CITIGROUP TREASURY/GOVERNMENT INDEX WAS FORMERLY KNOWN AS THE SALOMON BROTHERS TREASURY/GOVERNMENT INDEX.

***THE FUND HAS ELECTED TO USE THE LEHMAN GNMA INDEX SINCE THE FUND PRIMARILY INVESTS IN GINNIE MAES, AND THE FUND BELIEVES THIS INDEX MORE CLOSELY REFLECTS THE PERFORMANCE OF THE SECURITIES IN WHICH THE FUND INVESTS.

WHAT ARE THE FEES AND EXPENSES OF THE GOVERNMENT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
                                                  Total       Fee
                                                  Annual     Waiver
                        Distribution               Fund      and/or
            Management  and Service     Other   Operating    Expense      Net
               Fees       (12b-1)     Expenses   Expenses  Assumption  Expenses
               (1)         Fees        (2),(3)    (2),(3)    (1),(2)      (3)
--------------------------------------------------------------------------------
Class A       0.99%        0.25%        0.34%      1.58%      0.48%      1.10%
Shares
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Class B       0.99%        1.00%        0.34%      2.33%      0.48%      1.85%
Shares
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(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER ASSUMED FOR EACH CLASS OF SHARES OF THE FUND OTHER EXPENSES IN EXCESS OF 0.25%. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO ASSUME OTHER EXPENSES IN EXCESS OF 0.25% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(3) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $681            $1,001          $1,343           $2,307
--------------------------------------------------------------------------------
Class B shares          $588             $982           $1,402          $2,441*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $681            $1,001          $1,343           $2,307
--------------------------------------------------------------------------------
Class B shares          $188             $682           $1,202          $2,441*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GOVERNMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The majority of the Fund's investments generally consists of mortgage-backed securities that are guaranteed by the GNMA, commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises such as Fannie Mae and Freddie Mac. Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's investment strategy revolves around managing interest rate risk, prepayment risk and extension risk. Interest rate risk is managed by adjusting the duration of the securities owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of mortgage-backed securities. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rates and economic and market conditions. In selecting mortgage-backed investments, the Fund considers coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in Ginnie Maes and other government securities, it is subject to interest rate risk. In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise. Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment. As a result, investors in the pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk. In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

--------------------------------------------------------------------------------
INVESTMENT GRADE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). The Fund may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

Principal Risks:

The principal risks of investing in the Fund are the following:

|X| The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole.

|X| The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise.

|X| High yield bonds are generally subject to greater credit risk but have less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation.

|X| Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INVESTMENT GRADE FUND?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking an investment which offers current income and a moderate degree of credit risk,

|X| Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                              INVESTMENT GRADE FUND

The bar chart contains the following plot points:

   1994   1995   1996   1997   1998   1999   2000   2001   2002   2003

  -4.62% 19.40%  2.39%  9.14%  8.63% -2.89%  8.77%  7.51%  8.04%  8.02%


During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended March 31, 1994).

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

--------------------------------------------------------------------------------
                                                CLASS A SHARES   CLASS B SHARES
                               1 YEAR   5 YEARS   (10 YEARS)    (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes            1.79%     4.55%        5.62%          N/A

Return After Taxes on         -0.06%     2.21%        3.11%          N/A
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares                 1.13%     2.38%        3.18%          N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes            3.26%     4.72%         N/A          6.93%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Credit Index
(reflects no deduction for
fees, expenses or taxes)       7.70%     8.80%        7.38%         8.72%
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE LEHMAN BROTHERS CREDIT INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE INVESTMENT GRADE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%              None

--------------------------------------------------------------------------------
Maximum deferred sales charge (load)(as a
percentage of the lower of purchase price
or redemption price)                                None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                               Fee
                                                  Total       Waiver
                                                Annual Fund   and/or
               Management Distribution   Other   Operating    Expense      Net
                  Fees     and Service Expenses  Expenses   Assumption  Expenses
                  (1)     (12b-1) Fees  (2),(3)   (2),(3)    (1),(2)      (3)
--------------------------------------------------------------------------------
Class A Shares   0.75%      0.25%       0.35%      1.35%       0.25%       1.10%
--------------------------------------------------------------------------------
Class B Shares   0.75%      1.00%       0.35%      2.10%       0.25%       1.85%
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER ASSUMED FOR EACH CLASS OF SHARES OF THE FUND OTHER EXPENSES IN EXCESS OF 0.25%. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO ASSUME OTHER EXPENSES IN EXCESS OF 0.25% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(3) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $681             $955           $1,249           $2,085
--------------------------------------------------------------------------------
Class B shares          $588             $934           $1,306          $2,219*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $681             $955           $1,249           $2,085
--------------------------------------------------------------------------------
Class B shares          $188             $634           $1,106          $2,219*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS  A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.

While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies.

The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting bonds, the Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund also adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals, it falls short of the portfolio manager's expectations, or a more attractive investment is available.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FUND FOR INCOME
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities.

Principal Risks:


There are several principal risks of investing in the Fund.

|X| The value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.

|X| The value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk or other factors.

|X| While high yield bonds are generally less interest rate sensitive than higher quality bonds of the same maturity, their values generally will decline when interest rates rise.

|X| High yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell.

|X| High yield bonds issued by foreign companies are subject to additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.

|X| Investments in derivative high yield securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FUND FOR INCOME?

The Fund For Income is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X| Are seeking an investment that offers a high level of current income and moderate growth potential,

|X| Are willing to accept a high degree of credit risk and market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE FUND FOR INCOME PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                FUND FOR INCOME

The bar chart contains the following plot points:

   1994   1995   1996   1997   1998   1999   2000   2001   2002   2003

   0.58% 18.54% 13.40% 12.62%  3.32%  3.31% -6.12%  0.03% -0.48% 25.31%


During the periods shown, the highest quarterly return was 7.09% (for the quarter ended June 30, 2003) and the lowest quarterly return was -5.92% (for the quarter ended June 30, 2002).

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

--------------------------------------------------------------------------------

                                                CLASS A SHARES  CLASS B SHARES
                             1 YEAR    5 YEARS   (10 YEARS)    (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes           17.99%    2.64%       6.03%             N/A

Return After Taxes on
Distributions                 14.83%   -0.98%       2.31%             N/A

Return After Taxes on
Distributions and Sale
of Fund Shares                11.57%   -0.07%       2.75%             N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes           20.40%    2.80%        N/A             6.64%
--------------------------------------------------------------------------------
INDEX

Credit Suisse First Boston
High Yield Index (reflects
no deduction for fees,
expenses, or taxes)           27.94%    6.44%       7.30%            8.26%
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE FUND FOR INCOME?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.


Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                    Distribution                     Total
                                    and Service                   Annual Fund
                    Management        (12b-1)         Other        Operating
                       Fees             Fees         Expenses       Expenses
                                                       (1)            (1)
--------------------------------------------------------------------------------
  Class A Shares      0.73%            0.30%          0.31%          1.34%
--------------------------------------------------------------------------------
  Class B Shares      0.73%            1.00%          0.31%          2.04%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $704             $975           $1,267           $2,095
--------------------------------------------------------------------------------
Class B shares          $607             $940           $1,298          $2,189*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $704             $975           $1,267           $2,095
--------------------------------------------------------------------------------
Class B shares          $207             $640           $1,098          $2,189*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE FUND FOR INCOME'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Fund's adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Credit-linked securities are securities that derive their values from designated indexes or baskets of high yield securities. Under normal circumstances, the Fund will not invest more than 10% of its net assets in derivative securities.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Fund For Income:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2003, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.77 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended September 30, 2003, FIMCO received advisory fees as follows: 0.50% of average daily net assets, net of any waiver, for Cash Management Fund; 0.60% of average daily net assets, net of any waiver, for Government Fund; 0.60% of average daily net assets, net of any waiver, for Investment Grade Fund; and 0.73% of average daily net assets, net of any waiver, for Fund For Income.

Clark D. Wagner serves as Portfolio Manager of Government Fund. Mr. Wagner is FIMCO's Director of Fixed Income. He was Chief Investment Officer of FIMCO from 1992-2001. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds.

Greg Miller and Richard T. Bourke serve as Co-Portfolio Managers of Fund For Income. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of other First Investors Funds. Mr. Miller joined First Investors in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined First Investors in 1997 as an analyst.

George V. Ganter serves as Portfolio Manager of Investment Grade Fund. Prior to January 2002, he was Co-Portfolio manager of the Investment Grade Fund. Mr. Ganter also manages another First Investors Fund. He joined FIMCO in 1985 as a Senior Investment Analyst.

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BUYING AND SELLING SHARES
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HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

For each Fund, other than the Cash Management Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY SHARES?


You may buy shares of a Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is our policy to refuse to accept purchase orders from investors that we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $250,000 or more (based upon your holdings in all of our Funds). If you are investing $1,000,000 or more (based upon your holdings in all of our Funds), we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $1,000,000 limit.

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                                 CLASS A SHARES*

Class A shares of each Fund, except Cash Management Fund, are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below. Cash Management Fund's Class A shares are sold at NAV without any initial or deferred sales charge.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A
                             OF OFFERING PRICE             PERCENTAGE OF NET
                                                            AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                   4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                   3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                   2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more                   0*                             0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. YOUR SHARES MAY ALSO BE SUBJECT TO A CDSC OF 1.00% FOR 24 MONTHS, IF THEY WERE PURCHASED DURING A SALES PROMOTION IN WHICH THE NORMAL FRONT-END SALES CHARGE HAD BEEN WAIVED.

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                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

CLASS B SHARES OF THE CASH MANAGEMENT FUND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.

Except for Cash Management Fund, each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. Cash Management Fund has only one plan, which is for its Class B shares. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) For example, if you already own shares of First Investors Funds worth $100,000, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

For more information on ROAs and LOIs, ask for our Shareholder Manual or visit us at our website at www.firstinvestors.com. As further described in the Shareholder Manual, sales charges and CDSCs may also be reduced or waived under certain other circumstances and for certain groups.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is the policy of each Fund to reject any exchange request that appears to be part of a short-term market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. We monitor transactions in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

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ACCOUNT POLICIES
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WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Government Fund, Investment Grade Fund and Fund For Income will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

The Cash Management Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Cash Management Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares to you in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?


Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by a Fund. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If the Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.


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CASH MANAGEMENT FUND
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

           NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                    FROM
           BEGINNING
           OF PERIOD   Net         Net Realized    Total from   Net         Net Realized   Total
                       Investment  and             Investment   Investment  Gain           Distributions
                       Income      Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments
CLASS A

1998(a)      $1.00     $.048          $--           $.048        $.048       $--           $.048

1999(b)       1.00      .032           --            .032         .032        --            .032

2000          1.00      .054           --            .054         .054        --            .054

2001          1.00      .050           --            .050         .050        --            .050

2002          1.00      .014           --            .014         .014        --            .014

2003          1.00      .006           --            .006         .006        --            .006

CLASS B

1998(a)      $1.00     $.041          $--           $.041        $.041       $--           $.041

1999(b)       1.00      .027           --            .027         .027        --            .027

2000          1.00      .046           --            .046         .046        --            .046

2001          1.00      .040           --            .040         .040        --            .040

2002          1.00      .006           --            .006         .006        --            .006

2003          1.00      .001           --            .001         .001        --            .001
--------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.
+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED.
(a)     FOR THE FISCAL YEAR ENDED DECEMBER 31.
(b)     FOR THE PERIOD JANUARY 1, 1999 TO SEPTEMBER 30, 1999.

-------------------------------------------------------------------------------------------------

               TOTAL       RATIOS/SUPPLEMENTAL DATA
               RETURN

NET            TOTAL       NET        RATIO TO AVERAGE      RATIO TO AVERAGE          PORTFOLIO
ASSET          RETURN*     ASSETS     NET ASSETS++          NET ASSETS                TURNOVER
VALUE AT END   (%)         AT END                           BEFORE EXPENSES           RATE (%)
OF PERIOD                  OF PERIOD  Expenses  Net         WAIVED OR ASSUMED
                           (IN        (%)       Investment
                           MILLIONS)            Income (%)  Expenses     Net
                                                            (%)          Investment
                                                                         Income
                                                                         (Loss)(%)
 CLASS A

 $1.00           4.92       $160         .80        5.00     1.14          4.66          --

  1.00           3.29        158         .80+       4.33+    1.14+         3.99+         --

  1.00           5.50        182         .80        5.36     1.08          5.08          --

  1.00           4.63        204         .80        4.52      .99          4.33          --

  1.00           1.38        193         .80        1.38      .90          1.28          --

  1.00           0.62        179         .78         .62      .97           .43          --

 CLASS B

 $1.00           4.14       $  1        1.55        4.25     1.89          3.91          --

  1.00           2.72          2        1.55+       3.58+    1.89+         3.24+         --

  1.00           4.72          2        1.55        4.61     1.83          4.33          --

  1.00           3.85          4        1.55        3.77     1.74          3.58          --

  1.00           0.63          6        1.55         .63     1.65           .53          --

  1.00           0.05          6        1.34         .06     1.53          (.13)         --

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GOVERNMENT FUND
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                    FROM
           BEGINNING
           OF PERIOD   Net         Net Realized    Total from   Net         Net Realized   Total
                       Investment  and             Investment   Investment  Gain           Distributions
                       Income      Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments

CLASS A

1999        $11.49      $.63        $(.58)         $ .05          $.61       $--            $.61

2000         10.93       .65          .02            .67           .66        --             .66

2001         10.94       .64          .48           1.12           .65        --             .65

2002         11.41       .59          .09            .68           .59        --             .59

2003         11.50       .54         (.19)           .35           .54        --             .54

CLASS B

1999        $11.48      $.54        $(.57)         $(.03)         $.53       $--            $.53

2000         10.92       .57          .02            .59           .58        --             .58

2001         10.93       .55          .49           1.04           .56        --             .56

2002         11.41       .50          .09            .59           .51        --             .51

2003         11.49       .45         (.19)           .26           .45        --             .45
-------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.
+       NET OF EXPENSES WAIVED OR ASSUMED.

                                                49

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               TOTAL       RATIOS/SUPPLEMENTAL DATA
               RETURN

NET            TOTAL       NET        RATIO TO AVERAGE      RATIO TO AVERAGE       PORTFOLIO
ASSET          RETURN*     ASSETS     NET ASSETS++          NET ASSETS             TURNOVER
VALUE AT END   (%)         AT END                           BEFORE EXPENSES        RATE (%)
OF PERIOD                  OF PERIOD  Expenses  Net         WAIVED OR ASSUMED
                           (IN        (%)       Investment
                           MILLIONS)            Income (%)  Expenses     Net
                                                            (%)          Investment
                                                                         Income (%)

 CLASS A

  $10.93           .50       $140         1.19       5.58     1.57         5.20      99

   10.94          6.38        124         1.12       6.05     1.55         5.62      26

   11.41         10.49        137         1.10       5.70     1.53         5.27      59

   11.50          6.16        168         1.10       5.21     1.56         4.75      75

   11.31          3.08        184         1.10       4.69     1.58         4.21      65

 CLASS B

  $10.92          (.25)      $  3         1.93       4.84     2.31         4.46      99

   10.93          5.56          3         1.87       5.30     2.30         4.87      26

   11.41          9.77          6         1.85       4.95     2.28         4.52      59

   11.49          5.29         16         1.85       4.46     2.31         4.00      75

   11.30          2.33         21         1.85       3.94     2.33         3.46      65
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                                                50

-------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                    FROM
           BEGINNING
           OF PERIOD   Net         Net Realized    Total from   Net         Net Realized   Total
                       Investment  and             Investment   Investment  Gain           Distributions
                       Income      Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments
CLASS A

1999        $10.53       $ .57      $(.79)         $(.22)         $.58        $.07          $.65

2000          9.66         .60       (.14)           .46           .58         .01           .59

2001          9.53         .61        .41           1.02           .63          --           .63

2002**        9.92         .55        .07            .62           .58          --           .58

2003          9.96         .51        .35            .86           .54          --           .54

CLASS B

1999        $10.54        $.50      $(.79)         $(.29)         $.51        $.07          $.58

2000          9.67         .54       (.14)           .40           .52         .01           .53

2001          9.54         .54        .41            .95           .56          --           .56

2002**        9.93         .48        .06            .54           .51          --           .51

2003          9.96         .43        .36            .79           .47          --           .47
-------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.
**      PRIOR TO OCTOBER 1, 2001, THE INVESTMENT GRADE FUND DID NOT AMORTIZE
        PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO
        OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS
        ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+       NET OF EXPENSES WAIVED OR ASSUMED.



-------------------------------------------------------------------------------------------------
               TOTAL       RATIOS/SUPPLEMENTAL DATA
               RETURN

NET            TOTAL       NET        RATIO TO AVERAGE      RATIO TO AVERAGE       PORTFOLIO
ASSET          RETURN*     ASSETS     NET ASSETS+           NET ASSETS             TURNOVER
VALUE AT END   (%)         AT END                           BEFORE EXPENSES        RATE (%)
OF PERIOD                  OF PERIOD  Expenses  Net         WAIVED OR ASSUMED
                           (IN        (%)       Investment
                           MILLIONS)            Income (%)  Expenses    Net
                                                            (%)         Investment
                                                                        Income (%)
CLASS A

 $ 9.66          (2.21)      $ 49         1.10       5.70     1.38      5.42         18

   9.53           5.03         47         1.10       6.36     1.35      6.11         62

   9.92          10.93         65         1.10       6.22     1.28      6.04         21

   9.96           6.48        102         1.10       5.63     1.33      5.40         13

  10.28           8.94        144         1.10       4.85     1.35      4.60          6

CLASS B

 $ 9.67          (2.90)       $ 7         1.80       5.00     2.08      4.72         18

   9.54           4.31          8         1.80       5.66     2.05      5.41         62

   9.93          10.15         13         1.84       5.48     2.02      5.30         21

   9.96           5.61         23         1.85       4.88     2.08      4.65         13

  10.28           8.17         31         1.85       4.10     2.10      3.85          6
-------------------------------------------------------------------------------------------------

                                                52

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FUND FOR INCOME
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                    FROM
           BEGINNING
           OF PERIOD   Net         Net Realized    Total from   Net         Net Realized   Total
                       Investment  and             Investment   Investment  Gain           Distributions
                       Income      Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments
CLASS A

1999        $4.17        $.40       $(.27)         $.13           $.38        $--           $.38

2000         3.92         .35        (.26)          .09            .38         --            .38

2001         3.63         .33        (.68)         (.35)           .35         --            .35

2002**       2.93         .26        (.29)         (.03)           .26         --            .26

2003         2.64         .24         .41           .65            .24         --            .24

CLASS B

1999        $4.16        $.37       $(.27)         $.10           $.36        $--           $.36

2000         3.90         .33        (.26)          .07            .36         --            .36

2001         3.61         .31        (.67)         (.36)           .33         --            .33

2002**       2.92         .24        (.30)         (.06)           .23         --            .23

2003         2.63         .23         .41           .64            .22         --            .22
--------------------------------------------------------------------------------------------------------

*        CALCULATED WITHOUT SALES CHARGES.
**       PRIOR TO OCTOBER 1, 2001, THE FUND FOR INCOME DID NOT AMORTIZE PREMIUMS
         ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1,
         2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING
         CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+        NET OF EXPENSES WAIVED OR ASSUMED.


-------------------------------------------------------------------------------------------------
               TOTAL       RATIOS/SUPPLEMENTAL DATA
               RETURN

NET            TOTAL       NET        RATIO TO AVERAGE      RATIO TO AVERAGE        PORTFOLIO
ASSET          RETURN*     ASSETS     NET ASSETS+           NET ASSETS              TURNOVER
VALUE AT END   (%)         AT END                           BEFORE EXPENSES         RATE (%)
OF PERIOD                  OF PERIOD  Expenses  Net         WAIVED OR ASSUMED
                           (IN        (%)       Investment
                           MILLIONS)            Income (%)  Expenses     Net
                                                            (%)          Investment
                                                                         Income (%)

 CLASS A

    $3.92          3.13      $389       1.29       9.71      N/A         N/A          28

     3.63          2.46       501       1.29       9.55      N/A         N/A          14

     2.93        (10.20)      418       1.30       9.81      N/A         N/A          18

     2.64         (1.52)      397       1.35       8.90      N/A         N/A          20

     3.05         25.78       509       1.34       8.38      N/A         N/A          31

 CLASS B

    $3.90          2.29       $14       1.99       9.01      N/A         N/A          28

     3.61          1.81        23       1.99       8.85      N/A         N/A          14

     2.92        (10.62)       22       2.00       9.11      N/A         N/A          18

     2.63         (2.33)       24       2.05       8.20      N/A         N/A          20

     3.05         25.24        37       2.04       7.68      N/A         N/A          31
-------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include each Fund's holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.


To obtain free copies of the Reports, the SAI and the Shareholder Manual or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the Shareholder Manual and the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data- base on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.: 811-2860; 811-3967; 811-5690; AND 811-2107)


                                                                       FIBDPRO

     [LOGO]FIRST INVESTORS


      EQUITY FUNDS

         TOTAL RETURN
         VALUE
         BLUE CHIP
         GROWTH & INCOME
         ALL-CAP GROWTH
         MID-CAP OPPORTUNITY
         SPECIAL SITUATIONS
         FOCUSED EQUITY
         GLOBAL


--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   THE DATE OF THIS

--------------------------------------------------------------------------------
                 P    R    O    S    P    E    C    T    U    S
--------------------------------------------------------------------------------

                                                             IS JANUARY 31, 2004

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------


INTRODUCTION...................................................................2

FUND DESCRIPTIONS..............................................................3
     TOTAL RETURN FUND.........................................................3
     VALUE FUND...............................................................12
     BLUE CHIP FUND...........................................................21
     GROWTH & INCOME FUND.....................................................29
     ALL-CAP GROWTH FUND......................................................38
     MID-CAP OPPORTUNITY FUND.................................................47
     SPECIAL SITUATIONS FUND..................................................55
     FOCUSED EQUITY FUND......................................................63
     GLOBAL FUND..............................................................71

FUND MANAGEMENT...............................................................81

BUYING AND SELLING SHARES.....................................................83
     HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?............................83
     HOW DO I BUY SHARES?.....................................................83
     WHAT ARE THE SALES CHARGES?..............................................85
     ARE SALES CHARGE DISCOUNTS AVAILABLE?....................................87
     HOW DO I SELL SHARES?....................................................89
     CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER
     FIRST INVESTORS FUNDS?...................................................89

ACCOUNT POLICIES..............................................................91

     WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?.....................91
     WHAT ABOUT TAXES?........................................................91
     HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL
     ACCOUNT PRIVILEGES AND POLICIES?.........................................93

FINANCIAL HIGHLIGHTS..........................................................94

     TOTAL RETURN FUND........................................................95
     VALUE FUND...............................................................97
     BLUE CHIP FUND...........................................................99
     GROWTH & INCOME FUND....................................................101
     ALL-CAP GROWTH FUND.....................................................103
     MID-CAP OPPORTUNITY FUND................................................105
     SPECIAL SITUATIONS FUND.................................................107
     FOCUSED EQUITY FUND.....................................................109
     GLOBAL FUND.............................................................111

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that invest primarily in common stocks and other equity securities. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, principal investment strategies and risks, performance, fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTOAL RETURN FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes and economic trends. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations.

Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund will normally attempt to diversify its stock holdings among stocks of large-, mid-, and small-cap companies.

Once the target allocation for bonds has been set, the Fund selects individual investments in bonds, by first considering the outlook for the economy and interest rates, and thereafter, a particular security's characteristics. The Fund will typically diversify its bond holdings among different types of bonds, including corporate bonds and mortgaged-backed securities.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles and interest rates. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may allocate assets to investment classes that underperform other classes.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because small-cap and mid-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

Bonds are subject to interest rate and credit risk. Interest rate risk refers to the impact of interest rate changes on the values of bonds. Credit risk refers to the risk that an issuer of bonds may be unable to pay interest or principal when due.

Mortgage-backed securities are also subject to prepayment and extension risks. These are risks that the underlying mortgages may be repaid earlier or later than expected.

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE TOTAL RETURN FUND?

The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

|X|  Are seeking total return,
|X| Are willing to accept a moderate degree of investment risk, and |X| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE TOTAL RETURN FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               TOTAL RETURN FUND


The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

-3.45%  26.71%  10.62%  18.08%  16.20%  13.59%  1.59%  -10.70%  -12.34%  20.53%

During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.56% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
----------------------------------------------------------------------------------------
                                                           CLASS A      CLASS B SHARES
                                                          SHARES (10       (LIFE OF
                                  1 YEAR     5 YEARS        YEARS)          CLASS*)
----------------------------------------------------------------------------------------

 CLASS A SHARES
 Return Before Taxes              13.64%       0.52%        6.66%             N/A
 Return After Taxes on
 Distributions                    13.10%      -0.70%        4.66%             N/A
 Return After Taxes on
 Distributions and Sale of
 Fund Shares                       8.96%      -0.17%        4.66%             N/A
----------------------------------------------------------------------------------------
 CLASS B SHARES
 Return Before Taxes              15.72%       0.63%         N/A             7.70%
----------------------------------------------------------------------------------------
 INDICES
 S&P 500 Index (reflects no
 deduction for fees, expenses
 or taxes)                        28.68%      -0.57%        11.04%          11.53%
 Lehman Brothers
 Government/Credit Index
 (reflects no deduction for
 fees, expenses or taxes)          4.67%       6.66%        6.98%           8.21%**
----------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX
IS FOR THE PERIOD 1/12/95 TO 12/31/03.

**THE RETURN SHOWN FOR THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS FOR THE PERIOD
1/1/95 TO 12/31/03.


WHAT ARE THE FEES AND EXPENSES OF THE TOTAL RETURN FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  Total
                                                 Annual
                         Distribution              Fund
            Management   and Service    Other    Operating     Fee      Net
               Fees        (12b-1)    Expenses   Expenses    Waiver     Expenses
               (1)          Fees         (2)       (2)         (1)         (2)
--------------------------------------------------------------------------------
Class A       1.00%         0.30%       0.47%     1.77%       0.25%       1.52%
  Shares
--------------------------------------------------------------------------------
Class B       1.00%         1.00%       0.47%     2.47%       0.25%       2.22%
  Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------

Class A shares          $721            $1,077          $1,457           $2,520
--------------------------------------------------------------------------------
Class B shares          $625            $1,046          $1,493          $2,615*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $721            $1,077          $1,457           $2,520
--------------------------------------------------------------------------------
Class B shares          $225             $746           $1,293          $2,615*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE TOTAL RETURN FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund considers, among other things, the issuer's financial strength, management, earnings growth potential and history (if any) of paying dividends. The Fund will normally attempt to diversify its stock holdings among stocks of large-, mid-, and small-cap companies.

Once the target allocation for bonds has been set, the Fund selects individual investments in bonds, by first considering the outlook for the economy and interest rates, and thereafter, a particular security's characteristics. The Fund will typically diversify its bond holdings among different types of bonds, including corporate bonds and mortgaged-backed securities.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.

Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.


The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in mortgage-backed securities not only lose the benefit of the higher-yielding underlying mortgages that are being prepaid but they also must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price. Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.

Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

|X|   An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X|   Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

|X| The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

|X|   The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate. This is referred to as interest rate risk and credit risk.

|X|   Investments in foreign companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.




WHO SHOULD CONSIDER BUYING THE VALUE FUND?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X|   Are seeking total return,
|X|   Are willing to accept a moderate degree of investment risk, and
|X|   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund Shares. If they were included, the returns would be less than those shown.

Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.


--------------------------------------------------------------------------------
                                   VALUE FUND


The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

-8.50%  32.20%  7.63%   24.01%  11.43%  15.70%  -1.22%  -19.88%  -21.40% 25.25%


During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -16.41% (for the quarter ended September 30, 2002).
-------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                     CLASS A SHARES     CLASS B SHARES
                                          1 YEAR        5 YEARS        (10 YEARS)      (LIFE OF CLASS*)
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                       17.99%        -3.22%           4.33%                N/A
Return After Taxes on Distributions       17.73%        -4.53%           2.71%                N/A
Return After Taxes on Distributions
and Sale of Fund Shares                   11.94%        -3.19%           2.94%                N/A
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                       20.52%        -3.10%            N/A                5.69%
---------------------------------------------------------------------------------------------------------
INDEX
S&P 500 Index (reflects no deduction      28.68%        -0.57%           11.04%             11.53%
for fees, expenses or taxes)

---------------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE S&P INDEX IS FOR THE PERIOD
1/12/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE VALUE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        Total
                                        Distribution                 Annual Fund
                                         and Service      Other       Operating
                          Mangeement       (12b-1)       Expenses      Expenses
                             Fees            Fees          (1)           (1)
--------------------------------------------------------------------------------
    Class A Shares          0.75%           0.30%         0.62%         1.67%
--------------------------------------------------------------------------------
    Class B Shares          0.75%           1.00%         0.62%         2.37%
--------------------------------------------------------------------------------


(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------

Class A shares          $735            $1,071          $1,430           $2,438
--------------------------------------------------------------------------------

Class B shares          $640            $1,039          $1,465           $2,532*


--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $735            $1,071          $1,430           $2,438
--------------------------------------------------------------------------------
Class B shares          $240              $739          $1,265           $2,532*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund's investment objective is to seek total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.

Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion ("Blue Chip" stocks). The Fund uses fundamental research to select stocks of companies that it believes have the most attractive growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.

Principal Risks:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because small-cap and mid-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE BLUE CHIP FUND?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:


|X|   Are seeking growth of capital,
|X|   Are willing to accept a moderate degree of investment risk, and
|X|   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                 BLUE CHIP FUND


The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

-3.02%  34.01%  20.55%  26.05%  18.10%  24.73% -6.04%  -19.32%  -26.18%  25.13%

During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -18.14% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------------------
                                                                 CLASS A SHARES     CLASS B SHARES
                                      1 YEAR        5 YEARS        (10 YEARS)      (LIFE OF CLASS*)
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                   17.95%         -3.82%           6.74%              N/A
Return After Taxes on Distributions   17.95%         -4.49%           5.32%
Return After Taxes on Distributions
and Sale of Fund Shares               11.67%         -2.86%           5.24%              N/A
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                   20.30%         -3.75%            N/A              7.54%
-----------------------------------------------------------------------------------------------------
INDEX
S&P 500 Index (reflects no            28.68%         -0.57%          11.04%            11.53%
deduction for fees, expenses
or taxes)
-----------------------------------------------------------------------------------------------------

*CLASS B SHARES  COMMENCED  OPERATIONS ON 1/12/95.  THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE
PERIOD 1/12/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE BLUE CHIP FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------
                                                  Total
                                                  Annual
                         Distribution              Fund
            Management   and Service    Other    Operating                 Net
               Fees        (12b-1)    Expenses   Expenses  Fee Waiver   Expenses
               (1)           Fees        (2)       (2)         (1)         (2)
-------------------------------------------------------------------------------
Class A       0.87%         0.30%       0.51%     1.68%       0.12%       1.56%
  Shares
-------------------------------------------------------------------------------
Class B       0.87%         1.00%       0.51%     2.38%       0.12%       2.26%
  Shares
-------------------------------------------------------------------------------
(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,063          $1,424           $2,438
--------------------------------------------------------------------------------
Class B shares          $629            $1,031          $1,460          $2,533*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,063          $1,424           $2,438
--------------------------------------------------------------------------------
Class B shares          $229              $731          $1,260          $2,533*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.

The Fund uses fundamental research to select stocks of companies which it believes have the most attractive growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities and corporate bonds. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

|X|   Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

|X|   If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

|X|   The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

|X|   The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

|X|   Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.




WHO SHOULD CONSIDER BUYING THE GROWTH & INCOME FUND?


The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X|   Are primarily seeking growth of capital,
|X|   Are willing to accept a moderate degree of investment risk, and
|X|   Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends. The Fund is therefore not designed for investors who need an assured level of current income.

HOW HAS THE GROWTH & INCOME FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.



--------------------------------------------------------------------------------
                              GROWTH & INCOME FUND


The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999     2000    2001     2002    2003

-0.76%  30.61%  19.96%  27.16%  23.41%  23.21%  -3.23%  -15.51%  -22.83% 29.85%

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.45% (for the quarter ended September 30, 2002).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
------------------------------------------------------------------------------------------------
                                          1 YEAR     5 YEARS    CLASS A SHARES   CLASS B SHARES
                                                                  (10 YEARS)      (LIFE CLASS*)
------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                       22.45%     -0.98%         8.79%             N/A
Return After Taxes on Distributions       22.38%     -1.88%         7.93%             N/A
Return After Taxes on
Distributions and Sale of
Fund Shares                               14.66%     -1.06%         7.42%             N/A
------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                       24.78%     -0.92%          N/A             9.64%
------------------------------------------------------------------------------------------------
INDEX
S&P 500 Index (reflects no                28.68%     -0.57%         11.04%          11.53%
deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR
THE PERIOD 1/12/95 TO 12/31/03.


WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                        Total
                                                                     Annual Fund
                                     Distribution       Other         Operating
                       Management     and Service      Expenses       Expenses
                         Fees        (12b-1) Fees        (1)             (1)

--------------------------------------------------------------------------------
  Class A Shares        0.74%           0.30%          0.48%           1.52%
--------------------------------------------------------------------------------
  Class B Shares        0.74%           1.00%          0.48%           2.22%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $721            $1,028          $1,356           $2,283
--------------------------------------------------------------------------------
Class B shares          $625              $994          $1,390           $2,378*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A shares          $721            $1,028          $1,356           $2,283
--------------------------------------------------------------------------------
Class B shares          $225              $694          $1,190           $2,378*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's (commonly called "investment grade bonds").

The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies as defined by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2003, Lipper defined large-cap companies as those with market capitalizations of $10.3 billion and over. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objectives.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization approach meaning, that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges large-, mid-and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.

The Fund is managed by an investment team which uses a three-pronged investment approach.

|X|   First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range, based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range.

|X|   Second, the team uses a "top down" macro-economic approach to identify industry sectors and themes which have strong growth prospects within each market cap range.

|X|   Finally, sub-portfolios of large-, mid- and small- cap stocks are built on a stock-by-stock basis using fundamental research and analysis. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X|   As in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

|X|   Growth stocks are typically more volatile than the general stock market.
If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|X|   Small-cap and mid-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

|X|   Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.

|X|   Stocks of foreign companies carry additional risks, including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X|   Are seeking significant growth of capital,

|X|   Are willing to accept a significant degree of investment risk, and

|X|   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE ALL-CAP GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.



--------------------------------------------------------------------------------
                              ALL-CAP GROWTH FUND


The bar chart contains the following plot points:

                        2001          2002         2003
                        -15.09%       -23.74%      32.00%

During the period shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
------------------------------------------------------------------------------------------
                                                         CLASS A SHARES    CLASS B SHARES
                                               1 YEAR   (LIFE OF CLASS*)  (LIFE OF CLASS*)
------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                            24.43%       -10.00%          N/A
Return After Taxes on Distributions            24.43%       -10.00%          N/A
Return After Taxes on Distributions and
Sale of Fund Shares                            15.88%        -8.34%          N/A
------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                            27.10%         N/A           -9.81%
------------------------------------------------------------------------------------------
INDEX
Russell 3000 Growth Index (reflects no         29.56%       -13.18%        -13.18%
deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------

*BOTH CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 10/25/00. THE AVERAGE
ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD OF 10/25/00 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        Total
                                                                     Annual Fund
                                     Distribution       Other         Operating
                       Management     and Service      Expenses       Expenses
                         Fees        (12b-1) Fees        (1)             (1)

--------------------------------------------------------------------------------
  Class A Shares        0.75%           0.30%          0.91%           1.96%
--------------------------------------------------------------------------------
  Class B Shares        0.75%           1.00%          0.91%           2.66%
--------------------------------------------------------------------------------
(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $763            $1,155          $1,571           $2,729
--------------------------------------------------------------------------------
Class B shares          $669            $1,126          $1,610           $2,824*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $763            $1,155          $1,571           $2,729
--------------------------------------------------------------------------------
Class B shares          $269              $826          $1,410           $2,824*
--------------------------------------------------------------------------------

* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies that are selected for their growth potential. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.

The Fund is managed by an investment team which uses a three-pronged investment strategy:

|X|   First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small-cap and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion.

|X|   Second, the team uses a macro-economic approach to identify industry sectors and themes with strong growth prospects within each market cap range.

|X|   Third, sub-portfolios of large-, mid- and small- cap stocks are constructed on a stock-by-stock basis using fundamental analysis.

Each sub-portfolio is managed by a different team member. In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

|X|   the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

|X|   a superior market position due to differentiated products and services and/or very strong sales and marketing;

|X|   positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

|X|   high quality management teams which should be capable of leading, managing and growing the companies into more profitable enterprises.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential or if it is necessary to rebalance the portfolio.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Concentration Risk:

Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.

Other Risks:

The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the index, it may hold securities which are not part of the index, and it may have sector, industry and market cap weightings which differ from the index.

--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X|   An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X|   Mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and tend to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

|X|   To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.

|X|   Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X|   Are seeking significant growth of capital,

|X|   Are willing to accept higher than average investment risk, and

|X|   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                            MID-CAP OPPORTUNITY FUND

The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

 0.50%  24.40%  15.34%  18.57%  11.90%  40.26%  3.16%   -12.94%  -19.92% 33.40%

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36 (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
------------------------------------------------------------------------------------------------
                                          1 YEAR     5 YEARS    CLASS A SHARES   CLASS B SHARES
                                                                  (10 YEARS)      (LIFE CLASS*)
------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                       25.69%      4.87%         9.26%               N/A
Return After Taxes on
Distributions                             25.69%      4.16%         8.30%               N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                                    16.70%      3.94%         7.70%               N/A
------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                       28.51%      5.06%          N/A               9.86%
------------------------------------------------------------------------------------------------
INDEX
S&P 400 Mid-Cap Index (reflects
no deduction for fees, expenses
or taxes)                                 35.62%      9.21%         13.92%            16.04%
------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 400 MID-CAP INDEX
IS FOR THE PERIOD 1/12/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
-------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  Total
                                                  Annual
                         Distribution              Fund
            Management   and Service   Other     Operating              Net
               Fees        (12b-1)    Expenses   Expenses  Fee Waiver   Expenses
               (1)           Fees        (2)       (2)         (1)         (2)
--------------------------------------------------------------------------------
Class A       0.99%         0.30%       0.68%     1.97%       0.24%       1.73%
  Shares
--------------------------------------------------------------------------------
Class B       0.99%         1.00%       0.68%     2.67%       0.24%       2.43%
  Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
-------------------------------------------------------------------------------
Class A shares          $741            $1,136          $1,555           $2,721
--------------------------------------------------------------------------------
Class B shares          $646            $1,107          $1,594          $2,816*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $741            $1,136          $1,555           $2,721
--------------------------------------------------------------------------------
Class B shares          $246              $807          $1,394          $2,816*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE

THE FUND IN DETAIL

WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

Under normal circumstances, the Mid-Cap Opportunity Fund will invest at least 80% of its net assets in mid-cap stocks. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy.

The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $350 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2003, the Lipper mid-cap ceiling was $10.3 billion. The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Mid-Cap Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential ("growth stocks"). Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large capitalizations. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X|   An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X|   Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and tend to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

|X|   Growth stocks are typically more volatile than the general stock market.
If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|X|   Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE SPECIAL SITUATIONS FUND?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X| Are seeking significant growth of capital,

|X| Are willing to accept a high degree of investment risk, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE SPECIAL SITUATIONS FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                             SPECIAL SITUATIONS FUND

The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

-3.66%  23.92%  11.56%  16.15%  1.53%   27.45%  -0.73%  -22.37%  -27.72% 38.04%

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------
                                    1 YEAR     5 YEARS     CLASS A SHARES  CLASS B SHARES
                                                             (10 YEARS)   (LIFE OF CLASS*)
------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                 30.13%     -1.57%          3.79%           N/A
Return After Taxes on
Distributions                       30.13%     -2.64%          2.57%           N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                              19.59%     -1.59%          2.80%           N/A
------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                 33.03%     -1.51%           N/A           4.51%
------------------------------------------------------------------------------------------
INDEX
Russell 2000 Growth Index
(reflects no deduction for
fees, expenses or taxes)            47.29%      7.20%          9.19%         10.81%
------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE RUSSELL 2000
GROWTH INDEX ARE FOR THE PERIOD 1/12/95 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE SPECIAL SITUATIONS FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  Total
                                                 Annual
                         Distribution              Fund
            Management   and Service   Other     Operating     Fee      Net
               Fees        (12b-1)    Expenses   Expenses    Waiver     Expenses
               (1)           Fees        (2)       (2)         (1)         (2)
--------------------------------------------------------------------------------
Class A       1.00%         0.30%       0.75%     2.05%       0.25%       1.80%
  Shares
--------------------------------------------------------------------------------
Class B       1.00%         1.00%       0.75%     2.75%       0.25%       2.50%
  Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $747            $1,158          $1,593           $2,799
--------------------------------------------------------------------------------
Class B shares          $653            $1,130          $1,632          $2,894*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $747            $1,158          $1,593           $2,799
--------------------------------------------------------------------------------
Class B shares          $253              $830          $1,432          $2,894*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL


WHAT ARE THE SPECIAL SITUATIONS FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in common stocks of companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps.

The Fund defines small-cap stocks as those that are treated as small-cap by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2003, the Lipper small-cap ceiling was $2.5 billion. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies that are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund employs a two-fold investment approach:

|X|   First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

|X|   Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X|   The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X|   Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

|X|   Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FOCUSED EQUITY FUND?

The Focused Equity Fund is most appropriately used as part of a diversified investment portfolio. It may be appropriate for you if you:

|X|  Are seeking significant growth of capital,

|X|  Are willing to accept a high degree of investment risk, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               FOCUSED EQUITY FUND

The bar chart contains the following plot points:

        2000            2001           2002            2003

        -19.33%         -6.35%         -29.37%         26.61%

During the period shown, the highest quarterly return was 17.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -20.35% (for the quarter ended June 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------
                                                 1 YEAR    CLASS A SHARES    CLASS B SHARES
                                                          (LIFE OF CLASS*)  (LIFE OF CLASS*)

-----------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                              19.29%        -5.64%             N/A
Return After Taxes on Distributions              19.29%        -5.64%             N/A
Return After Taxes on Distributions and
Sale of Fund Shares                              12.54%        -4.71%             N/A
-----------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                              21.73%          N/A             -5.54%
-----------------------------------------------------------------------------------------
INDEX
S&P 500 Index (reflects no deduction for
fees, expenses or taxes)                         28.68%        -1.77%            -1.77%
-----------------------------------------------------------------------------------------

*CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 3/22/99. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 3/22/99 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        Total
                                     Distribution                    Annual Fund
                                     and Service       Other         Operating
                       Management      (12b-1)        Expenses       Expenses
                         Fees           Fees            (1)             (1)
--------------------------------------------------------------------------------
  Class A Shares        0.75%           0.30%          0.94%           1.99%
--------------------------------------------------------------------------------
  Class B Shares        0.75%           1.00%          0.94%           2.69%
--------------------------------------------------------------------------------
(1) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------


                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $765            $1,164          $1,586           $2,759
--------------------------------------------------------------------------------
Class B shares          $672            $1,135          $1,625          $2,853*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $765            $1,164          $1,586           $2,759
--------------------------------------------------------------------------------
Class B shares          $272              $835          $1,425          $2,853*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL


WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may concentrate up to 60% of its portfolio in its top ten holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.

|X|   First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit over the next three to nine months from the current economic environment.

|X|   Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GLOBAL FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks that are traded in larger or more established markets throughout the world. The Fund also invests opportunistically in smaller capitalization stocks and stocks which are traded in smaller, less-developed or emerging markets.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment as well as company-specific developments. The risks of investing in securities issued by foreign companies, particularly those that are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest. Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets. Stocks with smaller market capitalizations tend to experience sharper price fluctuations.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GLOBAL FUND?

The Global Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X|  Are seeking significant growth of capital,

|X|  Want exposure to investments in both U.S. and foreign companies,

|X|  Are willing to accept a high degree of investment risk, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE GLOBAL FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                   GLOBAL FUND

The bar chart contains the following plot points:

 1994   1995    1996    1997    1998    1999    2000    2001     2002    2003

-3.78%  17.83%  14.43%  7.98%   16.80%  31.66%  -12.97% -15.09%  -21.31% 28.82%

During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.27% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
----------------------------------------------------------------------------------------
                                    1 YEAR     5 YEARS   CLASS A SHARES  CLASS B SHARES
                                                           (10 YEARS)   (LIFE OF CLASS*)
----------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                 21.40%     -1.44%        4.29%            N/A
Return After Taxes on
Distributions                       21.40%     -2.46%        2.60%            N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                              13.91%     -1.54%        2.81%            N/A
----------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                 24.07%     -1.35%         N/A            5.16%
----------------------------------------------------------------------------------------
INDEX
Morgan Stanley All Country
World Free Index (reflects no
deduction for fees, expenses or
taxes)**                            34.63%      0.04%        7.15%           7.39%
----------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE MORGAN STANLEY
ALL COUNTRY WORLD FREE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/03.

**MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS DESIGNED TO MEASURE THE PERFORMANCE
OF STOCK MARKETS IN THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE
DEVELOPED AND EMERGING MARKETS OF EASTERN EUROPE, LATIN AMERICA, ASIA, MIDDLE EAST AND
THE FAR EAST. THE INDEX CONSISTS OF APPROXIMATELY 85% OF THE AGGREGATE MARKET VALUE OF
THE COVERED STOCK EXCHANGES AND IS CALCULATED TO EXCLUDE COMPANIES AND SHARE CLASSES
THAT CANNOT BE FREELY PURCHASED BY FOREIGNERS.

WHAT ARE THE FEES AND EXPENSES OF THE GLOBAL FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                        Total
                                     Distribution                    Annual Fund
                                     and Service       Other         Operating
                       Management      (12b-1)        Expenses       Expenses
                         Fees           Fees            (1)             (1)
--------------------------------------------------------------------------------
  Class A Shares         1.00%            0.30%          0.68%          1.98%
--------------------------------------------------------------------------------
  Class B Shares         1.00%            1.00%          0.68%          2.68%
--------------------------------------------------------------------------------

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
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Class A shares          $764            $1,161          $1,581           $2,749
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Class B shares          $671            $1,132          $1,620          $2,844*
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If you do not redeem your shares:
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Class A shares          $764            $1,161          $1,581           $2,749
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Class B shares          $271              $832          $1,420          $2,844*
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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GLOBAL FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets. The Fund primarily invests in securities that trade in larger or more established markets but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and
(4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries. The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objectives. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Global Fund:

Market Risk:
Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, potential restrictions on the flow of international capital and the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap to-mid-cap stocks is greater than that associated with larger-cap stocks because small-to-mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to-mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable and their share prices more volatile. These companies are also more likely to have limited markets or financial resources or to depend on a small, inexperienced management group.

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FUND MANAGEMENT
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First Investors Management Company, Inc. ("FIMCO") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2003, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.77 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended September 30, 2003, FIMCO received advisory fees as follows: 0.75% of average daily net assets, net of any waiver, for Total Return Fund, Value Fund, All-Cap Growth Fund, Blue Chip Fund, Focused Equity Fund, Mid-Cap Opportunity Fund, and Special Situations Fund; 0.74% of average daily net assets, net of any waiver, for Growth & Income Fund; and 1.00% of average daily net assets, net of any waiver, for Global Fund.

The Total Return Fund is managed by a team of portfolio managers.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Prior to October 2000, he was Co-Portfolio Manager of the Fund. Mr. Fitzpatrick is also the Portfolio Manager of the First Investors Life Series Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995.

Matthew S. Wright serves as Portfolio Manager of the Value Fund. Mr. Wright is also the Portfolio Manager for First Investors Life Series Value Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund and Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.

Allen Klee, who joined FIMCO in 2001, serves as the Portfolio Manager of the Special Situations Fund and Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Klee is also Portfolio Manager of the First Investors Life Series Discovery Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period, Mr. Klee held several positions including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).

Wellington Management Company, LLP ("WMC") serves as the investment subadviser of Global Fund, Focused Equity Fund and All-Cap Growth Fund. WMC has discretionary trading authority over all of each Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2003, WMC held investment management authority with respect to $353 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 173 registered investment companies or series of such companies, with net assets of approximately $186 billion.

The All-Cap Growth Fund is managed by an investment team consisting of three WMC portfolio managers.

The Focused Equity Fund is managed by Matthew E. Megargel, Chartered Financial Analyst and Senior Vice President of WMC. Mr. Megargel joined WMC in 1983 as a Global Industry Analyst and has been managing portfolios since 1990. Mr. Megargel is Co-Head of WMC's Core Equity Group.

Trond Skramstad, Senior Vice President of WMC, and Matthew E. Megargel serve as Co-Portfolio Managers of the Global Fund. Mr. Skramstad is the Director of International Equity Management and Chairman of WMC's Global Equity Strategy Group. He joined WMC in 1993.

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BUYING AND SELLING SHARES
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HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is our policy to refuse to accept purchase orders from investors that we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $250,000 or more (based upon your holdings in all of our Funds). If you are investing $1,000,000 or more (based upon your holdings in all of our Funds), we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $1,000,000 limit.


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                                 CLASS A SHARES

Class A shares of a Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT      SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE
                            OF OFFERING PRICE           OF NET AMOUNT INVESTED
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Less than $100,000               5.75%                          6.10%
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$100,000-$249,999                4.50                           4.71
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$250,000-$499,999                3.50                           3.63
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$500,000-$999,999                2.50                           2.56
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$1,000,000 or more                 0*                             0*
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*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. YOUR SHARES MAY ALSO BE SUBJECT TO A CDSC OF 1.00% FOR 24 MONTHS, IF THEY WERE PURCHASED DURING A SALES PROMOTION IN WHICH THE NORMAL FRONT-END SALES CHARGE HAD BEEN WAIVED.

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                                 Class B Shares*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                          CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
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Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
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In the 5th year                                            2
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In the 6th year                                            1
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Within the 7th year and 8th year                           0
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* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

                                                                              91
Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares for our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) For example, if you already own shares of First Investors Funds worth $100,000, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

For more information on ROAs and LOIs, ask for our Shareholder Manual or visit us at our website at www.firstinvestors.com. As further described in the

Shareholder Manual, sales charges and CDSCs may also be reduced or waived under certain other circumstances and for certain groups.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is the policy of each Fund to reject any exchange request that appears to be part of a short-term market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. We monitor transactions in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

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ACCOUNT POLICIES
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WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Total Return Fund, Growth & Income Fund, Blue Chip Fund and Value Fund will declare and pay a dividend from net investment income on a quarterly basis. To the extent that it has net investment income, the Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and All-Cap Growth Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by a Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your

Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

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FINANCIAL HIGHLIGHTS
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The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

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TOTAL RETURN FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Income          Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments

CLASS A
1999            $14.27         $.29             $1.26           $ 1.55          $.30            $1.18           $1.48

2000             14.34          .31              2.29             2.60           .27              .40             .67

2001             16.27          .26             (2.86)           (2.60)          .32             1.07            1.39

2002**           12.28          .22             (1.59)           (1.37)          .32              --              .32

2003             10.59          .20              1.44             1.64           .21              --              .21

CLASS B

1999            $14.13         $.21             $1.22           $ 1.43          $.21            $1.18           $1.39

2000             14.17          .21              2.24             2.45           .17              .40             .57

2001             16.05          .18             (2.84)           (2.66)          .21             1.07            1.28

2002**           12.11          .15             (1.59)           (1.44)          .21              --              .21

2003             10.46          .09              1.44             1.53           .13              --              .13
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+         NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*         CALCULATED WITHOUT SALES CHARGES.
**        PRIOR TO OCTOBER 1, 2001, THE TOTAL RETURN FUND DID NOT AMORTIZE PREMIUMS ON DEBT
          SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED.
          THE CUMULATIVE  EFFECT OF THIS ACCOUNTING  CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE
          FUND.

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                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Income (%)  Expenses   Net
                                                                  (%)        Investment
                                                                             Income (%)

CLASS A
$14.34           11.50         $ 92         1.40       2.08        1.63         1.85           127

 16.27           18.67          120         1.33       2.00        1.58         1.75           118

 12.28          (17.31)         121         1.37       2.02        1.62         1.77           130

 10.59          (11.44)         129         1.47       1.91        1.72         1.66           185

 12.02           15.58          177         1.52       1.72        1.77         1.47            80

CLASS B

$14.17           10.72         $  9         2.10       1.38        2.33         1.15           127

 16.05           17.79           16         2.03       1.30        2.28         1.05           118

 12.11          (17.82)          19         2.07       1.32        2.32         1.07           130

 10.46          (12.09)          22         2.17       1.21        2.42          .96           185

 11.86           14.71           28         2.22       1.02        2.47          .77            80
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VALUE FUND
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PER SHARE DATA
               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Income          Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments

CLASS A
1999            $7.62          $.13            $  .74           $  .87          $.13            $.37            $.50

2000             7.99           .13              1.21             1.34           .13             .60             .73

2001             8.60           .10             (2.10)           (2.00)          .11             .56             .67

2002**           5.93           .11             (1.65)           (1.54)          .13              --             .13

2003             4.26           .08               .73              .81           .08              --             .08

CLASS B

1999            $7.53          $.08            $  .72           $  .80          $.08            $.37            $.45

2000             7.88           .08              1.18             1.26           .07             .60             .67

2001             8.47           .06             (2.07)           (2.01)          .06             .56             .62

2002**           5.84           .07             (1.63)           (1.56)          .08              --             .08

2003             4.20           .05               .71              .76           .04              --             .04
-----------------------------------------------------------------------------------------------------------------------
+         NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*         CALCULATED WITHOUT SALES CHARGES.
**        PRIOR TO OCTOBER 1, 2001, THE VALUE FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE
          PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED.  THE CUMULATIVE
          EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.

---------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Income (%)  Expenses   Net
                                                                  (%)        Investment
                                                                             Income (%)
CLASS A
  $7.99          11.99         $145         1.37       1.69        N/A          N/A            65

   8.60          17.58          187         1.31       1.57        N/A          N/A            46

   5.93         (24.98)         149         1.37       1.47        N/A          N/A            51

   4.26         (26.34)          99         1.51       1.93        N/A          N/A            40

   4.99          19.04          126         1.67       1.69        N/A          N/A            92

CLASS B

  $7.88          11.13          $21         2.07        .99        N/A          N/A            65

   8.47          16.77           32         2.01        .87        N/A          N/A            46

   5.84         (25.46)          26         2.07        .77        N/A          N/A            51

   4.20         (26.94)          17         2.21       1.23        N/A          N/A            40

   4.92          18.26           19         2.37        .99        N/A          N/A            92
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments

CLASS A
1999            $22.46         $   --          $5.46            $5.46           $.02            $  .75        $  .77

2000             27.15          (.09)           5.68             5.59            --               1.65          1.65

2001             31.09             --          (8.64)           (8.64)           .01              3.30          3.31

2002             19.14          (.03)          (4.55)           (4.58)           --                --            --

2003             14.56             --           2.58             2.58            --                --            --

CLASS B

1999            $22.15         $(.14)          $5.35            $5.21           $--             $  .75        $  .75

2000             26.61          (.25)           5.50             5.25            --               1.65          1.65

2001             30.21          (.16)          (8.33)           (8.49)           --               3.30          3.30

2002             18.42          (.16)          (4.35)           (4.51)           --                --            --

2003             13.91          (.11)           2.46             2.35            --                --            --
-----------------------------------------------------------------------------------------------------------------------
+        NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.


---------------------------------------------------------------------------------------------------

                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Loss (%)
CLASS A
$27.15           24.88         $471         1.32        .01        1.41         (.08)        97

 31.09           21.49          615         1.27       (.31)       1.34         (.38)       125

 19.14          (30.88)         445         1.35       (.02)       1.43         (.10)       117

 14.56          (23.93)         333         1.48       (.17)       1.58         (.27)       144

 17.14           17.72          383         1.56          -        1.68         (.12)       111

CLASS B

$26.61           24.07          $70         2.02       (.69)       2.11         (.78)        97

 30.21           20.60          105         1.97      (1.01)       2.04        (1.08)       125

 18.42          (31.33)          78         2.05       (.72)       2.13         (.80)       117

 13.91          (24.48)          57         2.18       (.87)       2.28         (.97)       144

 16.26           16.90           62         2.26       (.70)       2.38         (.82)       111
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Income          Unrealized       Operations        Income
                             (Loss)          Gain (Loss)
                                             on Investments
CLASS A
1999            $12.31         $.04           $2.88            $2.92           $.05            $  --        $ .05

2000             15.18          .01            2.98             2.99            .01              1.55        1.56

2001             16.61          .06           (3.99)           (3.93)           .03              1.49        1.52

2002**           11.16          .03           (2.31)           (2.28)           .05               --          .05

2003              8.83          .04            1.85             1.89            .04               --          .04

CLASS B

1999            $12.14        $(.04)          $2.80            $2.76           $ --            $  --       $  --

2000             14.90         (.08)           2.90             2.82             --              1.55        1.55

2001             16.17         (.01)          (3.88)           (3.89)            --              1.49        1.49

2002**           10.79         (.04)          (2.24)           (2.28)            --               --          --

2003              8.51         (.03)           1.78             1.75             --               --          --
-----------------------------------------------------------------------------------------------------------------------
+         NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*         CALCULATED WITHOUT SALES CHARGES.
**        PRIOR TO OCTOBER  1, 2001,  THE GROWTH & INCOME  FUND DID NOT  AMORTIZE  PREMIUMS  ON DEBT
          SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED.
          THE CUMULATIVE  EFFECT OF THIS ACCOUNTING  CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE
          FUND.

---------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Income      Expenses   Net
                                                      (Loss)(%)   (%)        Investment
                                                                             Income (%)
CLASS A
  $15.18         23.75         $378         1.36        .29         N/A        N/A          112

   16.61         21.31          494         1.28        .05         N/A        N/A          142

   11.16        (25.91)         383         1.34        .47         N/A        N/A          168

    8.83        (20.53)         318         1.46        .33         N/A        N/A          169

   10.68         21.49          400         1.52        .44         N/A        N/A           70

CLASS B

  $14.90         22.77          $77         2.06       (.41)        N/A        N/A          112

   16.17         20.49          107         1.98       (.65)        N/A        N/A          142

   10.79        (26.38)          82         2.04       (.23)        N/A        N/A          168

    8.51        (21.13)          65         2.16       (.37)        N/A        N/A          169

   10.26         20.56           76         2.22       (.26)        N/A        N/A           70
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments
CLASS A
2001(a)         $10.00        $(.05)          $(3.42)          $(3.47)         $  --           $  --        $  --

2002              6.53         (.06)           (1.14)           (1.20)            --              --           --

2003              5.33         (.06)            1.48             1.42             --              --           --

CLASS B

2001(a)         $10.00        $(.08)          $(3.43)          $(3.51)         $  --           $  --        $  --

2002              6.49         (.10)           (1.13)           (1.23)            --              --           --

2003              5.26         (.09)            1.44             1.35             --              --           --
----------------------------------------------------------------------------------------------------------------------
+        ANNUALIZED.
++       NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.
(a)      FOR THE PERIOD OCTOBER 25, 2000 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2001.


----------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS++           NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Loss (%)
CLASS A
  $6.53         (34.70)        $35          1.75+       (.90) +     2.10+     (1.25)+        84

   5.33         (18.38)         44          1.75       (1.03)       1.98      (1.26)        138

   6.75          26.64          77          1.94       (1.15)       1.96      (1.17)        126

CLASS B

  $6.49         (35.10)         $8          2.45+      (1.60) +     2.80+     (1.95)+        84

   5.26         (18.95)          9          2.45       (1.73)       2.68      (1.96)        138

   6.61          25.67          14          2.64       (1.85)       2.66      (1.87)        126
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments
CLASS A
1999            $14.53        $(.13)          $6.62            $6.49           $--             $--          $--

2000             21.02         (.10)           8.02             7.92            --              2.28         2.28

2001             26.66         (.05)          (7.67)           (7.72)           --              1.30         1.30

2002             17.64         (.13)          (1.73)           (1.86)           --              --           --

2003             15.78         (.12)           3.52             3.40            --              --           --

CLASS B

1999            $14.17        $(.23)          $6.41            $6.18           $--             $--          $--

2000             20.35         (.20)           7.67             7.47            --              2.28         2.28

2001             25.54         (.18)          (7.32)           (7.50)           --              1.30         1.30

2002             16.74         (.24)          (1.63)           (1.87)           --              --           --

2003             14.87         (.23)           3.31             3.08            --              --           --
-----------------------------------------------------------------------------------------------------------------------
+      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*      CALCULATED WITHOUT SALES CHARGES.

----------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Loss (%)
CLASS A
$21.02           44.67         $50          1.50        (.69)       1.77       (.96)        171

 26.66           41.41         120          1.42        (.52)       1.67       (.77)        180

 17.64          (30.34)        109          1.51        (.27)       1.76       (.52)        123

 15.78          (10.55)        131          1.70        (.82)       1.95      (1.07)        112

 19.18           21.55         192          1.73        (.80)       1.97      (1.04)         37

CLASS B

$20.35           43.61          $7          2.20       (1.39)       2.47      (1.66)        171

 25.54           40.46          24          2.12       (1.22)       2.37      (1.47)        180

 16.74          (30.84)         22          2.21        (.97)       2.46      (1.22)        123

 14.87          (11.17)         25          2.40       (1.52)       2.65      (1.77)        112

 17.95           20.71          35          2.43       (1.50)       2.67      (1.74)         37
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments
CLASS A
1999            $17.83        $(.22)           $5.79            $5.57           $--             $   --       $   --

2000             23.40         (.18)            9.81             9.63            --                1.21         1.21

2001             31.82         (.18)          (11.59)          (11.77)           --                4.89         4.89

2002             15.16         (.19)           (2.31)           (2.50)           --                 --           --

2003             12.66         (.17)            3.14             2.97            --                 --           --

CLASS B

1999            $17.34        $(.36)           $5.64            $5.28           $--             $   --       $   --

2000             22.62         (.33)            9.38             9.05            --                1.21         1.21

2001             30.46         (.29)          (11.00)          (11.29)           --                4.89         4.89

2002             14.28         (.29)           (2.15)           (2.44)           --                 --           --

2003             11.84         (.25)            2.93             2.68            --                 --           --
----------------------------------------------------------------------------------------------------------------------
+        NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.


----------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Loss (%)
CLASS A
$23.40           31.24         $186         1.53        (.97)       1.76      (1.20)        132

 31.82           43.07          276         1.41        (.68)       1.60       (.87)        161

 15.16          (42.86)         164         1.54        (.94)       1.75      (1.15)        183

 12.66          (16.49)         138         1.69       (1.24)       1.93      (1.48)        153

 15.63           23.46          169         1.80       (1.26)       2.05      (1.51)        111

CLASS B

$22.62           30.45          $20         2.23       (1.67)       2.46      (1.90)        132

 30.46           41.94           34         2.11       (1.38)       2.30      (1.57)        161

 14.28          (43.26)          21         2.24       (1.64)       2.45      (1.85)        183

 11.84          (17.09)          18         2.39       (1.94)       2.63      (2.18)        153

 14.52           22.63           20         2.50       (1.96)       2.75      (2.21)        111
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments

CLASS A
1999(a)         $10.00        $(.04)          $ .92            $.88             $--             $--          $--

2000             10.88         (.08)           (.42)           (.50)             --              --           --

2001             10.38         (.03)          (2.63)          (2.66)             --              --           --

2002              7.72         (.07)          (1.92)          (1.99)             --              --           --

2003              5.73         (.02)           1.52            1.50              --              --           --

CLASS B

1999(a)         $10.00        $(.06)          $ .90            $.84             $--             $--          $--

2000             10.84         (.15)           (.43)           (.58)             --              --           --

2001             10.26         (.09)          (2.59)          (2.68)             --              --           --

2002              7.58         (.13)          (1.86)          (1.99)             --              --           --

2003              5.59         (.07)           1.48            1.41              --              --           --
-----------------------------------------------------------------------------------------------------------------------
+    ANNUALIZED.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*    CALCULATED WITHOUT SALES CHARGES.
(a)  FOR THE PERIOD MARCH 22, 1999  (COMMENCEMENT  OF OPERATIONS) TO SEPTEMBER 30, 1999.
(b)  TURNOVER INCLUDES EFFECT OF INVESTMENT MANAGER CHANGE AND REPOSITIONING OF PORTFOLIO.


---------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS++           NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Loss (%)
CLASS A
$10.88            8.80         $59          1.75+      (.93)+       1.90+     (1.08)+        57

 10.38           (4.60)         75          1.62       (.76)        1.52       (.66)        178

  7.72          (25.63)         51          1.75       (.35)        N/A       N/A           240(b)

  5.73          (25.78)         38          1.83       (.90)        N/A       N/A           150

  7.23           26.18          48          1.99       (.35)        N/A       N/A            49

CLASS B

$10.84            8.40         $14          2.45+     (1.63)+       2.60+     (1.78)+        57

 10.26           (5.35)         18          2.32      (1.46)        2.22      (1.36)        178

  7.58          (26.12)         13          2.45      (1.05)         N/A      N/A           240(b)

  5.59          (26.25)          9          2.53      (1.60)         N/A      N/A           150

  7.00           25.22          11          2.69      (1.05)         N/A      N/A            49
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET     INCOME FROM                                        LESS DISTRIBUTIONS
               VALUE AT      INVESTMENT OPERATIONS                              FROM
               BEGINNING
               OF PERIOD     Net             Net Realized     Total from        Net         Net Realized  Total
                             Investment      and              Investment        Investment  Gain          Distributions
                             Loss            Unrealized       Operations        Income
                                             Gain (Loss)
                                             on Investments

CLASS A
1999            $6.33         $--              $1.86            $1.86          $--              $.08         $.08

2000             8.11         (.02)              .91              .89           --               .89          .89

2001             8.11         (.01)            (2.13)           (2.14)          --               .76          .76

2002             5.21         (.01)             (.96)            (.97)          --                --           --

2003             4.24         (.01)              .93              .92           --                --           --

CLASS B

1999            $6.19        $(.04)            $1.81            $1.77          $--              $.08         $.08

2000             7.88         (.07)              .88              .81           --               .89          .89

2001             7.80         (.06)            (2.03)           (2.09)          --               .76          .76

2002             4.95          --               (.95)            (.95)          --                --           --

2003             4.00         (.04)              .88              .84           --                --           --
-----------------------------------------------------------------------------------------------------------------------
+       NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.

---------------------------------------------------------------------------------------------------
                TOTAL         RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL         NET          RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN*       ASSETS AT    NET ASSETS+            NET ASSETS              TURNOVER
  VALUE AT      (%)           END OF                              BEFORE EXPENSES         RATE (%)
  END OF                      PERIOD       Expenses   Net         WAIVED OR ASSUMED
  PERIOD                      (IN          (%)        Investment
                              MILLIONS)               Loss (%)    Expenses   Net
                                                                  (%)        Investment
                                                                             Income (%)
CLASS A
$8.11           29.63          $316         1.72       (.03)        N/A       N/A            92

 8.11           11.73           350         1.65       (.26)        N/A       N/A           102

 5.21          (28.87)          234         1.77       (.21)        N/A       N/A           116

 4.24          (18.62)          173         1.87       (.35)        N/A       N/A           125

 5.16           21.70           192         1.98       (.19)        N/A       N/A           112

CLASS B

$7.88           28.78           $18         2.42       (.73)        N/A       N/A            92

 7.80           10.99            26         2.35       (.96)        N/A       N/A           102

 4.95          (29.42)           18         2.47       (.91)        N/A       N/A           116

 4.00          (19.19)           14         2.57      (1.05)        N/A       N/A           125

 4.84           21.00            15         2.68       (.89)        N/A       N/A           112
---------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include each Fund's holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares. To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the Shareholder Manual and the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.: 811-5690;
811-6618; 811-5690; 811-6618; 811-6618;
811-6618; 811-5690; 811-6618; AND 811-3169)


                                                                         FIEQPRO

                                 FIRST INVESTORS
                       TAXABLE BOND AND MONEY MARKET FUNDS

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
          A SERIES OF FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.

95 Wall Street
New York, New York  10005
1-800-423-4026


                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2004

     This is a Statement of Additional Information ("SAI") for FIRST INVESTORS CASH MANAGEMENT FUND, INC. ("CASH MANAGEMENT FUND"), FIRST INVESTORS GOVERNMENT FUND, INC. ("GOVERNMENT FUND"), FIRST INVESTORS INVESTMENT GRADE FUND ("INVESTMENT GRADE FUND"), a series of FIRST INVESTORS SERIES FUND ("SERIES FUND"), and FIRST INVESTORS FUND FOR INCOME, INC. ("FUND FOR INCOME"). Series Fund offers five separate series, one of which, INVESTMENT GRADE FUND, is described in this SAI, while FUND FOR INCOME, GOVERNMENT FUND and CASH MANAGEMENT FUND each offers one series. Each series is referred to as a "Series" or "Fund". GOVERNMENT FUND, INVESTMENT GRADE FUND, FUND FOR INCOME and CASH MANAGEMENT FUND are referred to herein collectively as "Funds".

     This SAI is not a prospectus. It should be read in conjunction with each Fund's Prospectus dated January 31, 2004, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting your Fund at the address or telephone number noted above.

     This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to the Funds in the First Investors Family of Funds.

                           PART I - TABLE OF CONTENTS
                           --------------------------
                                                                          Page
                                                                          ----

History and Classification of the Funds........................................2
Investment Strategies, Policies and Risks......................................2
Portfolio Turnover.............................................................3
Management of the Funds........................................................3
Advisory Agreements and Fees...................................................7
Underwriter and Dealers........................................................8
Distribution Plans.............................................................9
Allocation of Portfolio Brokerage..............................................9
Performance Information.......................................................11
Purchases, Redemptions, Sales Loads and Pricing of Fund Shares................13
Taxes.........................................................................14
Beneficial Ownership Information..............................................14
Financial Statements..........................................................15
Appendix A Investments Strategies Used by the First Investors Taxable Bond
Funds........................................................................A-1
Appendix B Investment Policies of the First Investors Taxable Bond Funds.....B-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS

     CASH MANAGEMENT FUND was incorporated in the state of Maryland on October 16, 1978. The Fund's authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $0.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     GOVERNMENT FUND was incorporated in the state of Maryland on September 21, 1983. GOVERNMENT FUND'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series, each having two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     FUND FOR INCOME was incorporated in the state of Maryland on August 20, 1970. FUND FOR INCOME'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     The Funds are not required to hold annual shareholder meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

     Each Fund is a diversified open-end management investment company.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies and risks that may be used by the Funds.

                               PORTFOLIO TURNOVER

     The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2002 and September 30, 2003.
Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                             PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
FUND                             FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                 SEPTEMBER 30, 2002        SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
Cash Management                         N/A                        N/A
--------------------------------------------------------------------------------
Government                              75%                        65%
--------------------------------------------------------------------------------
Investment Grade                        13%                        6%
--------------------------------------------------------------------------------
Fund For Income                         20%                        31%
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

     The First Investors Family of Funds share one common investment adviser, First Investors Management Co. ("FIMCO"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, the Code of Ethics that has been adopted by the Board, the investment advisory agreements of the Funds ("Advisory Agreements"), the subadvisory agreements of the Funds that have subadvisers ("Subadvisory Agreements"), and the material factors that were considered by the Board in approving the Advisory and Subadvisory Agreements.

     Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.


     The address of each Director/Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, N.Y. 10005.

                         DIRECTORS/TRUSTEES AND OFFICERS
                         -------------------------------

---------------------------------------------------------------------------------------
                         DISINTERESTED DIRECTORS/TRUSTEES
---------------------------------------------------------------------------------------
                          POSITION(S)                            NUMBER
                           HELD WITH                              OF
                         FUNDS COVERED                         PORTFOLIOS     OTHER
                          BY THIS SAI         PRINCIPAL         IN FUND    TRUSTEESHIPS
                         AND LENGTH OF   OCCUPATION(S) DURING   COMPLEX   DIRECTORSHIPS
NAME AND DATE OF BIRTH      SERVICE*         PAST 5 YEARS       OVERSEEN      HELD
---------------------------------------------------------------------------------------
Robert M. Grohol         Director/         None/Retired            50         None
1/16/1932                Trustee since
                         6/30/2000
---------------------------------------------------------------------------------------
Rex R. Reed              Director/         None/Retired            50         None
3/19/1922                Trustee since
                         3/31/1984
---------------------------------------------------------------------------------------
Herbert Rubinstein       Director/         None/Retired            50         None
6/14/1921                Trustee since
                         9/20/1979
---------------------------------------------------------------------------------------
James M. Srygley         Director/         Owner Hampton           50         None
10/17/1932               Trustee since     Properties
                         1/19/1995         (real property
                                           management and
                                           investments)
---------------------------------------------------------------------------------------
Robert F. Wentworth      Director/         None/Retired            50         None
7/5/1929                 Trustee since
                         10/15/1992
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     *Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Director/Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Director/Trustee was elected/appointed to the Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.



----------------------------------------------------------------------------------------
                             INTERESTED DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------
                          POSITION(S)                            NUMBER
                           HELD WITH                              OF
                         FUNDS COVERED                         PORTFOLIOS     OTHER
                          BY THIS SAI         PRINCIPAL         IN FUND    TRUSTEESHIPS
                         AND LENGTH OF   OCCUPATION(S) DURING   COMPLEX   DIRECTORSHIPS
NAME AND DATE OF BIRTH      SERVICE*         PAST 5 YEARS       OVERSEEN      HELD
----------------------------------------------------------------------------------------
Glenn O. Head             Director/Trustee Chairman of First       50        None
8/16/1925                  since 1968**    Investors
                                           Corporation,
                                           Chairman of First
                                           Investors
                                           Consolidated
                                           Corporation,
                                           Chairman of First
                                           Investors Management
                                           Company, Inc.,
                                           Chairman of
                                           Administrative Data
                                           Management Corp.,
                                           and officer of other
                                           affiliated
                                           companies.***
----------------------------------------------------------------------------------------
Kathryn S. Head             President      Vice President of        50       None
12/31/1955                 since 2001;     First Investors
                          Director/Trustee Corporation,
                              since        President of First
                           3/17/1994**     Investors
                                           Consolidated
                                           Corporation,
                                           President of First
                                           Investors Management
                                           Company, Inc.,
                                           President of
                                           Administrative Data
                                           Management Corp.,
                                           Chairman of First
                                           Investors Federal
                                           Savings Bank and
                                           officer of other
                                           affiliated
                                           companies.***
----------------------------------------------------------------------------------------
Larry R. Lavoie           Director/Trustee General Counsel of       50       None
9/12/1947                     since        First Investors
                           9/17/1998**     Corporation and
                                           other affiliated
                                           companies.***
----------------------------------------------------------------------------------------
John T. Sullivan          Director/Trustee Of Counsel of            50       None
1/18/1932                     since        Hawkins, Delafield &
                           9/20/1979**     Wood; Director and
                                           Chairman of
                                           Executive Committee
                                           of First Investors
                                           Corporation.
----------------------------------------------------------------------------------------
*Each Director/Trustee  serves for an indefinite term with the Funds covered by the SAI,
until  his/her  successor  is  elected.  Each  date  indicates  a   Director's/Trustee's
appointment/election  to the Board of the  First  Investors  Family  of  Funds.  Where a
Director/Trustee  was  elected/appointed  to the Board prior to a Fund's inception,  the
Director/Trustee  has been a member of that  Fund's  Board  since the Fund's  inception.

**Mr. Head and Ms. Head are Interested  Director/Trustees  because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal  underwriter  of the Funds,  and (b) they are  officers,  directors  and  employees  of the  adviser  and principal  underwriter of the Funds. Ms. Head is the daughter of Mr. Head. Mr. Lavoie is an Interested  Director/Trustee of the Funds because he is an officer of, and indirectly owns  securities  issued by, the adviser and  principal  underwriter  of the Funds.  Mr.
Sullivan is an Interested  Director/Trustee because he is a director and Chairman of the
Executive  Committee of First  Investors  Corporation  and he indirectly owns securities issued by the  adviser  and  principal  underwriter  of the Funds.

***Other  affiliated  companies consist of: First Investors Realty Company,  Inc., First
Investors Life Insurance Company, First Investors Leverage Corporation,  Route 33 Realty
Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real
Property Development  Corporation,  School Financial  Management  Services,  Inc., First
Investors  Federal Savings Bank, First Investors Credit  Corporation and First Investors
Resources, Inc.

--------------------------------------------------------------------------------
                    OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
                           POSITION(S) HELD
                          WITH FUNDS COVERED
                            BY THIS SAI AND     PRINCIPAL OCCUPATION(S) DURING
NAME AND DATE OF BIRTH    LENGTH OF SERVICE*             PAST 5 YEARS
--------------------------------------------------------------------------------
Dennis T.        5/15/1958  Vice President,   Portfolio Manager of First
Fitzpatrick                Series Fund since  Investors Management Company, Inc.
                                 1998
--------------------------------------------------------------------------------
Clark D.         2/25/1959  Vice President,   Director of Fixed Income
Wagner                      Government Fund   (previously, Chief Investment
                           and Series Fund,   Officer) of First Investors
                              since 1991      Management Company, Inc.
--------------------------------------------------------------------------------
Michael J.      11/24/1965  Vice President,   Portfolio Manager of First
O'Keefe                     Cash Management   Investors Management Company, Inc.
                           Fund, since 1996
--------------------------------------------------------------------------------
George V.        5/29/1952  Vice President,   Portfolio Manger of First
Ganter                    Series Fund, since  Investors Management Company, Inc.
                                 2000
--------------------------------------------------------------------------------
Joseph I.        8/2/1957   Treasurer since   Treasurer and Principal
Benedek                          1988         Accounting Officer of First
                                              Investors Management Company, Inc.
--------------------------------------------------------------------------------
*Each date indicates an Officer's appointment. Where an appointment date occurs prior to a Fund's inception, the Officer has been an Officer of that Fund since the Fund's inception.


                 DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                 -------------------------------------------
                           AS OF DECEMBER 31, 2003
                           -----------------------

--------------------------------------------------------------------------------
                                 DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE OF
                                                        EQUITY SECURITIES - ALL
                                        DOLLAR RANGE     REGISTERED INVESTMENT
                                        OF OWNERSHIP     COMPANIES OVERSEEN BY
                                          OF FUNDS        DIRECTOR/TRUSTEE IN
                                         COVERED BY     FIRST INVESTORS FAMILY
DIRECTOR    FUND                          THIS SAI             OF FUNDS
--------------------------------------------------------------------------------
Robert      None                            None            Over $100,000
Grohol
--------------------------------------------------------------------------------
Rex Reed    None                            None            Over $100,00
--------------------------------------------------------------------------------
Herbert     First Investors Cash        Over $100,000       Over $100,000
Rubinstein  Management Fund
            ----------------------------------------------
            First Investors Fund For    $10,001-$50,000
            Income
--------------------------------------------------------------------------------
James       First Investors Fund For    $50,001-$100,000    Over $100,000
Srygley     Income
            ----------------------------------------------
            First Investors Cash        Over $100,000
            Management Fund Inc.
            ----------------------------------------------
            First Investors Investment  $10,001-$50,000
            Grade Fund
--------------------------------------------------------------------------------
Robert      First Investors Fund For     $1 - $10,000      $50,001-$100,000
Wentworth   Income
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                               INTERESTED DIRECTORS
-------------------------------------------------------------------------------------
                                                            AGGREGATE DOLLAR RANGE OF
                                                             EQUITY SECURITIES - ALL
                                              DOLLAR RANGE   REGISTERED INVESTMENT
                                              OF OWNERSHIP         COMPANIES
                                                OF FUNDS     OVERSEEN BY DIRECTOR IN
                                               COVERED BY    FIRST INVESTORS FAMILY
DIRECTOR        FUND                           THIS SAI            OF FUNDS
-------------------------------------------------------------------------------------
Glenn O. Head     First Investors Fund For    Over-$100,000       Over $100,000
                  Income
                  --------------------------------------------
                  First Investors Cash        Over $100,000
                  Management Fund
                  --------------------------------------------
                  First Investors Investment  $1 - $10,000
                  Grade Fund
-------------------------------------------------------------------------------------
Kathryn S. Head   First Investors Cash        $10,001-$50,000     Over $100,000
                  Management Fund
                  --------------------------------------------
                  First Investors Fund For    $50,001-$100,000
                  Income
                  --------------------------------------------
                  First Investors Investment   $1-$10,000
                  Grade Fund
-------------------------------------------------------------------------------------
Larry R. Lavoie   First Investors Fund For    $10,001-$50,000     Over $100,000
                  Income
-------------------------------------------------------------------------------------
John T. Sullivan  None                            None                None
-------------------------------------------------------------------------------------
As of January 2, 2004, the Directors and Officers,  as a group,  owned less than 1%
of either Class A or Class B shares of each Fund.

                      COMPENSATION OF DIRECTORS/TRUSTEES
                      ----------------------------------

     The following table lists compensation paid to the Directors or Trustees of each Fund for the fiscal year ended September 30, 2003.

--------------------------------------------------------------------------------
                                                                       TOTAL
                                                                    COMPENSATION
                                                                     FROM FIRST
                                                                     INVESTORS
                 AGGREGATE                 AGGREGATE    AGGREGATE    FAMILY OF
                COMPENSATION  AGGREGATE   COMPENSATION COMPENSATION  FUNDS PAID
                 FROM CASH   COMPENSATION     FROM         FROM          TO
                 MANAGEMENT   FROM FUND    GOVERNMENT   INVESTMENT   DIRECTORS/
TRUSTEE             FUND      FOR INCOME      FUND      GRADE FUND   TRUSTEES+
--------------------------------------------------------------------------------
Glenn O. Head*       $0           $0           $0           $0           $0
--------------------------------------------------------------------------------
Kathryn S. Head*     $0           $0           $0           $0           $0
--------------------------------------------------------------------------------
Larry R. Lavoie*     $0           $0           $0           $0           $0
--------------------------------------------------------------------------------
Rex R. Reed        $1,800       $2,600       $1,800       $1,800      $44,525
--------------------------------------------------------------------------------
Herbert
Rubinstein         $1,800      $ 2,600       $1,800       $1,800      $44,525
--------------------------------------------------------------------------------
James M. Srygley   $1,800      $ 2,600       $1,800       $1,800      $44,525
--------------------------------------------------------------------------------
John T. Sullivan     $0           $0           $0           $0           $0
--------------------------------------------------------------------------------
Robert F.
Wentworth          $1,800      $ 2,600       $1,800       $1,800      $44,525
--------------------------------------------------------------------------------
Robert Grohol      $1,800      $ 2,600       $1,800       $1,800      $44,525
--------------------------------------------------------------------------------
* Compensation to Officers and interested Directors/Trustees of the Funds is paid by the Adviser.

+ The First Investors Family of Funds consists of 14 separate registered investment companies.

     No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

                          ADVISORY AGREEMENTS AND FEES


     Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund that has a subadviser.

     Set forth below are the methods for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund that has a subadviser.

     Under its Advisory Agreement, CASH MANAGEMENT FUND pays the Adviser an annual fee, payable monthly, of 0.50% of its average daily net assets. With respect to the other Funds, under each Advisory Agreement, the applicable Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

                                 GOVERNMENT FUND

Average Daily Net Assets                                  Annual Rate
------------------------                                  -----------
Up to $200 million................................           1.00%
In excess of $200 million up to $500 million......           0.75
In excess of $500 million up to $750 million......           0.72
In excess of $750 million up to $1.0 billion......           0.69
Over $1.0 billion.................................           0.66


                              INVESTMENT GRADE FUND

Average Daily Net Assets                                  Annual Rate
------------------------                                  -----------
Up to $300 million................................           0.75%
In excess of $300 million up to $500 million......           0.72
In excess of $500 million up to $750 million......           0.69
Over $750 million.................................           0.66


                               FUND FOR INCOME

Average Daily Net Assets                                  Annual Rate
------------------------                                  -----------
Up to $250 million................................           0.75%
In excess of $250 million up to $500 million......           0.72
In excess of $500 million up to $750 million......           0.69
Over $750 million.................................           0.66

     The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the time periods noted below.

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------
                                                                   REIMBURSED
FUND                 ADVISORY FEES PAID   ADVISORY FEES WAIVED      EXPENSES
--------------------------------------------------------------------------------
Cash Management            $981,352                 $0              $353,458
--------------------------------------------------------------------------------
Government                 $789,967              $525,674           $26,357
--------------------------------------------------------------------------------
Investment Grade           $375,867              $93,993            $13,535
--------------------------------------------------------------------------------
Fund For Income           $3,586,675                $0                 $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
                                                                     EXPENSES
FUND                 ADVISORY FEES PAID   ADVISORY FEES WAIVED      REIMBURSED
--------------------------------------------------------------------------------
Cash Management           $1,037,630               $0               $199,982
--------------------------------------------------------------------------------
Government                 $945,758             $630,506            $77,496
--------------------------------------------------------------------------------
Investment Grade           $595,649             $149,059            $78,887
--------------------------------------------------------------------------------
Fund For Income           $3,312,467               $0                  $0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
                                                                   REIMBURSED
FUND                 ADVISORY FEES PAID   ADVISORY FEES WAIVED      EXPENSES
--------------------------------------------------------------------------------
Cash Management            $981,023                $0               $372,240
--------------------------------------------------------------------------------
Government                $1,224,694            $791,634            $171,682
--------------------------------------------------------------------------------
Investment Grade           $898,206             $224,552            $146,294
--------------------------------------------------------------------------------
Fund for Income           $3,545,679               $0                  $0
--------------------------------------------------------------------------------


                             UNDERWRITER AND DEALERS

     Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with FIC, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

     The following tables list the underwriting fees paid to FIC during the fiscal years ended September 30, 2001, 2002 and 2003. The tables do not show the Cash Management Fund because it paid no underwriting fees during the years shown.

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------
                            UNDERWRITING FEES PAID    AMOUNTS ALLOWED TO OTHER
FUND                                TO FIC                     DEALERS
--------------------------------------------------------------------------------
Government                         $413,162                    $37,438
--------------------------------------------------------------------------------
Investment Grade                   $619,621                    $8,706
--------------------------------------------------------------------------------
Fund For Income                    $919,665                   $111,302
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
FUND                        UNDERWRITING FEES PAID    AMOUNTS ALLOWED TO OTHER
                                    TO FIC                     DEALERS
--------------------------------------------------------------------------------
Government                        $1,172,803                   $43,282
--------------------------------------------------------------------------------
Investment Grade                  $1,414,769                   $34,662
--------------------------------------------------------------------------------
Fund For Income                   $1,254,072                   $40,819
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
FUND                        UNDERWRITING FEES PAID    AMOUNTS ALLOWED TO OTHER
                                    TO FIC                     DEALERS
--------------------------------------------------------------------------------
Government                        $1,409,311                   $13,819
--------------------------------------------------------------------------------
Investment Grade                  $1,763,439                   $28,983
--------------------------------------------------------------------------------
Fund For Income                   $2,120,551                   $83,778
--------------------------------------------------------------------------------


                               DISTRIBUTION PLANS

     Part II of this SAI describes the distribution plans of those Funds that have adopted such plans. For the fiscal year ended September 30, 2003, the Funds paid the following in fees pursuant to their plans. The Class A table does not list any fees for the Cash Management Fund because it does not have a distribution plan for its Class A shares.

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
                   COMPENSATION   COMPENSATION   COMPENSATION        TOTAL
                        TO             TO           SALES        DISTRIBUTION
FUND               UNDERWRITER      DEALERS       PERSONNEL     PLAN FEES PAID
--------------------------------------------------------------------------------
Government          $173,556        $4,708        $278,332        $456,596
--------------------------------------------------------------------------------
Investment Grade    $103,799        $6,433        $197,014        $307,246
--------------------------------------------------------------------------------
Fund For Income     $676,494       $20,830        $658,716       $1,356,040
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     CLASS B
--------------------------------------------------------------------------------
                  COMPENSATION   COMPENSATION   COMPENSATION        TOTAL
                       TO             TO           SALES        DISTRIBUTION
FUND              UNDERWRITER      DEALERS       PERSONNEL     PLAN FEES PAID
--------------------------------------------------------------------------------
Cash Management       $0             $0          $35,076          $35,076
--------------------------------------------------------------------------------
Government         $173,954        $8,522        $19,880         $202,356
--------------------------------------------------------------------------------
Investment Grade   $219,396        $8,000        $40,632         $268,028
--------------------------------------------------------------------------------
Fund For Income    $242,670       $16,972        $45,180         $304,822
--------------------------------------------------------------------------------

                      ALLOCATION OF PORTFOLIO BROKERAGE

     Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers during the past fiscal year.


--------------------------------------------------------------------------------
                  COMMISSIONS PAID FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------
                                                         TRANSACTIONS ON
                      TOTAL        COMMISSIONS PAID        COMMISSIONS
FUND            COMMISSIONS PAID    FOR RESEARCH       PAID FOR RESEARCH
--------------------------------------------------------------------------------
Cash Management       $0                 $0                     $0
-------------------------------------------------------------------------------
Government            $0                 $0                     $0
--------------------------------------------------------------------------------
Investment  Grade     $0                 $0                     $0
--------------------------------------------------------------------------------
Fund For Income       $0                 $0                     $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  COMMISSIONS PAID FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
                                                           TRANSACTIONS ON
                       TOTAL        COMMISSIONS PAID         COMMISSIONS
FUND              COMMISSIONS PAID    FOR RESEARCH        PAID FOR RESEARCH
--------------------------------------------------------------------------------
Cash Management         $0                 $0                     $0
--------------------------------------------------------------------------------
Government              $0                 $0                     $0
--------------------------------------------------------------------------------
Investment Grade        $0                 $0                     $0
--------------------------------------------------------------------------------
Fund For Income         $0                 $0                     $0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  COMMISSIONS PAID FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
                                                         TRANSACTIONS ON
                      TOTAL        COMMISSIONS PAID        COMMISSIONS
FUND            COMMISSIONS PAID     FOR RESEARCH        PAID FOR RESEARCH
--------------------------------------------------------------------------------
Cash Management       $0                 $0                     $0
--------------------------------------------------------------------------------
Government            $0                 $0                     $0
--------------------------------------------------------------------------------
Investment Grade      $0                 $0                     $0
--------------------------------------------------------------------------------
Fund For Income     $2,654               $0                     $0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OWNERSHIP OF REGULAR BROKERS-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE
                               PAST FISCAL YEAR
--------------------------------------------------------------------------------
                                BROKER-DEALER     PARENT CO.    9/30/03 MARKET
                                                                    VALUE
--------------------------------------------------------------------------------
Cash Management Fund owned:     JP MorganChase                    $5,000,000
                                Bank of America                   $5,704,073
                                Merrill Lynch & Co.                   $0
--------------------------------------------------------------------------------
Government Fund owned:                None                            $0
--------------------------------------------------------------------------------
Investment Grade Fund owned:    Bank One Corp.                    $2,193,475
                                Chase Manhattan   JP MorganChase  $845,026
                                First Union       Wachovia Corp.  $1,469,137
                                UBS AG                                $0
--------------------------------------------------------------------------------
Fund For Income Fund owned:           None                            $0
--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

     Part II of this SAI describes how performance information is computed.

CASH MANAGEMENT FUND:
---------------------

     The following is an example, for purposes of illustration only, of the current and effective yield calculation for Class A and Class B shares for the seven day period ended September 30, 2003.


                                                    CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
                                                CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
Dividends per share from net investment          $0.000080823       $0.000000000
income (seven calendar days ended
September 30, 2003) (Base Period)
--------------------------------------------------------------------------------
Annualized (365 day basis)*                      $0.004214342       $0.000000000
--------------------------------------------------------------------------------
Average net asset value per share of the             $1.00             $1.00
seven calendar days ended September 30, 2003
--------------------------------------------------------------------------------
Annualized historical yield per share for             0.42%             0.00%
the seven calendar days ended September 30, 2003
--------------------------------------------------------------------------------
Effective Yield**                                     0.42%             0.00%
--------------------------------------------------------------------------------
Weighted average life to maturity of the          __________         __________
portfolio on September 30, 2003 was 78 days
--------------------------------------------------------------------------------
----------------------

* This represents the average of annualized net investment income per share for the seven calendar days ended September 30, 2003.
** Effective Yield = [(Base Period Return+1)^(365/7)] - 1

GOVERNMENT FUND, INVESTMENT GRADE FUND AND FUND FOR INCOME:
-----------------------------------------------------------

     Average annual returns and total returns computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares) for the periods ended September 30, 2003 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN AT PUBLIC OFFERING PRICE: (1),(2)
--------------------------------------------------------------------------------
                    ONE YEAR       FIVE YEARS       TEN YEARS    LIFE OF FUND(3)
--------------------------------------------------------------------------------
                 CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                   A       B       A       B       A       B       A       B
FUND             SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
--------------------------------------------------------------------------------
Government       -2.84%  -1.67%   4.03%   4.15%   4.81%    N/A     N/A    6.05%
--------------------------------------------------------------------------------
Investment Grade  2.66%   4.17%   4.50%   4.64%   5.54%    N/A     N/A    7.07%
--------------------------------------------------------------------------------
Fund For Income  18.60%  21.24%   2.09%   2.27%   5.87%    N/A     N/A    6.14%
--------------------------------------------------------------------------------

TOTAL RETURN AT PUBLIC OFFERING PRICE: (1),(2)
--------------------------------------------------------------------------------
                    ONE YEAR       FIVE YEARS       TEN YEARS    LIFE OF FUND(3)
--------------------------------------------------------------------------------
                 CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                   A       B       A       B       A       B       A       B
FUND             SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
--------------------------------------------------------------------------------
Government       -2.84%  -1.67%  21.85%  22.54%  59.99%    N/A     N/A   66.88%
--------------------------------------------------------------------------------
Investment Grade  2.66%   4.17%  24.60%  25.46%  71.47%    N/A     N/A   81.42%
--------------------------------------------------------------------------------
Fund For Income  18.60%  21.24%  10.90%  11.86%  76.97%    N/A     N/A   68.18%
--------------------------------------------------------------------------------

--------------------
(1) All Class A total return figures assume the maximum front-end sales charge of 5.75% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for GOVERNMENT FUND, and 8.50% for FUND FOR INCOME. From December 29, 1989 to July 1, 1993, the maximum front-end sales charge was 6.90%. From July 1, 1993 through June 14, 2002, the maximum front-end sales charge was 6.25%.

(2) Certain expenses of the Funds have been waived from commencement of operations through September 30, 2003. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(3) The commencement date for the offering of Class B shares is January 12, 1995. The inception dates for Class A shares of the Funds are as follows:
    CASH MANAGEMENT FUND - October 16, 1978; GOVERNMENT FUND - August 6, 1984; INVESTMENT GRADE FUND - February 19, 1991; and FUND FOR INCOME - January 1, 1971.

      Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual total returns and total returns computed at net asset value for the period ended September 30, 2003 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN AT NAV: (1)
--------------------------------------------------------------------------------
                    ONE YEAR       FIVE YEARS       TEN YEARS    LIFE OF FUND(2)
--------------------------------------------------------------------------------
                 CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                   A       B       A       B       A       B       A       B
FUND             SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
--------------------------------------------------------------------------------
Government        3.08%   2.33%   5.27%   4.49%   5.43%    N/A     N/A    6.05%
--------------------------------------------------------------------------------
Investment Grade  8.94%   8.17%   5.74%   4.97%   6.16%    N/A     N/A    7.07%
--------------------------------------------------------------------------------
Fund For Income  25.78%  25.24%   3.29%   2.63%   6.50%    N/A     N/A    6.14%
--------------------------------------------------------------------------------

TOTAL RETURN AT NAV: (1)
--------------------------------------------------------------------------------
                    ONE YEAR       FIVE YEARS       TEN YEARS    LIFE OF FUND(2)
--------------------------------------------------------------------------------
                 CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                   A       B       A       B       A       B       A       B
FUND             SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
--------------------------------------------------------------------------------
Government        3.08%   2.33%  29.27%  24.54%  69.71%    N/A     N/A   66.88%
--------------------------------------------------------------------------------
Investment Grade  8.94%   8.17%  32.17%  27.46%  81.85%    N/A     N/A   81.42%
--------------------------------------------------------------------------------
Fund For Income  25.78%  25.24%  17.55%  13.86%  87.78%    N/A     N/A   68.18%
--------------------------------------------------------------------------------
--------------------
(1) Certain expenses of the Funds have been waived from commencement of operations through September 30, 2003. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(2) The commencement date for the offering of Class B shares is January 12, 1995. The inception dates for Class A shares of the Funds are as follows:
    CASH MANAGEMENT FUND - October 16, 1978; GOVERNMENT FUND - August 6, 1984; INVESTMENT GRADE FUND - February 19, 1991; and FUND FOR INCOME - January 1, 1971.

     Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of mortgage-backed securities, such as GNMA Certificates, based on principal amount held). Dividends on equity securities are accrued daily at their estimated stated dividend rates.



-------------------------------------------------------------------------------
                            30 DAYS ENDED 9/30/03(1)
-------------------------------------------------------------------------------
FUND                                  SEC YIELD CLASS A    SEC YIELD CLASS B
-------------------------------------------------------------------------------
Government                                  3.07%                2.50%
-------------------------------------------------------------------------------
Investment Grade                            3.52%                3.01%
-------------------------------------------------------------------------------
Fund For Income                             7.49%                7.23%
-------------------------------------------------------------------------------
----------------------------------------

(1) During this period certain expenses of GOVERNMENT FUND and INVESTMENT GRADE FUND were waived. Accordingly, yield is higher than it would have been if such expenses had not been waived. The distribution rate for each Fund is presented for a twelve-month period. It is calculated by adding the dividends for the last twelve months and dividing the sum by a Fund's offering price per share at the end of that period. The distribution rate is also calculated by using a Fund's net asset value. Distribution rate calculations do not include capital gain distributions, if any, paid.

     The distribution rates for the twelve-month period ended September 30, 2003 for Class A shares of GOVERNMENT FUND, INVESTMENT GRADE FUND and FUND FOR INCOME are as follows:

-------------------------------------------------------------------------------
                       CLASS A            CLASS A
                    DISTRIBUTION     DISTRIBUTION RATE         CLASS B
FUND NAME             RATE SEC              NAV          DISTRIBUTION RATE NAV
-------------------------------------------------------------------------------
Government              4.48%              4.75%                 4.01%
-------------------------------------------------------------------------------
Investment Grade        4.99%              5.29%                 4.59%
-------------------------------------------------------------------------------
Fund For Income         7.53%              8.00%                 7.21%
-------------------------------------------------------------------------------

During this period certain expenses of the Funds were waived. Accordingly, the distribution rates are higher than they would have been had such expenses not been waived.


         PURCHASES, REDEMPTIONS, SALES LOADS AND PRICING OF FUND SHARES

     The First Investors Shareholder Manual, set forth in Part II of this SAI, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds that are sold directly to the public, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI. The Shareholder Manual is not applicable to the funds that are offered solely through variable annuity or variable life products.

                                      TAXES

     Information concerning the tax laws applicable to the Funds is set forth in
Part II of this SAI.

                        BENEFICIAL OWNERSHIP INFORMATION

     As of January 2, 2004 the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the CASH MANAGEMENT FUND.

           SHAREHOLDER                          % OF SHARES
           -----------                          -----------

           First Investors Corporation              7.8%
           00150502793
           333 West 34th Street-3rd Floor
           New York, NY  10001

           First Investors Management              11.2%
           Company, Inc.
           581 Main Street
           Woodbridge, NJ 07095-1198

      As of January 2, 2004, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class B shares of the CASH MANAGEMENT FUND.

           SHAREHOLDER                          % OF SHARES
           -----------                          -----------

           Vicki L. Busby                          7.8%
           6835 S. 26th Street
           Phoenix, AZ 85042

           Estate of Winston Edwards, Jr.          11.2%
           Winston Edwards, Sr. GDN
           486 Palmetto Road
           Bridgeport, CT 66606



      As of January 2, 2004, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the FUND FOR INCOME.

           SHAREHOLDER                          % OF SHARES
           -----------                          -----------

           Pert & Co.                              12.1%
           Bank of New York
           c/o Administrative Data
           Management Corp.
           581 Main Street
           Woodbridge, NJ  07095-1198

     As of January 2, 2004, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the GOVERNMENT FUND.

           SHAREHOLDER                          % OF SHARES
           -----------                          -----------

           Pert & Co.                               8.3%
           Bank of New York
           c/o Administrative Data
           Management Corp.
           581 Main Street
           Woodbridge, NJ  07095-1198

                             FINANCIAL STATEMENTS

     Registrants incorporate by reference the financial statements and reports of independent accounts contained in the annual reports to shareholders for the fiscal year ended September 30, 2003.

                                   APPENDIX A
      INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

     The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below on a Fund-by-Fund basis. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

CASH MANAGEMENT   |X|Fund uses or currently          -  Fund does not currently
FUND              anticipate using                   anticipates using
--------------------------------------------------------------------------------
DEBT SECURITIES                                         |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS  |X|
     CORPORATE BONDS AND NOTES                          |X|
     CONVERTIBLE DEBT SECURITIES                        --
     HIGH YIELD SECURITIES                              --
     MORTGAGE-BACKED SECURITIES                         --
     OTHER ASSET-BACKED SECURITIES                      |X|
     MUNICIPAL SECURITIES                               |X|
     U.S. GOVERNMENT SECURITIES                         |X|
     VARIABLE AND FLOATING RATE SECURITIES              |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                  |X|
EQUITY SECURITIES                                       --
     COMMON  STOCKS,  PREFERRED  STOCKS, AND WARRANTS   --
     SHARES OF OTHER INVESTMENT COMPANIES               --
     SHARES OF EXCHANGE TRADED FUNDS                    --
     REAL ESTATE INVESTMENT TRUSTS                      --
FOREIGN SECURITIES EXPOSURE                             --
     DEPOSITORY RECEIPTS                                --
     FOREIGN  SECURITIES  TRADED  IN THE U.S.           --
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS       --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS      --
DERIVATIVES                                             --
     CREDIT-LINKED SECURITIES                           --
     INVERSE FLOATERS                                   --
     INTEREST RATE SWAPS                                --
RESTRICTED AND ILLIQUID SECURITIES                      |X|
WHEN-ISSUED SECURITIES                                  --
STAND-BY COMMITMENTS                                    --
OPTIONS                                                 --
FUTURES                                                 --
REPURCHASE AGREEMENTS                                   --
TEMPORARY BORROWING                                     |X|
TEMPORARY DEFENSIVE INVESTMENTS                         --

                                      I-A-1

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS
GOVERNMENT        |X|Fund uses or currently          -  Fund does not currently
FUND              anticipate using                   anticipates using
--------------------------------------------------------------------------------
DEBT SECURITIES                                         |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS  |X|
     CORPORATE BONDS AND NOTES                          --
     CONVERTIBLE DEBT SECURITIES                        --
     HIGH YIELD SECURITIES                              --
     MORTGAGE-BACKED SECURITIES                         |X|
     OTHER ASSET-BACKED SECURITIES                      --
     MUNICIPAL SECURITIES                               --
     U.S. GOVERNMENT SECURITIES                         |X|
     VARIABLE AND FLOATING RATE SECURITIES              --
     ZERO COUPON AND PAY-IN-KIND BONDS                  --
EQUITY SECURITIES                                       --
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS      --
     SHARES OF OTHER INVESTMENT COMPANIES               --
     SHARES OF EXCHANGE TRADED FUNDS                    --
     REAL ESTATE INVESTMENT TRUSTS                      --
FOREIGN SECURITIES EXPOSURE                             --
     DEPOSITORY RECEIPTS                                --
     FOREIGN SECURITIES TRADED IN THE U.S.              --
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS       --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS      --
DERIVATIVES                                             --
     CREDIT-LINKED SECURITIES                           --
     INVERSE FLOATERS                                   --
     INTEREST RATE SWAPS                                --
RESTRICTED AND ILLIQUID SECURITIES                      |X|
WHEN-ISSUED SECURITIES                                  |X|
STAND-BY COMMITMENTS                                    --
OPTIONS                                                 --
FUTURES                                                 --
REPURCHASE AGREEMENTS                                   --
TEMPORARY BORROWING                                     |X|
TEMPORARY DEFENSIVE INVESTMENTS                         |X|

                                      I-A-2

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

INVESTMENT GRADE  |X|Fund uses or currently          -  Fund does not currently
FUND              anticipate using                   anticipates using

--------------------------------------------------------------------------------
DEBT SECURITIES                                         |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS  |X|
     CORPORATE BONDS AND NOTES                          |X|
     CONVERTIBLE DEBT SECURITIES                        --
     HIGH YIELD SECURITIES                              |X|
     MORTGAGE-BACKED SECURITIES                         --
     OTHER ASSET-BACKED SECURITIES                      |X|
     MUNICIPAL SECURITIES                               |X|
     U.S. GOVERNMENT SECURITIES                         |X|
     VARIABLE AND FLOATING RATE SECURITIES              --
     ZERO COUPON AND PAY-IN-KIND BONDS                  |X|
EQUITY SECURITIES                                       |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS      |X|
     SHARES OF OTHER INVESTMENT COMPANIES               --
     SHARES OF EXCHANGE TRADED FUNDS                    --
     REAL ESTATE INVESTMENT TRUSTS                      --
FOREIGN SECURITIES EXPOSURE                             |X|
     DEPOSITORY RECEIPTS                                --
     FOREIGN SECURITIES TRADED IN THE U.S.              |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS       --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS      --
DERIVATIVES                                             --
     CREDIT-LINKED SECURITIES                           --
     INVERSE FLOATERS                                   --
     INTEREST RATE SWAPS                                --
RESTRICTED AND ILLIQUID SECURITIES                      |X|
WHEN-ISSUED SECURITIES                                  --
STAND-BY COMMITMENTS                                    --
OPTIONS                                                 --
FUTURES                                                 --
REPURCHASE AGREEMENTS                                   --
TEMPORARY BORROWING                                     |X|
TEMPORARY DEFENSIVE INVESTMENTS                         |X|

                                     I-A-3

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

FUND FOR INCOME   |X|Fund uses or currently          -  Fund does not currently
                  anticipate using                   anticipates using

--------------------------------------------------------------------------------
DEBT SECURITIES                                         |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS  |X|
     CORPORATE BONDS AND NOTES                          |X|
     CONVERTIBLE DEBT SECURITIES                        |X|
     HIGH YIELD SECURITIES                              |X|
     MORTGAGE-BACKED SECURITIES                         --
     OTHER ASSET-BACKED SECURITIES                      |X|
     MUNICIPAL SECURITIES                               --
     U.S. GOVERNMENT SECURITIES                         |X|
     VARIABLE AND FLOATING RATE SECURITIES              --
     ZERO COUPON AND PAY-IN-KIND BONDS                  |X|
EQUITY SECURITIES                                       |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS      |X|
     SHARES OF OTHER INVESTMENT COMPANIES               --
     SHARES OF EXCHANGE TRADED FUNDS                    --
     REAL ESTATE INVESTMENT TRUSTS                      --
FOREIGN SECURITIES EXPOSURE                             |X|
     DEPOSITORY RECEIPTS                                --
     FOREIGN SECURITIES TRADED IN THE U.S.              |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS       |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS      --
DERIVATIVES                                             |X|
     CREDIT-LINKED SECURITIES                           |X|
     INVERSE FLOATERS                                   --
     INTEREST RATE SWAPS                                --
RESTRICTED AND ILLIQUID SECURITIES                      |X|
WHEN-ISSUED SECURITIES                                  --
STAND-BY COMMITMENTS                                    --
OPTIONS                                                 --
FUTURES                                                 --
REPURCHASE AGREEMENTS                                   --
TEMPORARY BORROWING                                     |X|
TEMPORARY DEFENSIVE INVESTMENTS                         |X|

                                     I-A-4

                                   APPENDIX B
          INVESTMENT POLICIES OF THE FIRST INVESTORS TAXABLE BOND FUNDS

     The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.

     Each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940 as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of Directors/Trustees of a Fund ("Board") without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund's assets will not cause a violation of the Fund's investment policies.

     CASH MANAGEMENT FUND will not:
     --------------------

     (1) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings.

     (2) Make loans, except by purchase of debt obligations and through repurchase agreements, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's net assets (taken at current value).

     (3) Purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result thereof more than 25% of the Fund's total assets (taken at current value) would be invested in the obligations of one or more issuers having their principal business activities in the same industry; provided, however, that the Fund may invest more than 25% of its total assets in the obligations of banks.

     (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (5) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

     (6) Make short sales of securities unless at all times while a short position is open the Fund maintains a long position in the same security in an amount at least equal thereto.

     (7)  Write or purchase any put or call options.

     (8) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

                                     I-B-1

     (9) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

     (10) Purchase the securities of other investment companies or investment trusts.

     (11) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser owning individually more than one-half of one percent of said issuer's outstanding stock own, in the aggregate, more than five percent of said issuer's outstanding stock.

     (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (13) Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     (14) Issue senior securities.

     (15) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration.

     The Fund has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:

     (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) Notwithstanding fundamental investment restriction (1) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

     GOVERNMENT FUND will not:

     (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

     (2) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

     (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more then seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

                                     I-B-2

     (4) Purchase, with respect to only 75% of the Fund's assets, the securities of any issuer (other than U.S. Government Obligations (as defined in the Prospectus)) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

     (5) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

     (6)  Concentrate its investments in any particular industry.

     (7) Purchase securities on margin, except that the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities. (The deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (8) Write put or call options, except that the Fund may write options with respect to U.S. Government Obligations (as defined in the Prospectus) and interest rate futures contracts. Notwithstanding the foregoing, a non-fundamental investment restriction, adopted by the Fund's Board of Directors, prohibits the Fund from engaging in any option transactions.

     (9)  Make short sales of securities.

     (10) Issue senior securities.

     (11) Purchase the securities of other investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (12) Underwrite securities issued by other persons except to the extent that, in connection with this disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (13) Buy or sell real estate, (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration; provided, however, the Fund may invest in securities secured by real estate or interests in real estate.

     (14) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options.

     The Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that the Fund will not:

     (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2)  Engage in any options transactions.

                                     I-B-3

      INVESTMENT GRADE FUND will not:

     (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

     (2) Issue senior securities, as defined in the 1940 Act, or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

     (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

     (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (6)  Concentrate its investments in any particular industry.

     (7) Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts. However, this restriction will not preclude bona fide hedging transactions, including the purchase and sale of futures contracts and related options.

     (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (9)  Make investments for the purpose of exercising control or management.

     (10) Purchase any securities on margin (although the Fund may obtain such short-term credit as may be necessary for the purchases and sales of its portfolio securities).

     (11) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of its portfolio securities, or (c) to the extent a repurchase agreement is deemed a loan.

     (12) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

     (13) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the


                                     I-B-4

Board,  may determine  that a readily  available  market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not invest more than 10% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. Markets.

     (3) The Fund will not make loans of portfolios securities or invest more than 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

     (4) The Fund will not invest more than 5% of its net assets in zero coupon or pay-in-kind securities.

     (5) The Fund will not invest more than 10% of its net assets in debt securities that are rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded below those ratings), or if unrated, are deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. If downgrading results in the Fund holding more than 10% of its net assets in securities rated lower than Baa by Moody's or BBB by S&P, the Fund will sell sufficient securities to stay within this limit.

     FUND FOR INCOME will not:
     ---------------

     (1) Borrow money except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

     (2) Make loans to other persons except that the Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceeds 10% of the value of the Fund's total assets. The Fund may terminate such loans at any time and vote the proxies if a material event affecting the investment is about to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to collateral whenever the market value of the securities rises above the level of such collateral. The primary objective of such loaning function is to supplement the Fund's income through investment of the cash collateral in short-term interest-bearing obligations. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan.

     (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (4) Invest more than 5% of the value of its total assets in securities of issuers, including the operations of predecessors,that have been in business for less than three years.

     (5) Invest 25% or more of the value of its total assets in a particular industry at one time.

     (6) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

     (7) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable.

     (8)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

                                     I-B-5

     (9)  Invest  in  securities  of  other  investment  companies,   except  in
connection with a merger of another investment company.

     (10) Purchase any securities on margin or sell any securities short.

     (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

     (13) Issue senior securities.

     The Fund has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (3) The Fund will not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies.

     (4) The Fund will not invest more than 10% of its net assets in securities issued on a when-issued or delayed delivery basis.

     (5) The Fund may invest up to 5% of its total assets in debt securities of issuers located in emerging market countries.

     (6) The Fund may invest up to 15% of its total assets in securities of companies that are in default or undergoing bankruptcy or reorganization.

     (7) The Fund may invest in credit-linked securities, provided that (1) the issuers of such securities are not registered as investment companies under the 1940 Act, (2) no more than 10% of the Fund's net assets is invested in credit-linked securities, and (3) the Fund does not purchase more than 3% of the outstanding voting securities issued by any company that would be an investment company, but for the exemption provided by Section 3(c)(7) of the 1940 Act.


                                     I-B-6

                                 FIRST INVESTORS
                                  EQUITY FUNDS

FIRST INVESTORS SERIES FUND II, INC.
     ALL-CAP GROWTH FUND
     FOCUSED EQUITY FUND
     GROWTH & INCOME FUND
     MID-CAP OPPORTUNITY FUND
     VALUE FUND
FIRST INVESTORS SERIES FUND
     BLUE CHIP FUND
     SPECIAL SITUATIONS FUND
     TOTAL RETURN FUND
FIRST INVESTORS GLOBAL FUND, INC.
95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2004

     This is a Statement of Additional Information ("SAI") for FIRST INVESTORS SERIES FUND II, INC. ("SERIES FUND II"), FIRST INVESTORS SERIES FUND ("SERIES FUND") and FIRST INVESTORS GLOBAL FUND, INC. ("GLOBAL FUND"). SERIES Fund II offers five separate series, each of which has different investment objectives and policies: FIRST INVESTORS ALL-CAP GROWTH FUND ("ALL-CAP GROWTH FUND"), FIRST INVESTORS FOCUSED EQUITY FUND ("FOCUSED EQUITY FUND"), FIRST INVESTORS GROWTH & Income Fund ("Growth & Income Fund"), First Investors Mid-Cap Opportunity Fund ("Mid-Cap Opportunity Fund") and FIRST INVESTORS VALUE FUND ("VALUE FUND"). Series Fund offers five separate series, three of which are described in this SAI and each of which has different investment objectives and policies: FIRST INVESTORS BLUE CHIP FUND ("BLUE CHIP FUND"), FIRST INVESTORS SPECIAL SITUATIONS FUND ("SPECIAL SITUATIONS FUND") and FIRST INVESTORS TOTAL RETURN FUND ("TOTAL RETURN FUND"). GLOBAL FUND offers one series. Each series is referred to as a "Series" or "Fund".

     This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses dated January 31, 2004, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting a Fund at the address or telephone number noted above.

     This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to the Funds in the First Investors Family of Funds.

                           PART I - TABLE OF CONTENTS
                           --------------------------

                                                                            Page
                                                                            ----

History and Classification of the Funds....................................... 2
Investment Strategies, Policies and Risks..................................... 2
Portfolio Turnover............................................................ 2
Management of the Funds....................................................... 3
Advisory Agreements and Fees.................................................. 8
Underwriter and Dealers...................................................... 10
Distribution Plans........................................................... 12
Allocation of Portfolio Brokerage............................................ 13
Performance Information...................................................... 15
Purchases, Redemptions, Sales Loads, and Pricing of Fund Shares.............. 18
Taxes........................................................................ 18
Beneficial Ownership Information............................................. 18
Financial Statements......................................................... 19
Appendix A Investment Strategies Used by the First Investors Equity Funds... A-1
Appendix B Investment Policies of the First Investors Equity Funds.......... B-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS

     SERIES FUND II is a Maryland corporation organized on April 1, 1992. SERIES FUND II is authorized to issue shares of common stock, $0.001 par value, in such separate and distinct series and classes of shares as SERIES FUND II's Board of Directors shall from time to time establish. The shares of common stock of SERIES FUND II are presently divided into five separate and distinct series, each having two classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares. Prior to December 31, 2002, Value Fund was known as Utilities Income Fund.

     SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of Series Fund are presently divided into five separate and distinct series, each having classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     GLOBAL FUND was incorporated in the state of Maryland on March 9, 1981. GLOBAL FUND'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

     The Funds are not required to hold annual shareholder meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

     Each Fund is an open-end management investment company. Each series of each Fund is diversified, except FOCUSED EQUITY FUND, which is non-diversified.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies and risks that may be used by the Funds.

                               PORTFOLIO TURNOVER

     The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2002 and September 30, 2003.
Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
                                 FISCAL YEAR ENDED            FISCAL YEAR ENDED
FUND                             SEPTEMBER 30, 2002           SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
All-Cap Growth                          138%                         126%
--------------------------------------------------------------------------------
Focused Equity                          150%                         49%
--------------------------------------------------------------------------------
Growth & Income                         169%                         70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
                                 FISCAL YEAR ENDED            FISCAL YEAR ENDED
FUND                             SEPTEMBER 30, 2002           SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Mid-Cap Opportunity                     112%                         37%
--------------------------------------------------------------------------------
Value                                    40%                         92%
--------------------------------------------------------------------------------
Blue Chip                               144%                         111%
--------------------------------------------------------------------------------
Special Situations                      153%                         111%
--------------------------------------------------------------------------------
Total Return                            185%                         80%
--------------------------------------------------------------------------------
Global                                  125%                         112%
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE FUNDS

     The First Investors Family of Funds share one common investment adviser, First Investors Management Co. ("FIMCO"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, the Code of Ethics that has been adopted by the Board, the investment advisory agreements of the Funds ("Advisory Agreements"), the subadvisory agreements of the Funds that have subadvisers ("Subadvisory Agreements"), and the material factors that were considered by the Board in approving the Advisory and Subadvisory Agreements.

     Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.

     The address of each Director/Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, N.Y. 10005.

                                         DIRECTORS/TRUSTEES AND OFFICERS
                                         -------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                            DISINTERESTED DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD                                     NUMBER OF
                                          WITH FUNDS                                       PORTFOLIOS         OTHER
                                       COVERED BY THIS                                      IN FUND        TRUSTEESHIPS
     NAME AND DATE OF BIRTH             SAI AND LENGTH      PRINCIPAL OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                                         OF SERVICE*          DURING PAST 5 YEARS           OVERSEEN           HELD
--------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol        1/16/1932      Director/Trustee             None/Retired                50             None
                                       since 6/30/2000
--------------------------------------------------------------------------------------------------------------------------
Rex R. Reed             3/19/1922      Director/Trustee             None/Retired                50             None
                                       since 3/31/1984
--------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein      6/14/1921      Director/Trustee             None/Retired                50             None
                                       since 9/20/1979
--------------------------------------------------------------------------------------------------------------------------
James M. Srygley       10/17/1932      Director/Trustee       Owner Hampton Properties          50             None
                                       since 1/19/1995       (real property management
                                                                  and investments)
--------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth      7/5/1929      Director/Trustee             None/Retired                50             None
                                       since 10/15/1992
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Director's/Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Director/Trustee was elected/appointed to the Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.

--------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD                                    NUMBER OF
                                          WITH FUNDS                                      PORTFOLIOS         OTHER
                                        COVERED BY THIS                                     IN FUND      TRUSTEESHIPS
                                        SAI AND LENGTH       PRINCIPAL OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
NAME AND DATE OF BIRTH                    OF SERVICE*         DURING PAST 5 YEARS          OVERSEEN         HELD
--------------------------------------------------------------------------------------------------------------------------
Glenn O. Head        8/16/1925          Director/Trustee    Chairman of First Investors       50             None
                                          since 1968**      Corporation, Chairman of
                                                            First Investors Consolidated
                                                            Corporation, Chairman of
                                                            First Investors Management
                                                            Company, Inc., Chairman of
                                                            Administrative Data
                                                            Management Corp., and officer
                                                            of other affiliated
                                                            companies.***
--------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head     12/31/1955          President since     Vice President of First           50            None
                                             2001;          Investors Corporation,
                                        Director/Trustee    President of First Investors
                                       since 3/17/1994**    Consolidated Corporation,
                                                            President of First Investors
                                                            Management Company, Inc.,
                                                            President of Administrative
                                                            Data Management Corp.,
                                                            Chairman of First Investors
                                                            Federal Savings Bank and
                                                            officer of other affiliated
                                                            companies.***
--------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie      9/12/1947          Director/Trustee    General Counsel of First          50            None
                                       since 9/17/1998**    Investors Corporation and
                                                            other affiliated companies.***
--------------------------------------------------------------------------------------------------------------------------
John T. Sullivan     1/18/1932          Director/Trustee    Of Counsel of Hawkins,            50            None
                                       since 9/20/1979**    Delafield & Wood; Director
                                                            and Chairman of Executive
                                                            Committee of First Investors
                                                            Corporation.
--------------------------------------------------------------------------------------------------------------------------

* Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Director's/Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Director/Trustee was elected/appointed to the Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.

**Mr. Head and Ms. Head are Interested Directors/Trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, and (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is the daughter of Mr. Head. Mr. Lavoie is an Interested Director/Trustee of the Funds because he is an officer of, and indirectly owns securities issued by, the adviser and principal underwriter of the Funds. Mr. Sullivan is an Interested Director/Trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

***Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, School Financial Management Services, Inc., First Investors Federal Savings Bank, First Investors Credit Corporation and First Investors Resources, Inc.

----------------------------------------------------------------------------------------------------------------------
                                       OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                          POSITION(S) HELD WITH
                                       FUNDS COVERED BY THIS SAI
NAME AND DATE OF BIRTH                   AND LENGTH OF SERVICE*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Dennis T. Fitzpatrick     5/15/1958      Vice President, Series    Portfolio Manager of First Investors Management
                                        Fund and Series Fund II,   Company, Inc.
                                               since 1998
----------------------------------------------------------------------------------------------------------------------
Clark D. Wagner           2/25/1959      Vice President, Series    Director of Fixed Income (previously, Chief
                                            Fund, since 1991       Investment Officer) of First Investors Management
                                                                   Company, Inc.
----------------------------------------------------------------------------------------------------------------------
George V. Ganter          5/29/1952      Vice President, Series    Portfolio Manager of First Investors Management
                                            Fund since 2000        Company, Inc.
----------------------------------------------------------------------------------------------------------------------
Joseph I. Benedek         8/2/1957        Treasurer since 1988     Treasurer and Principal Accounting Officer of
                                                                   First Investors Management Company, Inc.
----------------------------------------------------------------------------------------------------------------------
*Each date indicates an Officer's appointment. Where an appointment date occurs prior to a Fund's inception, the
Officer has been an Officer of that Fund since the Fund's inception.

                                          DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                                          -------------------------------------------
                                                    AS OF DECEMBER 31, 2003
                                                    -----------------------
--------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF     EQUITY SECURITIES - ALL REGISTERED
                                                                    OWNERSHIP OF             INVESTMENT COMPANIES
                                                                  FUNDS COVERED BY     OVERSEEN BY DIRECTOR/TRUSTEE IN
                        FUND                                          THIS SAI         FIRST INVESTORS FAMILY OF FUNDS
--------------------------------------------------------------------------------------------------------------------------
Robert Grohol           First Investors All-Cap Growth Fund       $50,001-$100,000              Over $100,000
                        -----------------------------------------------------------
                        First Investors Value Fund                $10,001-$50,000
                        -----------------------------------------------------------
                        First Investors Mid-Cap Opportunity       $10,001-$50,000
                        Fund
--------------------------------------------------------------------------------------------------------------------------
Rex Reed                First Investors Blue Chip Fund            $10,001-$50,000               Over $100,000
                        -----------------------------------------------------------
                        First Investors Growth & Income Fund      $50,001-$100,000
                        -----------------------------------------------------------
                        First Investors Special Situations Fund    Over $100,000
                        -----------------------------------------------------------
                        First Investors All-Cap Growth Fund       $50,001-$100,000
                        -----------------------------------------------------------
                        First Investors Global Fund                Over $100,000
                        -----------------------------------------------------------
                        First Investors Mid-Cap Opportunity       $50,001-$100,000
                        Fund
--------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein      First Investors Global Fund, Inc.         $10,001-$50,000               Over $100,000
                        -----------------------------------------------------------
                        First Investors Value Fund                $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
James Srygley           First Investors Global Fund, Inc.         $10,001-$50,000               Over $100,000
                        -----------------------------------------------------------
                        First Investors Blue Chip Fund            $10,001-$50,000
                        -----------------------------------------------------------
                        First Investors Special Situations Fund   $50,001-$100,000
                        -----------------------------------------------------------
                        First Investors All-Cap Growth Fund       $10,001-$50,000
                        -----------------------------------------------------------
                        First Investors Focused Equity Fund       $10,001-$50,000
                        -----------------------------------------------------------
                        First Investors Total Return Fund         $50,001-$100,000
                        -----------------------------------------------------------
                        First Investors Growth & Income Fund      $10,001-$50,000
                        -----------------------------------------------------------
                        First Investors Value Fund                 Over $100,000
--------------------------------------------------------------------------------------------------------------------------
Robert Wentworth        First Investors Global Fund                  $1-$10,000                $50,001-$100,000
                        -----------------------------------------------------------
                        First Investors All-Cap Growth Fund          $1-$10,000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF
                                                                DOLLAR RANGE OF        EQUITY SECURITIES - ALL
                                                                  OWNERSHIP OF      REGISTERED INVESTMENT COMPANIES
                                                                FUNDS COVERED BY        OVERSEEN BY DIRECTOR IN
                      FUND                                         THIS SAI        FIRST INVESTORS FAMILY OF FUNDS
----------------------------------------------------------------------------------------------------------------------
Glenn O. Head         First Investors Global Fund                Over $100,000               Over $100,000
                      ----------------------------------------------------------
                      First Investors Blue Chip Fund             Over $100,000
                      ----------------------------------------------------------
                      First Investors Special Situations Fund    Over $100,000
                      ----------------------------------------------------------
                      First Investors Growth & Income Fund       Over $100,000
                      ----------------------------------------------------------
                      First Investors Value Fund                $50,001-$100,000
                      ----------------------------------------------------------
                      First Investors All-Cap Growth Fund        Over $100,000
                      ----------------------------------------------------------
                      First Investors Mid-Cap Opportunity        Over $100,000
                      Fund
----------------------------------------------------------------------------------------------------------------------
Kathryn S. Head       First Investors Global Fund               $10,001-$50,000              Over $100,000
                      ----------------------------------------------------------
                      First Investors All-Cap Growth Fund       $10,001-$50,000
                      ----------------------------------------------------------
                      First Investors Growth & Income Fund      $10,001-$50,000
                      ----------------------------------------------------------
                      First Investors Mid-Cap Opportunity       $10,001-$50,000
                      Fund
                      ----------------------------------------------------------
                      First Investors Value Fund                $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie       First Investors Global Fund               $10,001-$50,000              Over $100,000
                      ----------------------------------------------------------
                      First Investors Special Situations Fund      $1-$10,000
                      ----------------------------------------------------------
                      First Investors All-Cap Growth Fund       $10,001-$50,000
                      ----------------------------------------------------------
                      First Investors Focused Equity Fund       $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
John T. Sullivan      None                                            None                        None
----------------------------------------------------------------------------------------------------------------------

As of January 2, 2004, the Directors and Officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

                                              COMPENSATION OF DIRECTORS/TRUSTEES
                                              ----------------------------------

    The following table lists compensation paid to the Directors or Trustees of each Fund for the year ended
September 30, 2003.

----------------------------------------------------------------------------------------------------------------------
                                               Aggregate                            Total Compensation from First
                            Aggregate        Compensation         Aggregate                   Investors
                          Compensation        From Series       Compensation      Family of Funds Paid to Directors/
Director/Trustee        From Series Fund*      Fund II*       From Global Fund*               Trustees+
----------------------------------------------------------------------------------------------------------------------
Glenn O. Head                     $0                 $0                $0                             $0
----------------------------------------------------------------------------------------------------------------------
Kathryn S. Head                   $0                 $0                $0                             $0
----------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie                   $0                 $0                $0                             $0
----------------------------------------------------------------------------------------------------------------------
Rex R. Reed                   $7,800             $8,250            $1,800                        $44,525
----------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein            $7,800             $8,250            $1,800                        $44,525
----------------------------------------------------------------------------------------------------------------------
James M. Srygley              $7,800             $8,250            $1,800                        $44,525
----------------------------------------------------------------------------------------------------------------------
John T. Sullivan                  $0                 $0                $0                             $0
----------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth           $7,800             $8,250            $1,800                        $44,525
----------------------------------------------------------------------------------------------------------------------
Robert Grohol                 $7,800             $8,250            $1,800                        $44,525
----------------------------------------------------------------------------------------------------------------------

* Compensation to officers and interested Directors/Trustees of the Funds is paid by the Adviser.

+ The First Investors Family of Funds consists of 14 separate registered investment companies.

     No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.


                          ADVISORY AGREEMENTS AND FEES

     Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund that has a subadviser.

     Set forth below are the methods for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund that has a subadviser.

     Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

FOCUSED EQUITY FUND, GROWTH & INCOME FUND, VALUE FUND, AND ALL-CAP GROWTH FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $300 million........................................        0.75%
In excess of $300 million up to $500 million..............        0.72
In excess of $500 million up to $750 million..............        0.69
Over $750 million.........................................        0.66

                                  GLOBAL FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $250 million........................................         1.00%
In excess of $250 million up to $500 million..............         0.97
In excess of $500 million up to $750 million..............         0.94
Over $750 million.........................................         0.91

       BLUE CHIP FUND, TOTAL RETURN FUND, MID-CAP OPPORTUNITY FUND,
                        AND SPECIAL SITUATIONS FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $200 million........................................         1.00%
In excess of $200 million up to $500 million..............         0.75
In excess of $500 million up to $750 million..............         0.72
In excess of  $750 million up to $1 billion...............         0.69
Over $1.0 billion.........................................         0.66

     The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended September 30, 2001, September 30, 2002 and September 30, 2003.


----------------------------------------------------------------------------------------------------------------------
                                              FISCAL YEAR ENDED 9/30/01
----------------------------------------------------------------------------------------------------------------------
FUND                             ADVISORY FEES PAID         ADVISORY FEES WAIVED           EXPENSES REIMBURSED
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                           $250,820                        $0                      $118,064
----------------------------------------------------------------------------------------------------------------------
Focused Equity                           $607,479                        $0                            $0
----------------------------------------------------------------------------------------------------------------------
Growth & Income                        $4,001,695                        $0                            $0
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                    $1,091,997                  $363,999                            $0
----------------------------------------------------------------------------------------------------------------------
Value                                  $1,512,832                        $0                            $0
----------------------------------------------------------------------------------------------------------------------
Blue Chip                              $4,739,829                  $498,630                            $0
----------------------------------------------------------------------------------------------------------------------
Special Situations                     $1,771,864                  $495,942                            $0
----------------------------------------------------------------------------------------------------------------------
Total Return                           $1,047,446                  $349,148                            $0
----------------------------------------------------------------------------------------------------------------------
Global                                 $3,164,316                        $0                            $0
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                              FISCAL YEAR ENDED 9/30/02
----------------------------------------------------------------------------------------------------------------------
FUND                             ADVISORY FEES PAID          ADVISORY FEES WAIVED          EXPENSES REIMBURSED
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                           $418,786                           $0                   $128,803
----------------------------------------------------------------------------------------------------------------------
Focused Equity                           $494,472                           $0                         $0
----------------------------------------------------------------------------------------------------------------------
Growth & Income                        $3,560,045                           $0                         $0
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                    $1,235,377                     $411,793                         $0
----------------------------------------------------------------------------------------------------------------------
Value                                  $1,212,153                           $0                         $0
----------------------------------------------------------------------------------------------------------------------
Blue Chip                               3,900,455                     $500,000                         $0
----------------------------------------------------------------------------------------------------------------------
Special Situations                     $1,458,260                     $475,750                         $0
----------------------------------------------------------------------------------------------------------------------
Total Return                           $1,188,582                     $396,194                         $0
----------------------------------------------------------------------------------------------------------------------
Global                                 $2,526,615                           $0                         $0
----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                     FISCAL YEAR ENDED 9/30/03
-----------------------------------------------------------------------------------------------------
FUND                       ADVISORY FEES PAID      ADVISORY FEES WAIVED      EXPENSES REIMBURSED
-----------------------------------------------------------------------------------------------------
All-Cap Growth                     $511,933                       $0               $10,686
-----------------------------------------------------------------------------------------------------
Focused Equity                     $402,930                       $0                    $0
-----------------------------------------------------------------------------------------------------
Growth & Income                  $3,129,474                       $0                    $0
-----------------------------------------------------------------------------------------------------
Mid-Cap Opportunity              $1,388,092                 $450,229                    $0
-----------------------------------------------------------------------------------------------------
Value                              $938,678                       $0                    $0
-----------------------------------------------------------------------------------------------------
Blue Chip                        $3,120,830                 $500,000                    $0
-----------------------------------------------------------------------------------------------------
Special Situations               $1,220,533                 $406,839                    $0
-----------------------------------------------------------------------------------------------------
Total Return                     $1,296,169                 $431,228                    $0
-----------------------------------------------------------------------------------------------------
Global                           $1,977,356                       $0                    $0
-----------------------------------------------------------------------------------------------------

     Pursuant to Subadvisory Agreements, the Adviser has undertaken to pay to WMC an annual subadvisory fee, paid monthly, according to the following schedules:

                       ALL-CAP GROWTH FUND AND GLOBAL FUND

Average Daily Net Assets                                          Annual Rate
------------------------                                          -----------
Up to $50 million...........................................         0.400%
In excess of $50 million up to $150 million.................         0.275
In excess of $150 million up to $500 million................         0.225
Over $500 million...........................................         0.200


                               FOCUSED EQUITY FUND

Average Daily Net Assets                                          Annual Rate
------------------------                                          -----------
Up to $50 million...........................................          0.400%
In excess of $50 million up to $150 million.................          0.275
In excess of $150 million up to $500 million................          0.250
Over $500 million...........................................          0.225


                             UNDERWRITER AND DEALERS

     Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with FIC, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

     The following tables list the underwriting fees paid to FIC during the fiscal years ended September 30, 2001, 2002 and 2003:

--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------
                                                              AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC        TO OTHER DEALERS
--------------------------------------------------------------------------------
All-Cap Growth                 $1,925,094                            $51
--------------------------------------------------------------------------------
Focused Equity                   $461,434                             $0
--------------------------------------------------------------------------------
Growth & Income                $3,076,630                         $3,121
--------------------------------------------------------------------------------
Mid-Cap Opportunity            $1,707,440                         $2,966
--------------------------------------------------------------------------------
Value                          $1,175,193                         $2,974
--------------------------------------------------------------------------------
Blue Chip                      $3,739,031                        $10,192
--------------------------------------------------------------------------------
Special Situations             $1,277,553                         $3,067
--------------------------------------------------------------------------------
Total Return                   $1,372,159                           $570
--------------------------------------------------------------------------------
Global                           $755,101                         $2,895
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
                                                              AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC        TO OTHER DEALERS
--------------------------------------------------------------------------------
All-Cap Growth                 $1,122,749                          $158
--------------------------------------------------------------------------------
Focused Equity                   $437,060                          $340
--------------------------------------------------------------------------------
Growth & Income                $3,298,040                        $6,847
--------------------------------------------------------------------------------
Mid-Cap Opportunity            $2,306,329                          $714
--------------------------------------------------------------------------------
Value                            $801,194                           $70
--------------------------------------------------------------------------------
Blue Chip                      $3,178,998                       $11,888
--------------------------------------------------------------------------------
Special Situations             $1,109,721                          $149
--------------------------------------------------------------------------------
Total Return                   $1,789,778                          $786
--------------------------------------------------------------------------------
Global                           $551,542                       $42,043


--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
                                                              AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC        TO OTHER DEALERS
--------------------------------------------------------------------------------
All-Cap Growth                 $1,088,797                        $5,763
--------------------------------------------------------------------------------
Focused Equity                   $331,294                        $3,280
--------------------------------------------------------------------------------
Growth & Income                $2,747,959                        $1,486
--------------------------------------------------------------------------------
Mid-Cap Opportunity            $2,073,024                        $3,068
--------------------------------------------------------------------------------
Value                            $868,498                        $9,226
--------------------------------------------------------------------------------
Blue Chip                      $2,216,727                        $5,100
--------------------------------------------------------------------------------
Special Situations               $832,655                       $18,455
--------------------------------------------------------------------------------
Total Return                   $1,863,984                        $5,862
--------------------------------------------------------------------------------
Global                           $401,735                          $118
--------------------------------------------------------------------------------

                               DISTRIBUTION PLANS

     Part II of this SAI describes the distribution plans of those Funds that have adopted such plans. For the fiscal year ended September 30, 2003, the Funds paid the following in fees pursuant to their plans:

----------------------------------------------------------------------------------------------------------------------
                                                       CLASS A
----------------------------------------------------------------------------------------------------------------------
                             COMPENSATION TO        COMPENSATION TO         COMPENSATION TO      TOTAL DISTRIBUTION
FUND                           UNDERWRITER              DEALERS             SALES PERSONNEL        PLAN FEES PAID
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                         $171,843                      $0                     $0               $171,843
----------------------------------------------------------------------------------------------------------------------
Focused Equity                          $62,568                    $990                $67,721               $131,279
----------------------------------------------------------------------------------------------------------------------
Growth & Income                        $484,822                 $14,369               $557,449             $1,056,640
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                    $211,303                  $5,938               $251,191               $468,432
----------------------------------------------------------------------------------------------------------------------
Value                                  $148,333                  $3,960               $171,732               $324,025
----------------------------------------------------------------------------------------------------------------------
Blue Chip                              $503,295                 $14,336               $551,213             $1,068,844
----------------------------------------------------------------------------------------------------------------------
Special Situations                     $201,349                 $11,479               $221,530               $434,358
----------------------------------------------------------------------------------------------------------------------
Total Return                           $201,039                  $4,693               $239,712               $445,444
----------------------------------------------------------------------------------------------------------------------
Global                                 $205,674                  $5,269               $338,669               $549,612
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       Class B
----------------------------------------------------------------------------------------------------------------------
                             COMPENSATION TO        COMPENSATION TO         COMPENSATION TO      TOTAL DISTRIBUTION
FUND                           UNDERWRITER              DEALERS             SALES PERSONNEL        PLAN FEES PAID
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                         $107,052                  $2,715                     $0               $109,767
----------------------------------------------------------------------------------------------------------------------
Focused Equity                          $57,074                  $7,211                $35,357                $99,642
----------------------------------------------------------------------------------------------------------------------
Growth & Income                        $467,107                 $25,612               $206,640               $699,359
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                    $224,411                 $10,252                $54,684               $289,347
----------------------------------------------------------------------------------------------------------------------
Value                                  $119,583                  $3,086                $48,818               $171,487
----------------------------------------------------------------------------------------------------------------------
Blue Chip                              $367,716                 $36,756               $193,820               $598,292
----------------------------------------------------------------------------------------------------------------------
Special Situations                     $106,762                  $9,837                $62,918               $179,517
----------------------------------------------------------------------------------------------------------------------
Total Return                           $199,730                  $4,936                $38,746               $243,412
----------------------------------------------------------------------------------------------------------------------
Global                                  $61,565                 $14,885                $68,864               $145,314
----------------------------------------------------------------------------------------------------------------------

                        ALLOCATION OF PORTFOLIO BROKERAGE

     Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.


----------------------------------------------------------------------------------------------------------------------
                                     COMMISSIONS PAID FISCAL YEAR ENDED 9/30/01
----------------------------------------------------------------------------------------------------------------------
                                                                                             TRANSACTIONS FOR WHICH
                                                                 COMMISSIONS PAID FOR         COMMISSIONS PAID FOR
FUND                              TOTAL COMMISSIONS PAID           RESEARCH SERVICES           RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                                      $61,673                         $775                     $599,278
----------------------------------------------------------------------------------------------------------------------
Focused Equity                                     $316,809                       $9,215                   $8,762,949
----------------------------------------------------------------------------------------------------------------------
Growth & Income                                  $1,895,513                      $79,750                  $46,695,160
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                                $352,709                      $29,610                  $13,535,831
----------------------------------------------------------------------------------------------------------------------
Value                                              $410,357                      $26,064                  $11,828,993
----------------------------------------------------------------------------------------------------------------------
Blue Chip                                        $1,287,259                      $46,866                  $39,834,450
----------------------------------------------------------------------------------------------------------------------
Special Situations                                 $445,931                      $13,008                   $9,695,522
----------------------------------------------------------------------------------------------------------------------
Total Return                                       $261,734                       $6,786                   $5,310,095
----------------------------------------------------------------------------------------------------------------------
Global                                           $1,114,675                     $196,002                 $101,569,491
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     COMMISSIONS PAID FISCAL YEAR ENDED 9/30/02
----------------------------------------------------------------------------------------------------------------------
                                                                                             TRANSACTIONS FOR WHICH
                                                                 COMMISSIONS PAID FOR         COMMISSIONS PAID FOR
FUND                              TOTAL COMMISSIONS PAID           RESEARCH SERVICES           RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                                     $220,447                      $26,780                  $14,510,902
----------------------------------------------------------------------------------------------------------------------
Focused Equity                                     $241,598                      $16,462                  $14,312,661
----------------------------------------------------------------------------------------------------------------------
Growth & Income                                  $2,590,463                     $142,043                  $97,457,322
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                                $673,930                      $57,406                  $29,384,551
----------------------------------------------------------------------------------------------------------------------
Value                                              $286,204                      $32,879                  $14,432,173
----------------------------------------------------------------------------------------------------------------------
Blue Chip                                        $2,120,733                     $102,466                  $71,232,222
----------------------------------------------------------------------------------------------------------------------
Special Situations                               $1,126,394                      $57,757                  $21,478,000
----------------------------------------------------------------------------------------------------------------------
Total Return                                       $636,414                      $28,152                  $20,245,553
----------------------------------------------------------------------------------------------------------------------
Global                                           $1,106,892                     $183,249                 $103,918,877
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                     COMMISSIONS PAID FISCAL YEAR ENDED 9/30/03
----------------------------------------------------------------------------------------------------------------------
                                                                                             TRANSACTIONS FOR WHICH
                                                                 COMMISSIONS PAID FOR         COMMISSIONS PAID FOR
FUND                              TOTAL COMMISSIONS PAID           RESEARCH SERVICES           RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                                     $319,977                      $53,690                  $28,911,959
----------------------------------------------------------------------------------------------------------------------
Focused Equity                                      $57,067                      $21,932                  $11,757,517
----------------------------------------------------------------------------------------------------------------------
Growth & Income                                  $1,261,538                     $101,900                  $52,579,834
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                                $378,523                      $35,684                  $12,090,057
----------------------------------------------------------------------------------------------------------------------
Value                                              $409,598                      $38,680                  $19,514,257
----------------------------------------------------------------------------------------------------------------------
Blue Chip                                        $1,575,349                     $208,448                 $108,486,534
----------------------------------------------------------------------------------------------------------------------
Special Situations                               $1,018,747                     $102,489                  $29,167,614
----------------------------------------------------------------------------------------------------------------------
Total Return                                       $341,499                      $35,565                  $20,951,360
----------------------------------------------------------------------------------------------------------------------
Global                                             $733,807                     $175,509                  $91,500,590
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
           OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PAST FISCAL YEAR
---------------------------------------------------------------------------------------------------------------------
FUND                                        BROKER-DEALER                PARENT CO.           9/30/03 MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
All-Cap Growth:                      Citigroup                                                            $3,126,537
---------------------------------------------------------------------------------------------------------------------
Focused Equity:                      Merrill Lynch                                                        $1,589,841
                                     --------------------------------------------------------------------------------
                                     Bank One Corp.                                                       $1,182,690
                                     --------------------------------------------------------------------------------
                                     Bank of America                                                      $1,365,700
                                     --------------------------------------------------------------------------------
                                     Wachovia Corp.                                                         $939,132
                                     --------------------------------------------------------------------------------
                                     Citigroup                                                            $2,912,640
---------------------------------------------------------------------------------------------------------------------
Growth & Income:                     Bear Stearns                                                         $6,358,000
                                     --------------------------------------------------------------------------------
                                     Bank of America                                                      $4,682,400
                                     --------------------------------------------------------------------------------
                                     Wachovia Corp.                                                       $5,766,600
                                     --------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                                  $1,873,550
                                     --------------------------------------------------------------------------------
                                     Lehman Bros.                                                         $1,727,000
                                     --------------------------------------------------------------------------------
                                     US Bancorp                                                           $4,798,000
                                     --------------------------------------------------------------------------------
                                     UBS AG                                                                       $0
                                     --------------------------------------------------------------------------------
                                     Citigroup                                                            $6,826,500
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity:                 Bear Stearns                                                         $3,179,000
                                     --------------------------------------------------------------------------------
                                     Citigroup                                                            $1,706,078
                                     --------------------------------------------------------------------------------
                                     UBS AG                                                                       $0
---------------------------------------------------------------------------------------------------------------------
Value:                               None                                                                         $0
---------------------------------------------------------------------------------------------------------------------
Blue Chip                            Bank One Corp.                                                       $2,535,440
                                     --------------------------------------------------------------------------------
                                     Citigroup                                                           $12,396,924
                                     --------------------------------------------------------------------------------
                                     Goldman Sachs                                                        $2,005,210
                                     --------------------------------------------------------------------------------
                                     JP MorganChase                                                       $3,347,175
                                     --------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                                  $3,334,919
                                     --------------------------------------------------------------------------------
                                     Wachovia Corp.                                                       $2,253,093
                                     --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
           OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PAST FISCAL YEAR
---------------------------------------------------------------------------------------------------------------------
FUND                                        BROKER-DEALER                PARENT CO.           9/30/03 MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
                                     US Bancorp                                                           $3,821,607
                                     --------------------------------------------------------------------------------
                                     UBS AG                                                                       $0
---------------------------------------------------------------------------------------------------------------------
Special Situations                   None                                                                         $0
---------------------------------------------------------------------------------------------------------------------
Total Return:                        Bear Stearns                                                         $1,735,360
                                     --------------------------------------------------------------------------------
                                     Citigroup                                                            $1,865,910
                                     --------------------------------------------------------------------------------
                                     Lehman Bros.                                                           $469,744
                                     --------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                                    $508,535
                                     --------------------------------------------------------------------------------
                                     Wachovia Corp.                                                       $1,594,053
                                     --------------------------------------------------------------------------------
                                     US Bancorp.                                                          $1,312,253
                                     --------------------------------------------------------------------------------
                                     Bank One Corp.                                                         $862,875
---------------------------------------------------------------------------------------------------------------------
Global:                              Citigroup                                                            $4,016,212
                                     --------------------------------------------------------------------------------
                                     Merrill Lynch                                                        $2,291,804
                                     --------------------------------------------------------------------------------
                                     UBS AG                                                                 $693,530
                                     --------------------------------------------------------------------------------
                                     Bank of America                                                      $1,755,900
                                     --------------------------------------------------------------------------------
                                     Credit Suisse First Boston    Credit Suisse Group                            $0
                                     --------------------------------------------------------------------------------
                                     BNP Paribas                                                                  $0
                                     --------------------------------------------------------------------------------
                                     ABN AMRO                                                                     $0
---------------------------------------------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

     Part II of this SAI describes how performance information is computed. Average annual return and total return computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares) for the period ended September 30, 2003 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN AT PUBLIC OFFERING PRICE: (1), (2)
----------------------------------------------------------------------------------------------------------------------
                           ONE YEAR             FIVE YEARS               TEN YEARS               LIFE OF FUND(3)
----------------------------------------------------------------------------------------------------------------------
FUND                 CLASS A    CLASS B    CLASS A     CLASS B      CLASS A     CLASS B      CLASS A       CLASS B
                      SHARES     SHARES     SHARES     SHARES       SHARES      SHARES       SHARES        SHARES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth        19.26%     21.67%       N/A         N/A         N/A          N/A        -14.30%       -14.07%
----------------------------------------------------------------------------------------------------------------------
Focused Equity        18.92%     21.22%       N/A         N/A         N/A          N/A        -8.12%        -7.99%
----------------------------------------------------------------------------------------------------------------------
Growth & Income       14.49%     16.56%      0.24%       0.31%        N/A          N/A         7.71%         8.49%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity   14.58%     16.71%      7.86%       8.10%       7.68%         N/A          N/A          8.57%
----------------------------------------------------------------------------------------------------------------------
Value                 12.20%     14.26%      -3.97%     -3.91%       2.66%         N/A          N/A          4.39%
----------------------------------------------------------------------------------------------------------------------
Blue Chip             10.94%     12.90%      -2.41%     -2.33%       5.68%         N/A          N/A          6.43%
----------------------------------------------------------------------------------------------------------------------
Special Situations    16.38%     18.63%      0.83%       0.95%       2.87%         N/A          N/A          3.30%
----------------------------------------------------------------------------------------------------------------------
Total Return           8.90%     10.71%      1.09%       1.19%       5.87%         N/A          N/A          7.00%
----------------------------------------------------------------------------------------------------------------------
Global                14.67%     17.00%      -0.79%     -0.68%       3.71%         N/A          N/A          3.70%
----------------------------------------------------------------------------------------------------------------------


TOTAL RETURN AT PUBLIC OFFERING PRICE: (1),(2)

----------------------------------------------------------------------------------------------------------------------
                       ONE YEAR             FIVE YEARS              TEN YEARS                   LIFE OF FUND(3)
----------------------------------------------------------------------------------------------------------------------
FUND             CLASS A    CLASS B    CLASS A    CLASS B      CLASS A    CLASS B         CLASS A           CLASS B
                  SHARES     SHARES     SHARES     SHARES      SHARES       SHARES         SHARES            SHARES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth    19.26%     21.67%       N/A        N/A         N/A         N/A          -36.38%           -35.88%
----------------------------------------------------------------------------------------------------------------------
Focused Equity    18.92%     21.22%       N/A        N/A         N/A         N/A          -31.86%           -31.40%
----------------------------------------------------------------------------------------------------------------------
Growth & Income   14.49%     16.56%      1.22%      1.55%        N/A         N/A          109.99%           103.44%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap
Opportunity       14.58%     16.71%     46.00%     47.61%      109.58%       N/A            N/A             104.88%
----------------------------------------------------------------------------------------------------------------------
Value             12.20%     14.26%     -18.32%    -18.09%     30.03%        N/A            N/A             45.46%
----------------------------------------------------------------------------------------------------------------------
Blue Chip         10.94%     12.90%     -11.49%    -11.11%     73.82%        N/A            N/A             72.15%
----------------------------------------------------------------------------------------------------------------------
Special
Situations        16.38%     18.63%      4.23%      4.82%      32.72%        N/A            N/A             32.77%
----------------------------------------------------------------------------------------------------------------------
Total Return       8.90%     10.71%      5.57%      6.08%      76.96%        N/A            N/A             80.46%
----------------------------------------------------------------------------------------------------------------------
Global            14.67%     17.00%     -3.89%     -3.33%      43.99%        N/A            N/A             37.33%
----------------------------------------------------------------------------------------------------------------------

(1) All Class A total return figures assume the maximum front-end sales charge of 5.75% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for BLUE CHIP FUND and 8.50% for GLOBAL FUND. From December 29, 1989 to July 1, 1993, the maximum front-end sales charge was 6.90%. From July 1, 1993 through June 14, 2002, the maximum front-end sales charge was 6.25%.

(2)Certain expenses of the Funds have been waived from commencement of operations through September 30, 2003. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(3) The inception dates for Class A shares of the Funds are as follows: ALL-CAP GROWTH FUND - October 25, 2000, FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; VALUE FUND (f/k/a, UTILITIES INCOME FUND) - February 22, 1993; GROWTH & Income Fund - October 4, 1993; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND
- April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND, is January 12, 1995. FOCUSED EQUITY FUND Class B shares were first offered on March 12, 1999.

Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value ("NAV"). Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual return and total return computed at net asset value for the period ended September 30, 2003 are set forth in the tables below:


AVERAGE ANNUAL TOTAL RETURN AT NAV: (1)
-------------------------------------------------------------------------------------------------------------------------
                       ONE YEAR                FIVE YEARS                  TEN YEARS                 LIFE OF FUND(2)
-------------------------------------------------------------------------------------------------------------------------
                 CLASS A    CLASS B      CLASS A       CLASS B       CLASS A        CLASS B      CLASS A       CLASS B
FUND              SHARES     SHARES       SHARES        SHARES        SHARES         SHARES       SHARES        SHARES
-------------------------------------------------------------------------------------------------------------------------
All-Cap Growth    26.64%     25.67%         N/A           N/A            N/A           N/A        -12.55%       -13.17%
-------------------------------------------------------------------------------------------------------------------------
Focused Equity    26.18%     25.22%         N/A           N/A            N/A           N/A         -6.91%       -7.57%
-------------------------------------------------------------------------------------------------------------------------
Growth & Income   21.49%     20.56%        1.44%         0.70%           N/A           N/A         8.35%         8.49%
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap
Opportunity       21.55%     20.71%        9.15%         8.39%          8.32%          N/A          N/A          8.57%
-------------------------------------------------------------------------------------------------------------------------
Value             19.04%     18.26%        -2.83%        -3.52%         3.28%          N/A          N/A          4.39%
-------------------------------------------------------------------------------------------------------------------------
Blue Chip         17.72%     16.90%        -1.25%        -1.93%         6.31%          N/A          N/A          6.43%
-------------------------------------------------------------------------------------------------------------------------
Special
Situations        23.46%     22.63%        2.04%         1.33%          3.48%          N/A          N/A          3.30%
-------------------------------------------------------------------------------------------------------------------------
Total Return      15.58%     14.71%        2.29%         1.57%          6.50%          N/A          N/A          7.00%
-------------------------------------------------------------------------------------------------------------------------
Global            21.70%     21.00%        0.40%         -0.27%         4.32%          N/A          N/A          3.70%
-------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN AT NAV: (1)

--------------------------------------------------------------------------------------------------------------------------
                       ONE YEAR                 FIVE YEARS                     TEN YEARS                  LIFE OF FUND(2)
--------------------------------------------------------------------------------------------------------------------------
FUND             CLASS A    CLASS B     CLASS A         CLASS B          CLASS A        CLASS B        CLASS A     CLASS B
                  SHARES     SHARES      SHARES          SHARES           SHARES         SHARES         SHARES      SHARES
--------------------------------------------------------------------------------------------------------------------------
All-Cap Growth    26.64%     25.67%         N/A             N/A              N/A           N/A         -32.50%     -33.90%
--------------------------------------------------------------------------------------------------------------------------
Focused Equity    26.18%     25.22%         N/A             N/A              N/A           N/A         -27.70%     -30.00%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income   21.49%     20.56%        7.39%           3.55%             N/A           N/A         122.79%     103.44%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap
Opportunity       21.55%     20.71%        54.94%         49.61%           122.41%         N/A           N/A       104.88%
--------------------------------------------------------------------------------------------------------------------------
Value             19.04%     18.26%       -13.39%         -16.42%          38.03%          N/A           N/A        45.46%
--------------------------------------------------------------------------------------------------------------------------
Blue Chip         17.72%     16.90%        -6.09%         -9.29%           84.41%          N/A           N/A        72.15%
--------------------------------------------------------------------------------------------------------------------------
Special
Situations        23.46%     22.63%        10.61%          6.82%           40.80%          N/A           N/A        32.77%
--------------------------------------------------------------------------------------------------------------------------
Total Return      15.58%     14.71%        12.01%          8.08%           87.79%          N/A           N/A        80.46%
--------------------------------------------------------------------------------------------------------------------------
Global            21.70%     21.00%        2.03%          -1.36%           52.66%          N/A           N/A        37.33%
--------------------------------------------------------------------------------------------------------------------------

(1) Certain expenses of the Funds have been waived from commencement of operations through September 30, 2003. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(2) The inception dates for Class A shares of the Funds are as follows: ALL-CAP GROWTH FUND - October 25, 2000, FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; VALUE FUND (f/k/a, UTILITIES INCOME FUND) - February 22, 1993; GROWTH & Income Fund - October 4, 1993 ; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND
- April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND and the ALL-CAP GROWTH FUND, is January 12, 1995. ALL-CAP GROWTH FUND Class B shares were first offered on October 25, 2000. FOCUSED EQUITY FUND Class B shares were first offered on March 22, 1999.

         PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES

     The First Investors Shareholder Manual, set forth in Part II of this SAI, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds that are sold directly to the public, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI. The Shareholder Manual is not applicable to funds that are offered solely through variable annuity or variable life products.


                                      TAXES

     Information concerning the tax laws applicable to the Funds is set forth in
Part II of this SAI.

                        BENEFICIAL OWNERSHIP INFORMATION

     As of January 2, 2004, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the Global
Fund:

            SHAREHOLDER                                   % OF SHARES
            -----------                                   -----------
            Pert & Co.                                       11.4%
            Bank of New York
            c/o Administrative Data Management Corp.
            581 Main Street
            Woodbridge, NJ 07095-1198

                              FINANCIAL STATEMENTS

     Registrants incorporate by reference the financial statements and reports of independent accounts contained in the annual reports to shareholders for the fiscal year ended September 30, 2003.

                                   APPENDIX A
         INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

     The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below on a Fund-by-Fund basis. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

TOTAL RETURN FUND     |X|Fund uses or currently      - Fund does not currently
                          anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 |X|
     CONVERTIBLE DEBT SECURITIES                               |X|
     HIGH YIELD SECURITIES                                     |X|
     MORTGAGE-BACKED SECURITIES                                |X|
     OTHER ASSET-BACKED SECURITIES                             |X|
     MUNICIPAL SECURITIES                                      |X|
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                      --
     ZERO COUPON AND PAY-IN-KIND BONDS                         |X|
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS              --
DERIVATIVES                                                     --
     CREDIT-LINKED SECURITIES                                   --
     INVERSE FLOATERS                                           --
     INTEREST RATE SWAPS                                        --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                            --
OPTIONS                                                         --
FUTURES                                                         --
REPURCHASE AGREEMENTS                                           --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                      I-A-1

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

VALUE FUND           |X|Fund uses or currently      - Fund does not currently
                         anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 |X|
     CONVERTIBLE DEBT SECURITIES                               |X|
     HIGH YIELD SECURITIES                                     |X|
     MORTGAGE-BACKED SECURITIES                                 --
     OTHER ASSET-BACKED SECURITIES                              --
     MUNICIPAL SECURITIES                                       --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                      --
     ZERO COUPON AND PAY-IN-KIND BONDS                         |X|
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS              --
DERIVATIVES                                                     --
     CREDIT-LINKED SECURITIES                                   --
     INVERSE FLOATERS                                           --
     INTEREST RATE SWAPS                                        --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                            --
FUTURES                                                         --
OPTIONS                                                        |X|
REPURCHASE AGREEMENTS                                           --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                      I-A-2

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

BLUE CHIP FUND       |X|Fund uses or currently      - Fund does not currently
                         anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 |X|
     CONVERTIBLE DEBT SECURITIES                               --
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             --
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        --
FUTURES                                                        --
REPURCHASE AGREEMENTS                                          --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|


                                      I-A-3

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GROWTH & INCOME FUND   |X|Fund uses or currently      - Fund does not currently
                           anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 |X|
     CONVERTIBLE DEBT SECURITIES                               |X|
     HIGH YIELD SECURITIES                                     |X|
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             --
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        --
FUTURES                                                        --
REPURCHASE AGREEMENTS                                          --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                     I-A-4

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

ALL-CAP GROWTH FUND    |X|Fund uses or currently      - Fund does not currently
                           anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 --
     CONVERTIBLE DEBT SECURITIES                               --
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                --
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             |X|
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        --
FUTURES                                                        --
REPURCHASE AGREEMENTS                                          |X|
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                     I-A-5

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

MID-CAP OPPORTUNITY FUND   |X|Fund uses or currently     Fund does not currently
                               anticipates using          anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 --
     CONVERTIBLE DEBT SECURITIES                               |X|
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             --
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        --
FUTURES                                                        --
REPURCHASE AGREEMENTS                                          --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                     I-A-6

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

SPECIAL SITUATIONS FUND   |X|Fund uses or currently    - Fund does not currently
                              anticipates using           anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 --
     CONVERTIBLE DEBT SECURITIES                               |X|
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             --
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        --
FUTURES                                                        --
REPURCHASE AGREEMENTS                                          --
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                     I-A-7

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

FOCUSED EQUITY FUND   |X|Fund uses or currently      - Fund does not currently
                          anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 --
     CONVERTIBLE DEBT SECURITIES                               --
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                --
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                           |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             --
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        |X|
FUTURES                                                        |X|
REPURCHASE AGREEMENTS                                          |X|
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|

                                     I-A-8

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GLOBAL FUND        |X|Fund uses or currently      - Fund does not currently
                       anticipates using             anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS         |X|
     CORPORATE BONDS AND NOTES                                 --
     CONVERTIBLE DEBT SECURITIES                               --
     HIGH YIELD SECURITIES                                     --
     MORTGAGE-BACKED SECURITIES                                --
     OTHER ASSET-BACKED SECURITIES                             --
     MUNICIPAL SECURITIES                                      --
     U.S. GOVERNMENT SECURITIES                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                         --
EQUITY SECURITIES                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             |X|
     SHARES OF OTHER INVESTMENT COMPANIES*                     |X|
     SHARES OF EXCHANGE TRADED FUNDS**                         |X|
     REAL ESTATE INVESTMENT TRUSTS                             |X|
FOREIGN SECURITIES EXPOSURE                                    |X|
     DEPOSITORY RECEIPTS                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             |X|
DERIVATIVES                                                    --
     CREDIT-LINKED SECURITIES                                  --
     INVERSE FLOATERS                                          --
     INTEREST RATE SWAPS                                       --
RESTRICTED AND ILLIQUID SECURITIES                             |X|
WHEN-ISSUED SECURITIES                                         |X|
STAND-BY COMMITMENTS                                           --
OPTIONS                                                        |X|
FUTURES                                                        |X|
REPURCHASE AGREEMENTS                                          |X|
TEMPORARY BORROWING                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                |X|




------------------------------
* May not invest in domestic investment companies but may invest in foreign investment companies under certain circumstances.
** May not invest if the ETF is organized as a domestic investment company. May invest, under certain circumstances, if the ETF is organized as a foreign investment company.

                                     I-A-9

                                   APPENDIX B
             INVESTMENT POLICIES OF THE FIRST INVESTORS EQUITY FUNDS

     The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.

     Other than Value Fund, each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940, as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Value Fund's investment object is a non-fundamental policy, which means that it may be changed without shareholder approval.

     Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of Directors/Trustees ("Board") of a Fund without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a particular Fund's assets as a whole will not cause a violation of the following investment policies.

     TOTAL RETURN FUND will not:

     (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

     (2) Issue senior securities.

     (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

     (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

     (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (6) Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, including limited partnership interests.

     (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                                     I-B-1

     (8) Make investments for the purpose of exercising control or management.

     (9) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

     (10) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (3) The Fund will not enter into futures contracts or options on futures contracts for non-bona fide hedging purposes if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on future contracts written by the Fund would exceed the market value of the total assets of the Fund.

     (4) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

     (5) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

     (6) The Fund may invest up to 5% of its net assets in zero coupon and pay in kind securities.

     (7) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

     (8) No more than 25% of the Fund's assets may be invested in corporate debt securities and municipal bonds rated below Baa by Moody's or BBB by S&P.

     (9) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts.


                                     I-B-2

Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     VALUE FUND will not:

     (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

     (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer.

     (3) With respect to 75% of the total assets of the Fund, purchase more than 10% of the voting securities of any one issuer.

     (4) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell futures contracts, options on future contracts, securities that are secured by real estate, securities or companies which invest or deal in real estate, and interests in real estate investment trusts.

     (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (8) Purchase any securities on margin, except the Fund may make deposits or margin in connection with futures contracts and options.

     (9) Make loans, except loans of portfolio securities and repurchase agreements.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not make short sales of securities, except short sales "against the box."

     (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S.


                                     I-B-3
securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (4) The Fund may not invest more than 5% of its total assets in debt securities rated below Baa or by Moody's or BBB by S&P.

     (5) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the repurchase is made.

     BLUE CHIP FUND will not:

     (1) Make short sales of securities to maintain a short position.

     (2) Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

     (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

     (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

     (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (6) Pledge, mortgage or hypothecate any of its assets except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

     (7) Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

     (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (9) Make investments for the purpose of exercising control or management.

     (10) Purchase any securities on margin.

     (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

     (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

                                     I-B-4

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (3) No more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's or BBB by S&P.

     GROWTH & INCOME FUND will not:

     (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

     (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of such assets would then be invested in securities of a single issuer.

     (3) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (4) Concentrate its investments in any particular industry. (At present, it is the Fund's understanding that the Staff of the SEC interprets concentration to mean investing 25% or more of the Fund's total assets (taken at current value) in a single industry.)

     (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

     (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (8) Make loans, except loans of portfolio securities and repurchase agreements.

                                     I-B-5

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not make investments for the purpose of exercising control or management.

     (3) The Fund will not purchase any securities on margin.

     (4) The Fund will not purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

     (5) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (6) The Fund may invest up to 20% of its total assets in convertible debt securities rated below Baa by Moody's or BBB by S&P (including convertible debt securities that have been downgraded below such ratings), or in unrated convertible debt securities that are of comparable quality as determined by the Fund's Adviser.

     (7) It is the Fund's policy to attempt to sell, within a reasonable time period, a debt security which has been downgraded below investment grade (other than convertible debt securities, as previously discussed), provided that such disposition is in the best interests of the Fund and its shareholders.

     (8) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

     The ALL-CAP GROWTH FUND will not:

     (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

     (2) Issue senior securities, except as permitted under the 1940 Act.

     (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

     (5) Make loans, except as permitted under the 1940 Act.

     (6) Concentrate its investments in any particular industry.

                                     I-B-6

     (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq Stock Market ("Nasdaq"), either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (3) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

     MID-CAP OPPORTUNITY FUND will not:

     (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

     (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer, or (b) 25% or more of the Fund's total assets would be invested in a single industry.

     (3) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (4) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (5) Buy or sell commodities or commodity contracts, including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

     (6) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws.

     (7) Make investments for the purpose of exercising control or management.

     (8) Purchase any securities on margin.

                                     I-B-7

     (9) Make loans, except through repurchase agreements.

     (10) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

     (11) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of SERIES FUND II or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).

     (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (4) No more than 5% of the Fund's net assets will remain invested in securities which have been downgraded below investment grade.

     (5) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

     SPECIAL SITUATIONS FUND will not:

     (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

     (2) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

     (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

     (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

                                     I-B-8

     (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (6) Buy or sell commodities or commodity contracts including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts.

     (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (8) Make investments for the purpose of exercising control or management.

     (9) Purchase any securities on margin.

     (10) Make loans, except through repurchase agreements.

     (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

     (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).

     (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (4) The Fund may invest up to 5% of its total assets in the securities of other registered investment companies.

     FOCUSED EQUITY FUND will not:

     (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

     (2) Issue senior securities, except as permitted under the 1940 Act.

                                     I-B-9

     (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

     (5) Make loans, except as permitted under the 1940 Act.

     (6) Concentrate its investments in any particular industry.

     (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

     (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq , either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

     (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

     GLOBAL FUND will not:

     (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

     (2) Make loans to other persons, except that the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceed 10% of the value of the Fund's total assets. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan. This restriction is not intended to prohibit the Fund from investing in repurchase agreements.

     (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (4) Invest more than 15% of the value of its total assets in warrants.

                                     I-B-10

     (5) Invest more than 25% of the value of its total assets in securities of foreign issuers, other than American Depository Receipts, that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of the value of its assets in securities with a limited trading market.

     (6) Invest 25% or more of the value of its total assets in a particular industry at one time. The Fund, however, is not limited in the amount of its total assets that may be invested in any particular country.

     (7) Underwrite securities of other issuers, except to the extent that the purchase and sale of restricted securities may be deemed to be underwriting.

     (8) Purchase or sell real estate, commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable, and may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

     (9)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     (10) Purchase any securities on margin or sell any securities short, except to make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

     (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and, together such officers and Directors own more than 5% of the securities of such issuer.

     (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

     (13) Buy or sell puts, calls, straddles or spreads, except with respect to options on securities, securities indices and foreign currencies or on futures contracts.

     (14) Issue senior securities.

     (15) Invest more than 5% of the value of its total assets in securities of issuers that have been in business for less than three years.

     (16) Invest in securities of other domestic investment companies, except in connection with a merger of another investment company, although the Fund may purchase the securities of foreign investment companies or investment trusts in the open market where no commissions or profits accrue to a sponsor or dealer other than customary broker's commission, provided such securities do not have an aggregate value (at cost) of more than 10% of the value of the Fund's total net assets. Investment in securities of other investment companies may cause a duplication of management and/or advisory fees.

     The following investment restrictions are not fundamental and may be changed without prior shareholder approval.

     (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

                                     I-B-11

     (2) The Fund will not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

     (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

                                     I-B-12

                   STATEMENT OF ADDITIONAL INFORMATION PART II

                             DATED JANUARY 31, 2004


Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consists of 14 registered investment companies: First Investors Cash Management Fund, Inc., First Investors Fund for Income, Inc., First Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Series Fund, First Investors Series Fund II, Inc., First Investors Special Bond Fund, Inc., First Investors Tax-Exempt Money Market Fund, Inc., First Investors U.S. Government Plus Fund and Executive Investors Trust. The term "Fund" as used herein includes each individual series of each series investment company, except as otherwise indicated.





                         TABLE OF CONTENTS - PART II

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS ............................. 2
I.   DEBT SECURITIES......................................................... 2
II.  EQUITY SECURITIES....................................................... 6
III. FOREIGN SECURITIES EXPOSURE............................................. 7
IV.  RESTRICTED AND ILLIQUID SECURITIES...................................... 9
V.   WHEN-ISSUED SECURITIES.................................................. 9
VI.  STANDBY COMMITMENTS..................................................... 9
VII. FUTURES AND OPTIONS.....................................................10
VIII DERIVATIVES ............................................................14
IX.  REPURCHASE AGREEMENTS...................................................15
X.   TEMPORARY BORROWING.....................................................15
XI.  TEMPORARY DEFENSIVE INVESTMENTS.........................................16
PORTFOLIO TURNOVER...........................................................16
MANAGEMENT OF THE FUNDS......................................................16
RESPONSIBILITIES OF THE BOARD OF THE FUNDS...................................19
BOARD CONSIDERATION OF ADVISORY AGREEMENTS...................................20
UNDERWRITER AND DEALERS......................................................21
DISTRIBUTION PLANS...........................................................21
DETERMINATION OF NET ASSET VALUE.............................................23
ALLOCATION OF PORTFOLIO BROKERAGE............................................24
PERFORMANCE INFORMATION AND ADVERTISING......................................25
CREDIT RATINGS INFORMATION...................................................27
GENERAL INFORMATION..........................................................31
APPENDIX A-TAXES............................................................A-1
APPENDIX B-FIRST INVESTORS SHAREHOLDER MANUAL...............................B-1

                 DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS


     The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of the SAI with respect to such Fund. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. The references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.   DEBT SECURITIES

     The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

     The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa by Moody's or BBB by S&P have speculative characteristics.

     A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as
Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

     B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

     C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

     D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

     Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

     The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There is frequently less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

     The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

     The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

     If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

     A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

     E.  MORTGAGE-BACKED  SECURITIES.  The Funds may  invest in  mortgage-backed
securities,   including   collateralized   mortgage   obligations  and  mortgage
pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal which is part of the regular monthly payments.

     There are three types of interest rate risk associated with mortgage-backed securities. The first is ordinary interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third type of interest rate risk is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

     Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). See "U.S. Government Securities." Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

     F. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

     To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

     G. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general money market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

     Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service ("IRS"), applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

     H. U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks ("FHLBs")). These U.S. Government-sponsored entities, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

     The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

     The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

     I. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

     J. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the "interest" on pay-in-kind securities received, each year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.  EQUITY SECURITIES


     A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

     B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

     C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

     ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

     D. REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in stocks of real estate investment trusts ("REITs"). Equity REITS invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

     Unlike most corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute to its shareholders for each taxable year at least 90% of its taxable income and must derive at least 75% of its gross income from rents, mortgages, and sales of property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

     REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax status as a REIT may also affect an individual REIT's performance.

     REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

     REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

III. FOREIGN SECURITIES EXPOSURE

     The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or Exchange Traded Funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

     A.  DEPOSITORY  RECEIPTS.  The Funds may  invest  in  securities  issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

     B. FOREIGN SECURITIES TRADED IN THE U.S. The Funds may invest directly in foreign equity or debt securities that are traded in the U.S. Such securities are generally denominated in U.S. dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the U.S. ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the U.S., and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the U.S. securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

     C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

     D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

IV.  RESTRICTED AND ILLIQUID SECURITIES

     The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

     Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Directors or Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

     It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.   WHEN-ISSUED SECURITIES

     The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

VI.  STANDBY COMMITMENTS

     The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

     The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

VII. FUTURES AND OPTIONS

     The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

     The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

     The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

     The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

     To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

     No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

     Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

     Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

     Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

     Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

     Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

     A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

     A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

     The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

     Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

     A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

     The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII.  DERIVATIVES

     The Funds may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps. Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

     A. CREDIT-LINKED SECURITIES. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities. Credit-linked securities are typically issued by trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon a designated basket or index of high yield securities. Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

   1. MARKET RISK. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities.

   2. CREDIT RISK AND INTEREST RATE RISK. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket or index of high yield securities.

   3. COUNTER-PARTY RISK. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

   4. LIQUIDITY RISK. Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See, Section IV "Restricted and Illiquid Securities" for the risks of illiquid securities.

   5. CORRELATION RISK. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket or index of high yield securities. For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

     B. INVERSE FLOATERS. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

     C. INTEREST RATE SWAPS. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

     The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment. A Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds' borrowing restrictions.

     The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX.  REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

X.   TEMPORARY BORROWING

     The Funds may borrow for temporary or emergency purposes in amounts not exceeding their investment policies. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI.  TEMPORARY DEFENSIVE INVESTMENTS

     From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."


                               PORTFOLIO TURNOVER

     Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


                             MANAGEMENT OF THE FUNDS

     Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an
"Advisory Agreement"). Prior to December 18, 2000, Executive Investors Management Company, Inc. ("EIMCO") served as investment adviser to Insured Tax Exempt Fund II, pursuant to an agreement. FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

     Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Directors/Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

     Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

     FIMCO has an Investment Committee composed of the Chairman, President, and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

     First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

     Wellington Management Company, LLP ("WMC") serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, WMC is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying WMC a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio mangers and other access persons of the Funds. Subject to certain exemptions, all access persons, except the disinterested Directors/Trustees of the Funds: (a) must have all non-exempt trades in covered securities pre-cleared; (b) are generally prohibited from trading in covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (c) are prohibited from retaining profits from short-term trading in covered securities;
(d) must provide duplicate account statements and confirmations to a compliance officer; and (e) are prohibited from purchasing covered securities in initial public offerings or limited offerings unless a compliance officer determines that there is no actual or apparent conflict among the interests of the access persons and the Funds. Similarly, WMC has adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its mutual fund clients, including the First Investors Funds. Among other things, WMC Code of Ethics requires its access persons to preclear personal securities transactions prior to execution, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by WMC mutual fund clients, and it requires access persons to file reports of personal securities transactions.

     The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities should be voted, including procedures for addressing potential conflicts of interest that may be presented between the interests of the Funds and their shareholders and the interests of their investment adviser, principal underwriter, and other affiliated persons.

     With respect to the Funds that are managed by FIMCO, the Board of Directors/Trustees of the Funds have approved the use of FIMCO's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. FIMCO's proxy voting policies and procedures include guidelines for voting on particular types of issues. These guidelines reflect the belief that proxies should be voted in a manner that serves the best economic interests of the Funds. When the guidelines do not cover a specific issue, or to vote in accordance with such guidelines would be contrary to the best economic interests of the Funds, FIMCO shall use its best judgment in voting proxies on behalf of the Funds.

     The following are FIMCO's proxy voting guidelines.

     DIRECTORS, AUDITORS AND OTHER BUSINESS
     --------------------------------------

      o  Election of Directors               With Management

      o  Appointment/Selection of Auditors   With Management

      CORPORATE GOVERNANCE
      --------------------

       o  Executive Compensation             With     Management.      Executive
                                             compensation      is      generally
                                             considered  when  deciding  whether
                                             to  invest  in a  company.  If  the
                                             Adviser believes that  management's
                                             position     on    an     executive
                                             compensation  proposal  is contrary
                                             to shareholder  interests,  it will
                                             generally  sell its  investment  in
                                             the issuer.

       o  Classified Boards                  Against

       o  Golden Parachutes                  Against

       o  Super Majority Provision           Against

       o  Combination of Several             Against
       Anti-Takeover Proposals and an
       Anti-Greenmail Proposal (without the
       opportunity to vote separately on
       each issue)

       o  Require Majority of Independent    Reviewed on a Case-by-Case Basis
       Directors

       o  Limit Special Meeting              Against

       o  Unequal Voting Rights              Against

       o  Cumulative Voting                  With Management

       o  Blank Check Preferred Stock        Against

       o  Increase in Authorized Common      Reviewed on a Case-by-Case Basis
          Stock                              to Determine if it is Intended as
                                             an Anti-takeover Provision

       o  Merger, Acquisition,               Reviewed on a Case-by-Case Basis
       Reorganization, or Reincorporation

       o  Social Responsibility Issues       With Management


     The following are FIMCO's policies and procedures for identifying and resolving conflicts of interest that may arise in connection with voting of proxies.

     Neither FIMCO nor any of its affiliates engage in investment banking, administration or management of corporate retirement plans, or other activities that may create a potential conflict of interest between the interests of the Funds and FIMCO and its affiliates regarding a proxy vote. Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO's General Counsel. The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Directors/Trustees of the Funds at its next formal meeting.

     With respect to the Funds that are managed by WMC in its capacity as subadviser, the Board of Directors/Trustees of the Funds have approved the use of WMC's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. WMC votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. WMC's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within WMC's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although WMC may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, WMC personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     WMC maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which WMC identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     FIMCO and WMC may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

     A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC's internet website at http://www.sec.gov.


                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

     There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and Subadviser, as applicable, pursuant to delegated authority. There are two standing committees of the Board, the "Independent Directors Committee" and the "Audit Committee", both of which are comprised of all the Independent Directors. (Independent Directors are also referred to as Disinterested Directors.) The Independent Directors Committee elects from its members a Chairperson, who serves for a one-year term and until a successor is elected. The Audit Committee may designate one member to serve as Chairperson of the Committee and it is customary for the Chairperson to serve a one-year term.

     The Independent Directors Committee is responsible for, among other things, nominating and selecting persons to serve as Independent Directors on the Board, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors, monitoring the performance and independence of legal counsel to Independent Directors, and reviewing all matters that require approval of the Independent Directors under the 1940 Act and the rules thereunder. Presently, the Independent Directors Committee does not consider nominees recommended by shareholders. The Independent Directors Committee met 12 times during the last fiscal year.

     The Audit Committee is responsible for, among other things, overseeing the Funds' accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of the auditors, pre-approving any non-audit services provided to the Funds, the Funds' investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding any significant deficiencies in the design or operation of the Funds' internal controls, investigating improprieties or suspected improprieties in the Funds' accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee was established in August 2003. The functions of the Audit Committee previously had been integrated into the Independent Directors Committee, which met 2 times during the last fiscal year to discuss audit related matters.

                   BOARD CONSIDERATION OF ADVISORY AGREEMENTS

     Each Advisory and Subadvisory Agreement has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose.

     The Board most recently approved the Advisory and Subadvisory Agreements for each of the Funds in the First Investors Family of Funds at its meeting on May 15, 2003. The Independent Directors were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors met separately with their independent legal counsel prior to the formal board meeting to discuss matters relating to their consideration of the Advisory and Subadvisory Agreements.

     The Board reviewed and considered: (i) the information provided to it in advance of the meeting in response to the request of the Independent Directors;
(ii), the presentations made by management at the meeting; and (iii) a variety of other factors in approving the Advisory and Subadvisory Agreements for the Funds. The factors considered by the Board included, but were not limited to, the following:

       o The Board considered the nature and quality of services provided by the Funds' investment adviser, FIMCO, and by the subadviser, in the case of Funds that have a subadviser. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index. The Board also considered Management's diligence in addressing performance-related issues for certain equity Funds and the continued strong performance of most of the fixed income Funds.

       o The Board considered the fees and expenses of the Funds, including the fee breakpoint schedules. Among other things, the Board reviewed the advisory fee schedule of the Funds, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of Funds within each of the Fund's Lipper peer groups for the past five years (to the extent available), the impact of declining assets on expense ratios in certain Funds, and FIMCO's efforts to limit Fund expenses. In the cases of Funds that have a subadviser, the Board also considered the subadvisory fees paid by FIMCO to the subadviser.

       o The Board considered FIMCO's profitability from the Advisory Agreements. For each Fund, the Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability. In the case of Funds that have a subadviser, the Board considered profitability information furnished by the subadviser.

       o The  Board   considered   the   nature,   quality   and  costs  of  the
         non-investment management services provided by FIMCO and its affiliates, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

       o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds and the extent to which brokerage of the Funds in the First Investors Fund family is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

     Based upon the foregoing and other factors, the Board, including the Independent Directors, concluded that the continuation of each of the Advisory and Subadvisory Agreements is in the best interests of the applicable Fund and its respective shareholders, and unanimously approved the continuation of each Advisory and Subadvisory Agreement.


                             UNDERWRITER AND DEALERS

     Each Fund, except First Investors Life Series Fund and First Investors Special Bond Fund, Inc., has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") that requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was unanimously approved by each Fund's Board and the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically in the event of its assignment.

     The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

                              SALES CHARGE AS % OF

                                                              CONCESSION TO
                                              NET AMOUNT    DEALERS AS A % OF
AMOUNT OF INVESTMENT        OFFERING PRICE     INVESTED     OF OFFERING PRICE
--------------------        --------------    ----------    -----------------
Less than $100,000.........      5.75%          6.10%            4.72%
$100,000 but under $250,000      4.50           4.71             3.69
$250,000 but under $500,000      3.50           3.63             2.87
$500,000 but under $1,000,000    2.50           2.56             2.05


                               DISTRIBUTION PLANS

     Each Fund,  except  First  Investors  Life Series Fund and First  Investors
Special Bond Fund, Inc., has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds that have adopted Distribution Plans have separate plans for their Class A and Class B shares ("Class A Plan" and "Class B Plan" or "Plans") except for the First Investors Cash Management Fund which only has a Class B Plan. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. With respect to the Equity Funds, each Class A Plan is a compensation plan. With respect to the Taxable Bond Funds and the Tax Exempt Funds, each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan and Tax-Exempt Money Market Fund Class A Plan which is a defensive plan.

     Each Plan was unanimously approved by the applicable Fund's Board and the Independent Directors. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's

Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

     Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

     In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

     In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

     Tax-Exempt Money Market Fund has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Money Market Class A Plan"). No fees are paid by the Fund under this Plan. The Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the Fund. The services covered by the defensive Money Market Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid are determined from time to time by the Underwriter.

     The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Money Market Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of Tax-Exempt Money Market Fund, or upon notice by the Underwriter.

     Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND.

     For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

     "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND.

     Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

EMERGENCY PRICING PROCEDURES FOR ALL FUNDS.

     Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

     In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

     1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

     2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

          (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

          (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

     3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

     4. On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.


                        ALLOCATION OF PORTFOLIO BROKERAGE

     The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

     In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser both for research purposes and to analyze and report to the Fund's Board a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

     In selecting the broker-dealers to execute a Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

     The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.



                     PERFORMANCE INFORMATION AND ADVERTISING

PERFORMANCE INFORMATION.
-----------------------

     A Fund may advertise its total return as discussed below. A Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors that include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)^(1/n)]-1

     The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P  = TOTAL RETURN

     Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the Fund will deduct the maximum sales charge of 5.75% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

            P(1+T)^(n) = ATVD

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

            P(1+T)^(n) = ATVDR

     Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

     Each Fund may also advertise its yield as discussed below. Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interested earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

     Tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting a Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

     To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for federal tax purposes), shareholders may use the following formula:

[Tax Free Yield] divided by [1 - Your Tax Bracket] = Taxable Equivalent Yield

     To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for state and federal tax purposes), shareholders may use the following formula:

[Tax Free Yield] divided by [1 - [[(1-Your Federal Tax Bracket) x State Rate] + Your Federal Tax Bracket]] = Taxable Equivalent Yield

     The Cash Management Fund, Life Series Cash Management Fund, and Tax-Exempt Money Market Fund may advertise current yield quotations based on its daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

     For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by each Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven-day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

     In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. Each Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS.
--------------------------------------------------

     S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     - Nature of and provisions of the obligation; and

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS.
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     Moody's issues the following credit ratings to long-term bonds and preferred stock.

     Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bad Bonds, which are rated "Bad", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAE Bonds, which are rated "CAE", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER.
---------------------------------------

     An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

     A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS.
---------------------------------

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Prime 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime 2 Issuers (or  supporting  institutions)  rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Prime 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS.
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     S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

          - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

          - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS.
------------------------------------------------

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG  This  designation  denotes   speculative-grade   credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.

                               GENERAL INFORMATION

     CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Funds, and employs foreign sub-custodians to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Funds and employs foreign subcustodians to provide custody of their foreign assets.

     AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

     LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds.

     TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund, except for the Cash Management and Tax-Exempt Money Market Funds, by the Transfer Agent are $7.50 to open a non-retirement account; $15.00 to open a retirement account; $10.00 for each certificate issued; $1.20 per account per month; $15.00 for each legal transfer of shares; $0.25 per account per dividend declared; $5.00 for each exchange of shares into an existing Fund account; $7.50 for each partial withdrawal or complete liquidation from a non-retirement account and $15.00 for a retirement account; $1.00 for each Systematic Withdrawal Plan check; $0.75 each payment; and $1.00 per account per report required by any governmental authority. The fees charged to the Cash Management Fund and the Tax-Exempt Money Market Fund by the transfer agent are $2.00 per account per month and $1.00 per account per report required by any governmental authority. In addition, the Fund shall reimburse the Transfer Agent for all out-of-pocket costs including, but not limited to, the costs of postage, insurance, forms, envelopes, telephone lines and other similar items, counsel fees, including fees for the preparation of the Transfer Agent Agreement and review the Fund's registration statements and application forms. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three-year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to forfeiture of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

     SHAREHOLDER LIABILITY. The First Investors Series Fund, First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors U.S. Government Plus Fund, and Executive Investors Trust are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Fund's Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. Each Fund's Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                                   APPENDIX A
                                      TAXES

     The following is a general discussion of the federal tax laws that apply to the First Investors Funds. The discussion of the tax treatment of dividends and other distributions to shareholders is not applicable for funds that you have purchased through an individual retirement account, a 403(b) account, a 401(k) account, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle. If you have purchased shares of a fund through a variable annuity contract or a variable life insurance policy, you should review the prospectus and statement of additional information for such product for information concerning taxes. If you have purchased shares of a Tax Exempt Fund (see "D. Special Rules for Tax-Exempt Dividends" below), you should read the prospectus and statement of additional information for information concerning state and local tax considerations.

     A.  Compliance with Subchapter M of the Code
         ----------------------------------------

     Each Fund has elected to be qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To continue qualifying for treatment as a RIC, which is treated as a separate corporation for federal tax purposes, a Fund must meet the following requirements each taxable year:

     (1) the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid);

     (2) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies;

     (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and

     (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including exempt-interest dividends (see "D. Special Rules for Tax-Exempt Dividends" below) and distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     B.  Compliance with Subchapter L of the Code
         ----------------------------------------

     Each Fund that serves as an underlying funding vehicle for an insurance company separate account (i.e., each series of the First Investors Life Series
Fund) must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder


                                     II-A-1

(collectively "Subchapter L"). These requirements, which are in addition to the requirements of the Code (described above), applicable to all Funds, place certain limitations on the assets of each separate account -- and of each such Fund, because Subchapter L treats the assets of such a Fund as assets of the related separate account -- that may be invested in securities of a single issuer or a small number of issuers.

     Specifically, Subchapter L provides that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality, is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.
Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other RICs.

     The failure of a Fund to satisfy the Subchapter L requirements would result in taxation of First Investors Life Insurance Company and treatment of its contractholders and policyowners other than as described in the prospectuses of its separate accounts. Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

     C.  General Tax Treatment of Dividends and Other Distributions
         ----------------------------------------------------------

     Dividends a Fund distributes to its shareholders that are derived from taxable dividends and interest it receives on its investments, together with distributions from net short-term gain and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from a Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

     A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

     Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     Any capital gain an individual shareholder recognizes on a redemption or exchange through 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see "D. Special Rules for Tax-Exempt Dividends" below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                                     II-A-2

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest a Fund receives, and gains a Fund realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the tax credit against the shareholder's federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income. If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

     If a Fund invests in the stock of "passive foreign investment companies" ("PFICs"), special tax rules apply. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

                                     II-A-3

     If a Fund invests in zero coupon or other securities issued with original issue discount, the Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

     Some futures, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the Funds invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (I.E., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (I.E., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

     Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (E.G., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

     Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may


                                     II-A-4
affect the amount, character, and timing of recognition of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, positions are section 1256 contracts).

     If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

     If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     D.  Special Rules for Tax-Exempt Dividends
         --------------------------------------

     Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities ("Tax-Exempt Funds").

     The portion of the dividends paid by a Tax-Exempt Fund equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of net short-term gain and net capital gain) will qualify as "exempt-interest dividends" and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from a Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of exempt-interest


                                     II-A-5
dividends under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     If shares of a Tax-Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     Tax-exempt interest paid on certain private activity bonds ("PABs") (including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax. Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to that tax without regard to whether a Tax-Exempt Fund's tax-exempt interest was attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax-Exempt Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Tax-Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Exempt Fund shares is not deductible for federal income tax purposes.

     A Tax-Exempt Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond, then no market discount is considered to exist. Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Tax-Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     If a Tax-Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax-Exempt Fund.


                                     II-A-6

                                   APPENDIX B
                               SHAREHOLDER MANUAL


                                     II-B-1

               [LOGO] FIRST INVESTORS




               SHAREHOLDER MANUAL





















A GUIDE TO YOUR
FIRST INVESTORS
MUTUAL FUND ACCOUNT

-----------------------------
AS OF JANUARY 31, 2004

INTRODUCTION

First Investors offers a wide variety of mutual funds to meet your financial needs. New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us at 1(800)423-4026 directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual are subject to change.

If you purchase First Investors Funds through an omnibus account of a broker-dealer or group retirement plan, you must process purchases and redemptions through your broker-dealer or plan trustee. We cannot take instructions directly from you. If your order is placed through Fund/SERV, you must contact your broker-dealer to determine which privileges are available to you.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors mutual fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                      PAGE
                                                                      ----

WHO WE ARE..............................................................1

WHEN WE ARE OPEN FOR BUSINESS ..........................................1

HOW TO CONTACT US.......................................................1

HOW FUND SHARES ARE PRICED .............................................1

HOW TO OPEN AN ACCOUNT
    General Customer Identification Requirements........................1
    Specific Account Requirements.......................................2
        Non-Retirement Accounts.........................................2
        Retirement Accounts.............................................4

HOW TO BUY SHARES
    Placing Your Purchase Order.........................................4
    Paying For Your Order...............................................5
        By Check........................................................6
        By Money Line...................................................6
        By Automatic Payroll Investment.................................7
        By Federal Funds Wire Transfers.................................7
        By Distribution Cross-Investment................................8
        By Systematic Withdrawal Plan Payment Investments...............8
    Choosing Between Share Classes .....................................8
        Class A Shares..................................................9
        Class B Shares..................................................11
    Minimum Initial Investment Requirements.............................12
    Additional Investments..............................................12

HOW TO SELL SHARES
    Written Redemptions.................................................13
    Telephone Redemptions...............................................14
    Electronic Funds Transfer Redemptions  .............................14
    Systematic Withdrawals..............................................15
    Expedited Wire Redemptions..........................................15
    Money Market Draft Check Redemptions................................16
    Redemptions In Kind.................................................16

HOW TO EXCHANGE SHARES
    Exchange Conditions.................................................17
    Telephone Exchanges.................................................19
    Written Exchanges...................................................19

WHEN SIGNATURE GUARANTEES ARE REQUIRED .................................20

                                                                       PAGE
                                                                       ----

STATEMENTS & REPORTS
    Transaction Confirmation Statements.................................21
    Prospectuses........................................................21
    Master Account Statements...........................................21
    Annual and Semi-Annual Reports......................................21

DIVIDENDS & DISTRIBUTIONS...............................................22

TAXES & FORMS...........................................................23

OTHER POLICIES & SERVICES
    Telephone Exchange & Redemption Privileges..........................24
    Share Certificates..................................................24
    Name Changes........................................................25
    Transferring Ownership of Shares....................................25
    Householding of Disclosure Documents................................25
    Returned Mail.......................................................25
    Your Privacy........................................................26
    Super Checking Program..............................................26

CONTACT INFORMATION
    Our Shareholder Services Department.................................27
    E-Mail..............................................................28
    Web Access..........................................................28

WHO WE ARE

First Investors is a mutual fund family. We offer a wide array of stock, bond and money market funds ("FI Funds") that are distributed through our affiliated broker, First Investors Corporation ("FIC") and selected non-affiliated broker-dealers. We pride ourselves on providing financial services with a "personal touch".

WHEN WE ARE  OPEN FOR BUSINESS

We are open for business every day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Days"). In addition to weekends, the NYSE is generally closed in observance of the following holidays:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  President's Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day


HOW TO CONTACT US

You may call or write us at the telephone numbers or addresses set forth in "Contact Information". As discussed in that section of this manual, we also accept e-mail communications for limited purposes and make information available to you via our web site. We do not accept purchase, redemption, exchange or other account instructions via e-mail.

HOW FUND SHARES ARE PRICED

Each First Investors Fund prices its shares each Business Day. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

The Fund prices are generally listed later in the evening on our web site (www.firstinvestors.com). The prices for our larger Funds are also reported the next day in many newspapers, including The Wall Street Journal and The New York Times.

In pricing its shares, each Fund, other than our money market funds, calculates the net asset value ("NAV") of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

Our money market funds attempt to maintain a stable $1.00 per share for each share class by valuing their assets using the amortized cost method. The NAVs of these Funds could nevertheless decline below $1.00 per share.

The price that you will pay for a share is the NAV plus any applicable front-end sales charge (the "public offering price"). The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge ("CDSC").

The processing and price date for a purchase, redemption or exchange depends upon how your order is placed (see "How to Buy Shares," and "How to Exchange Shares.")

Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

HOW TO OPEN AN ACCOUNT

GENERAL CUSTOMER IDENTIFICATION  REQUIREMENTS

The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account. To comply with these requirements, we must obtain certain information about a new customer before we can open a new account for the customer, including the customer's name, residential street address, date of birth (in the case of a natural person), social security or taxpayer identification number, and citizenship status.

The starting point in the process is the completing of an account application. If you are opening an account through FIC, you must first complete and sign a Master Account Agreement ("MAA"). If you are opening a FI mutual fund account through a broker-dealer other than FIC, you will be required to complete a FI Broker Account Application ("BAA") unless your account is established through Fund/SERV. If your account is being established through Fund/SERV, you may need to complete a BAA and other documentation for certain privileges; you must contact your broker-dealer to determine which privileges are available to you.

The MAA requires you to provide most of the information required by the USA PATRIOT Act. As described more fully below, to satisfy the requirements of the law, we may also ask for documents that identify the customer, such as a U.S. driver's license, passport, or state or federal government photo identification card. In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, a partnership agreement, or a trust instrument, as well as information concerning the person or persons who have authority over the account.

Once we have received your application and such other information as is required, we will attempt to verify your identity using a consumer reporting agency or documentary evidence. If we are unable to verify your identity, to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in the account. We reserve the right to liquidate your account at the current net asset value within a maximum of ninety
(90) days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charges or CDSC that you may incur as a result of our decision to restrict or liquidate the account.

The foregoing customer information and verification procedures are not applicable to accounts that are opened through Fund/SERV, through omnibus accounts or by shareholders of the FI Funds who held accounts as of October 1, 2003 provided that we have their correct names, addresses, social security numbers and birth dates. If existing shareholders have not provided us with such information, we will require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.

The customer information and verification procedures are generally not applicable to accounts that are opened through Fund/SERV however, a BAA and/or other documents are required for account registrations other than individual, joint and custodial accounts to obtain telephone, certain other optional privileges and to execute transactions directly with the FI Funds.

SPECIFIC ACCOUNT REQUIREMENTS
Listed below are the account opening requirements for most common types of accounts. After you determine the type of account you want to open and the FI Fund(s) you want to purchase, deliver your completed MAA or BAA, supporting documentation and your check, made payable to FI for the Fund, to your registered representative.

A.  Non-Retirement Accounts
We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.

Individual Accounts may be opened by any adult individual who resides in the U.S.. You must certify that you are a legal resident of the U.S. on the MAA or BAA and you provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law. If you are not a U.S. citizen, you must also disclose your country of origin and provide a photocopy of an unexpired green card or a photocopy of an identification card with a photograph issued by the U.S. government, a state, a federal or state agency.

Joint Accounts may be opened by two or more adult individuals who reside in the U.S.. Each individual joint tenant is considered a "customer" for purposes of the USA PATRIOT Act. Therefore, each joint tenant must provide the same information that is required for opening an individual account.

Joint ownership may take several forms - e.g. joint tenants with rights of survivorship, tenants in common, etc.. You are responsible for verifying that the type of joint registration you select is valid in your state of residence. If you choose a tenancy in common registration and you do not provide the ownership percentage for each joint owner, the account will be divided equally. If you choose tenants with rights of survivorship, in the event one tenant dies, the account automatically becomes the property of the remaining tenant(s); the account does not pass into the estate of the deceased owner. All joint owners must sign requests to process transactions; however, telephone exchange and redemption requests are accepted from either tenant unless telephone privileges are declined. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

Transfer on Death (TOD) Accounts are available on all FI Fund accounts in all states (unless held in an omnibus account). TOD accounts allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners. To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration Request Form.

First Investors follows the TOD guidelines of the Securities Transfer Association with the following exceptions. First Investors allows you to designate more than one TOD beneficiary; does not print the beneficiaries' names on dividend and liquidation checks; and confirms TOD beneficiaries on quarterly statements.

Education Savings Account (ESAs) may be opened by any adult individual who resides in the U.S. These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete a MAA or BAA and an ESA Application. If someone other than the Responsible Individual is making the initial contribution he or she must sign the ESA Application as the Depositor. The Responsible Individual is considered the customer and must furnish the same information as he or she would provide for an individual account.

Gifts and Transfers to Minors Accounts may be opened for minors established under the applicable state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number. We require the name, address, citizenship and TIN of both the minor and the custodian on the MAA or BAA.

Conservatorship/ Guardianship Accounts may only be opened by legal representatives. To establish a conservatorship or guardianship account, you must complete an MAA or BAA and provide the name, address and TIN of both the minor (ward) and the conservator (or guardian). In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors Acknowledgment Form.

Estate Accounts may be opened by completing an MAA or BAA and providing the name, address citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate. You must also provide an original or certified copy of the death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Acknowledgment Form.

Corporate Accounts may be opened for corporations that are organized in the U.S. The entity's name, U.S. business address, and TIN must be provided on the MAA or BAA. If we cannot verify the identity of the entity using non-documentary methods, we will require documentary proof of the existence and identity of the entity, such as a certified copy of the company's complete articles of incorporation signed by the secretary of the corporation, a certificate of good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank's letterhead. To avoid the risk that we may not be able to verify the identity of an entity by non-documentary means, we recommend that you furnish documentary proof of the entity's existence when you apply to open the account. First Investors Certificate of Authority ("COA") is also required to identify the individuals who have authority to effect transactions in the account.

Partnership accounts may be opened for partnerships that are organized in the U.S.. You must provide the name of the partnership, U.S. business address and TIN on a completed MAA or BAA along with a complete copy of the partnership agreement, and a completed COA to identify the persons who have authority over the account.

Trust accounts may be opened for trusts that are formed in the U.S.. You must provide the name of the trust, its address, and TIN on a completed MAA or BAA, along with a copy of the complete trust agreement and a COA to identify the persons who have authority over the account.

B.  Retirement Accounts
To open a retirement account, you must not only complete an Application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts, but also complete a product application. Certain retirement products also require the employer to complete a form.

We offer the following types of retirement plans for individuals and employers.

Individual Retirement Accounts including Roth, Traditional, and Conduit IRAs.

IRA for Minors with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

SIMPLE IRAs (Savings Incentive Match Plans for Employees of Small Employers) for employers.

SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment. SARSEP-IRAs can be established through trustee-to-trustee transfers.

403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(k) plans for employers.

Money Purchase Pension & Profit Sharing (MPP/PSP) plans for sole proprietors and partnerships.

Currently, there are no annual service fees charged to an account holder in connection with an IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k) or 403(b)(7) account. Each Fund currently pays the annual $10.00 custodian fee for such accounts. This policy may be changed at any time by a Fund on forty-five
(45) days' written notice to the account holder. First Investors Federal Savings Bank has reserved the right change the fees on prior written notice.

HOW TO BUY SHARES

PLACING YOUR PURCHASE ORDER
Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received by the close of regular trading on the NYSE, it will receive that day's public offering price. This procedure applies whether your written order is given to your registered representative and transmitted to our Woodbridge, NJ office or mailed directly by you to our Woodbridge, NJ office.

As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds. Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of FI Funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV. If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will be processed at that day's public offering price provided that your order is received in our Woodbridge, NJ office by the close of our business (generally 5:00 p.m., E.T.), or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system. Orders received after these deadlines will be processed at the next Business Day's offering price.

If you are buying an FI Fund through a broker-dealer other than First Investors, other requirements may apply. Consult your broker-dealer about its requirements.

All orders placed through a First Investors registered representative must be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately. An FI Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and your broker-dealer.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is our policy to refuse to accept purchase orders from investors who we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect performance of a Fund for long-term shareholders.

PAYING FOR YOUR ORDER
Payment is due within three (3) Business Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your order, you may open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

o Money Line purchases are processed on the date you select on your application (or the Business Day following a weekend or holiday).

o Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

We accept the following forms of payment in U.S. funds:

o Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FI.
o  Money Line and Automatic Payroll Investment electronic funds transfers.
o  Federal Funds wire transfers (required for investments of $500,000 or more).
o  ACH transfers.

We do not accept:

o  Third Party Checks
o  Traveler's Checks
o  Checks drawn on foreign banks
o  Money Orders
o  Cash
o  Post Dated Checks
o Starter Checks or Second Party Checks except for additions to accounts held by existing customers.

BY CHECK

You can send us a check for purchases under $500,000. If you are opening a new FI Fund account, your check must meet the FI Fund minimum. When making purchases to an existing account, include your FI Fund account number on your check. Investments of $500,000 or more must be made via Federal Fund wire transfer.

BY MONEY LINE
With our Money Line program, you can invest in an FI Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.

You select the payment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually, annually, or the last day of the month).

The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday, shares will be purchased on the next Business Day. The proceeds must be available in your bank account two (2) business days prior to the investment date.

Money Line service is prohibited on FI Fund accounts with foreign addresses.

How To Apply for Money Line:
1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a pre-printed voided check, pre-printed deposit slip or account statement. All shareholders' and bank account owners' signatures must be guaranteed. Please allow at least ten (10) business days for initial processing.

2: Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

3: Submit the paperwork to your registered representative or:
        For Express Mail, send it to:
        Administrative Data Management Corp.
        581 Main Street
        Woodbridge, NJ 07095-1198

        For Regular Mail, send it to:
        Administrative Data Management Corp.
        P.O. Box 5198
        Woodbridge, NJ 07095-0916

How To Change a Money Line:
To change investment amounts, reallocate, suspend or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.

You may write or call Shareholder Services at 1 (800) 423-4026 to:

o  Discontinue, or suspend for up to six (6) months, your Money Line service
o  Decrease the payment to the minimum amount of $50 per month
o Change the date or frequency of the Money Line payment without increasing the total dollar amount.

In addition, provided that you have not declined telephone exchange and redemption privileges, you may telephone us to:

o Reallocate Money Line to a new or existing account with the same registration
o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided the bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations are different.

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also complete and return a new Money Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement. Please allow at least ten (10) days for the change to become effective.

A medallion signature guarantee (see "When Signature Guarantees are Required") is required to increase a Money Line payment by $25,000 or more. Money Line service will be cancelled upon notification that all account owners are deceased. We reserve the right to liquidate your account upon sixty (60) days notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.

BY AUTOMATIC PAYROLL INVESTMENT
With our Automatic Payroll Investment service ("API") you can systematically purchase shares by payroll deduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

How To Apply for API:
1:  Complete an API Application.
2:  Complete an API Authorization Form.
3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.
4:  Submit the paperwork to your registered representative or :
        For Express Mail, send it to:
        Administrative Data Management Corp.
        581 Main Street
        Woodbridge, NJ 07095-1198

        For Regular Mail, send it to:
        Administrative Data Management Corp.
        P.O. Box 5198
        Woodbridge, NJ 07095-0916

BY FEDERAL FUNDS WIRE  TRANSFER
You may purchase shares via a Federal Funds wire transfer from your bank account into your existing FI Fund accounts. Investments of $500,000 or more must be purchased by a Federal Funds wire. Each incoming Federal Funds wire transfer from outside the U.S. will be subject to a $20 fee.

To wire funds to an existing FI Fund account, you must call 1(800)423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited. To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:

o  12:00 p.m. ET for money market funds; and

o close of trading on the NYSE (generally 4:00 p.m. ET) for all the other FI Funds.

If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information. For information about when you start earning dividends, please see "Dividends and Distributions."

Instruct your bank to wire your investment, as applicable, to:
Cash Management Fund - Class A
Bank of New York
ABA #021000018
FI Cash Mgmt. Account 8900005696
For Further Credit To:  Your Name
Your First Investors Account #

Tax-Exempt Money Market Fund - Class A
Bank of New York
ABA #021000018
FI Tax Exempt Account 8900023198
For Further Credit To: Your Name
Your First Investors Account #

All other existing FI Fund accounts:
FI Fund (specify fund name & class of shares)
First Investors Federal Savings Bank
ABA#  221272604
Credit: FST Investors FED
Account # 03060000142
For Further Credit To: Your Name
Your First Investors Account #

BY DISTRIBUTION CROSS-INVESTMENT
You can invest the dividends and capital gains from one FI Fund account, excluding the money market funds, into another FI Fund account in the same class of shares. The shares will be purchased at the net asset value on the Business Day after the record date of the distribution.

o You must invest at least $50 a month or $600 a year into a new FI Fund account

o A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

BY SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS
You can invest Systematic Withdrawal Plan payments (see "How to Sell Shares") from one FI Fund account in shares of another FI Fund account in the same class of shares.

o  Payments are invested without a sales charge.
o A signature guarantee is required if the ownership on both accounts is not identical.
o You must invest at least $600 a year when investing into a new FI Fund account.
o  You can invest on a monthly, quarterly, semi-annual, or annual basis.

Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

CHOOSING BETWEEN SHARE CLASSES
All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account. First Investors Fund account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a CDSC. While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same FI Fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. Your registered representative can help you decide which class of shares is best for you.

CLASS A SHARES
When you buy Class A shares, you pay the offering price - the net asset value of the FI Fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

        Class A Sales Charges
                                As a % of         As a % of Your
        Your Investment         Offering Price    Investment
        less than $100,000         5.75%             6.10%
        $100,000 - $249,999        4.50%             4.71%
        $250,000 - $499,999        3.50%             3.63%
        $500,000 - $999,999        2.50%             2.56%
        $1,000,000 or more           0%*                0%*

* If you invest $1,000,000 or more or you invest during a special promotion in which the minimal sales charge has been waived, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

As discussed below, we offer several ways in which you may qualify for a sales charge discount or waiver. If you qualify for a sales charge discount or waiver, you must ensure that your broker-dealer knows this. If you are purchasing shares through an omnibus account with a broker-dealer, we will not be aware that you are entitled to a discount or waiver. It is the responsibility of your broker-dealer to advise us of any discount or waiver that you qualify for at the time the purchase order is placed. If you are sending us money directly, include a written statement with your check explaining which privilege applies. If you fail to advise your broker-dealer or us that you are eligible for a discount or waiver, you may not receive the reduction or waiver.

Discounts Available through Rights of Accumulation and Letters of Intent

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge). For example, if you already own shares of First Investors Funds valued at $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to receive credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. YOU CAN INCLUDE ALL ELIGIBLE ACCOUNTS WHICH SHARE YOUR ADDRESS OF RECORD AND ARE SERVICED BY THE SAME BROKER DEALER FIRM AT THE TIME YOU ENTER THE LOI. You cannot amend the LOI to add Eligible Accounts or otherwise. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

Your request for an LOI you must be in writing and must indicate the customer account numbers you wish to include under the LOI discount privilege. Eligible Accounts will not automatically be included under the LOI unless you designate the accounts on the LOI form and return it to us.

By purchasing under an LOI, you acknowledge and agree to the following:

o You authorize First Investors to reserve 5% of the shares held under an LOI in escrow until the LOI is completed.
o FI is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event the LOI is not fulfilled.
o Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

For purposes of shareholders who invest through omnibus accounts that are registered in the name of a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). You should be aware that we are not able to monitor purchases that are made through an omnibus account. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

Class A Shares Charge Waivers

Class A Shares May be Purchased Without a Sales Charge:

1: By a current registered representative, employee, officer, director, or trustee of the Funds, FIC, or their affiliates ("FI Associate") and any other person who resides at the same address and share the same broker-dealer of record as the FI Associate ("Eligible Relative"). The accounts of such persons are referred to as "Associate Accounts."

2: By a former FI Associate or Eligible Relative thereof provided that such person (a) already owns an Associate Account or (b) is rolling over the proceeds from a FI 401(k) or FI Profit Sharing Plan account into an FI Fund account.

3: When Class A share fund dividends and distributions are reinvested in Class A shares.

4: When Class A share Systematic Withdrawal Plan payments are automatically reinvested in Class A shares (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge).

5: When qualified retirement plan loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

6: When a group qualified plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

7: By a group qualified plan with 100 or more eligible employees or $1,000,000 or more in assets. *

8: In amounts of $1 million or more. *

9: By individuals under a Letter of Intent or Rights of Accumulation of $1 million or more. *

10: When you are reinvesting, within the same Customer Account, proceeds greater than or equal to $1,000, of a redemption within six (6) months from Class A shares of a FI Fund, on which you paid a front end sales charge, within the prior six months. If you are opening or reactivating an account, your investment must meet the Fund's minimum investment policy.

For items 6 through 9 above: A CDSC of 1.00% will be deducted from shares which are redeemed within 24 months of purchase.

Investments through 401(k) accounts and other group plans that are eligible for their own discounts are not counted for determining the ROA discounts of individual investments in the Funds.

Special Class A Sales Charge Discounts
Sales Charges on Class A Shares May be Reduced for:
1: A participant directed group qualified retirement plan with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount. Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merritt, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust, may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. May buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1%.

CLASS B SHARES
Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within six (6) years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a six
(6) year period, as shown in the chart below.

        Class  B  Sales  Charges

        Year of Redemption                   CDSC as a Percentage of Purchase or
                                                NAV at Redemption
        Within the 1st or 2nd year                         4%
        Within the 3rd or 4th year                         3%
        In the 5th year                                    2%
        In the 6th year                                    1%
        Within the 7th year and 8th year                   0

Sales Charge Reductions on Class B Shares:
If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

First-Class B shares representing dividends and capital gains that are not subject to a CDSC.
Second-Class B shares held more than six (6) years which are not subject to a CDSC.
Third-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

Sales Charge Waivers on Class B Shares:
The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts the death of the last surviving joint owner), provided that the shares were purchased prior to the death or disability and the redemptions are made within one (1) year of death or disability. Proof of death or disability is required.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Required Minimum Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three (3) years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Tax-free returns of excess contributions from employee benefit plans.

8: Redemptions by the Fund when the account falls below the minimum.

9: Redemptions to pay account fees.

If you reinvest all the proceeds greater than or equal to $1,000 from a Class B share redemption made within the prior six (6) months and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting a portion of a Class B share redemption, you will be credited with a pro-rated percentage of any CDSC that you paid. Your reinvestment must meet a Fund's minimum investment requirement if made into a zero balance account.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

CONVERSION TO CLASS A SHARES:
Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.

1: Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.

2: All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.

3: Systematic withdrawals and required minimum distributions will continue to be made from the Class B share fund account after the initial conversion provided there are a sufficient number of Class B shares. If the Class B share account has insufficient shares to satisfy a scheduled distribution, ADM will contact the shareholder for further instruction. The systematic withdrawal programs and required minimum distributions will move to Class A share fund accounts if the conversion closes the Class B share fund account.

4: If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect after the conversion provided shares remain in the source account. The cross-reinvestment option will not automatically move to Class A share fund accounts. Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.

5: Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new Class A share fund accounts.

MINIMUM INITIAL INVESTMENT REQUIREMENTS

Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Investment Programs (see "Paying for Your Order"). As described in the prospectuses of the Funds, we reserve the right to impose fees of $25 per account on accounts with balances that are below the minimum account requirements or to close accounts without your consent on sixty (60) days prior notice.

ADDITIONAL INVESTMENTS

Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing FI Fund accounts. Remember to include your FI Fund account number on your check made payable to FI.

For Express Mail, send checks to:
First Investors Corporation
Attn: Dept. CP
581 Main Street
Woodbridge, NJ 07095-1198

For Regular Mail, send checks to:
First Investors Corporation
Attn: Dept. CP
P.O. Box 5198
Woodbridge, NJ 07095-0916

HOW TO SELL SHARES
You can sell your shares on any Business Day. In the mutual fund industry, a sale is referred to as a "redemption." The various ways you can redeem your shares are discussed below. If your shares are held in an omnibus account, these procedures are not applicable. You can only redeem such shares through your broker-dealer. Please consult with your broker-dealer for its requirements. If you place your redemption order with your broker-dealer by the close of regular trading on the NYSE, your transaction will be processed at that day's price (less any applicable CDSC) provided that it is received in our Woodbridge, NJ office by the close of regular trading on the NYSE, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system. It is your broker-dealer's responsibility to promptly transmit orders to us. Special rules also apply to redemptions from 401(k) and other group retirement accounts; we can only accept redemption instructions from the plan trustee or administrator. Please consult with your plan trustee or administrator for its procedures.

Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to fifteen (15) days from the date of purchase. Unless you have declined telephone privileges, most non-retirement account redemptions can be made by phone by you or your registered representative. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least fifteen (15) days.

Redemptions of shares are not subject to the (fifteen )15 day verification period if the shares were purchased via:

o  Automatic Payroll Investment.
o  FIC registered representative payroll checks.
o  Checks issued by First Investors Life Insurance Company, FIC or ADM.
o  Federal Funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.

WRITTEN REDEMPTIONS
You can make a redemption by sending us a letter of instruction or a liquidation request form. A written liquidation request will be processed when received in our Woodbridge, NJ office provided it is in good order.

If we receive a written redemption request in good order by the close of a regular trading day on the NYSE (normally, 4:00 p.m., E.T.), you will receive that day's price (less any applicable CDSC) for your shares.

If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.

To be considered in good order written requests must include:

1:  The name of the FI Fund;

2:  Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4:  Share certificates (if they were issued to you);

5:  Original signatures of all owners exactly as your account is registered;

6: Signature guarantees, if required (see "When Signature Guarantees are Required"); and

7:  Appropriate distribution form for retirement accounts.

Shares purchased by check or electronic funds transfer that you have owned for less than fifteen (15) days may only be redeemed by written request. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian before we effect the redemption.

For your protection, the Fund reserves the right to require additional supporting legal documentation.

For Express Mail, send written redemption requests to:
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

For Regular Mail, send written redemption requests to:
Administrative Data Management Corp.
P.O. Box 5198
Woodbridge, NJ 07095-0916

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the Business Day it receives such information.

TELEPHONE REDEMPTIONS
You, your registered representative or any other authorized person may redeem shares held in a non-retirement account, except ESAs, which have been owned for at least fifteen (15) days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., ET, on any Business Day provided:

1: Telephone privileges are available for your account registration;

2: You do not hold share certificates (issued shares);

3: The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past sixty (60) days without a signature guaranteed request signed by all owners) or, (b) is electronically transferred by Federal Funds wire transfer or ACH to a pre-designated account;

4: The redemption amount is $50,000 or less; AND

5: The redemption amount, combined with the amount of all telephone redemptions made within the previous thirty (30) days does not exceed $100,000 per FI Fund account.

As discussed in "Telephone Exchange and Redemption Privileges," telephone redemption privileges are not available for certain types of accounts. If you do not have telephone redemption privileges for an account or the other conditions for a particular redemption request are not met, we will not accept telephone instructions from you or your representative. Your instructions must be submitted to us in writing in accordance with the procedures outlined in "Written Redemptions."

If you place your redemption request with our Special Services Department by the close of regular trading on the NYSE (which is generally 4:00 p.m., ET) on any Business Day, it will be processed at that day's price (less any applicable
CDSC). If you place your order with your representative by the close of trading on the NYSE, it will also be processed at that day's price (less any applicable
CDSC) provided that your representative transmits the order to our Special Services Department by the close of trading on the NYSE. If we receive your order after the close of regular trading on the NYSE, it will be processed on the following Business Day at that day's price (less any applicable CDSC).

ELECTRONIC FUNDS  TRANSFER REDEMPTIONS
Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account.

You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege. All shareholders' and all bank account owners signatures must be guaranteed. Please allow at least ten
(10) business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1(800)423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least fifteen (15) days. Each EFT redemption:

1:  Must be electronically transferred to your pre-designated bank account;

2:  Must be at least $500;

3:  Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous thirty (30) days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see "Money Line") and transfer systematic withdrawal payments (see "Systematic Withdrawal Plan Payment Investments") and both dividend and capital gain distributions to your bank account.

SYSTEMATIC  WITHDRAWALS
Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. We reserve the right to only send your payments to a U.S. address. They can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI Fund in the same class of shares through our Systematic Withdrawal Plan Payment Investment service (see "Paying for Your Order - Systematic Withdrawal Plan Payment Investments").

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. The redemption of shares in connection with a systematic withdrawal plan will also generally result in a gain or loss for tax purposes.

You should avoid making investments in FI Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC. If you own Class B shares in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

EXPEDITED WIRE REDEMPTIONS  (CLASS A MONEY MARKET FUNDS ONLY)
Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI non-retirement money market account to your bank account. ESAs are not eligible and shares must be owned for at least fifteen (15) days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Business Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, will be processed the following Business Day.

1: Each wire under $5,000 is subject to a $15 fee.

2: Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.

3: Wires must be directed to your predesignated bank account.

4: Each wire which is directed outside the U.S. is subject to a $40 fee.

MONEY MARKET DRAFT CHECK REDEMPTIONS  (CLASS A SHARES ONLY)

Free draft check writing privileges are available for First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund non-retirement account owners except ESA who maintain a minimum balance of $1,000. We will not issue draft checks if your account balance is less than $1,000. Each check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than fifteen
(15) days are not included in your available balance. It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible CDSC since, if there are insufficient shares, your draft check will be returned through banking channels marked "insufficient funds" and may also be subject to fees imposed by your depository bank. Please be aware that if you use a draft check and it is converted to an electronic debit by the payee, the electronic debit will not be honored.

Daily dividends are earned on shares of the First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund shares until a draft check clears against them. Because the Funds accrue daily dividends, you may not redeem your account in its entirety by writing a draft check. Draft checks are subject to the rules and regulations of the Custodian covering checking accounts. We will return your canceled draft checks once a month. Neither the Funds nor the Custodian can certify or directly cash a draft check.

Draft checks are not available for:

o  Retirement accounts

o  Super Checking accounts

o  Class B share fund accounts

o  Accounts registered to a foreign address

o  ESAs.

Please notify us immediately if your draft checks are lost or stolen. "Stop payment" requests must be directed to Administrative Data Management Corp. However, there is no guarantee that a "stop payment" request will stop the payment of the draft check.

Complete the Mutual Fund Privilege Application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026. Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. Call Shareholder Services for further information.

The Funds bear all expenses relating to the Money Market Draft Check Redemption Privilege. We reserve the right to amend or terminate the privilege at any time.

REDEMPTIONS-IN-KIND

If a Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the FI Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the FI Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

HOW TO EXCHANGE SHARES
Subject to the conditions listed below, you have the right to exchange shares of any FI Fund for the shares of the same class of any other FI Fund without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.

Unless you have declined telephone privileges, you, your representative or any authorized person may be able to exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office. Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day's price for each Fund provided that your order is received by our Woodbridge, NJ office by 4:00 p.m., E.T., or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is the policy of each Fund to reject any exchange request that appears to be part of a short-term market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. We monitor transactions in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short term market timing may adversely affect the performance of a fund for long-term shareholders.

EXCHANGE CONDITIONS
There are a number of conditions on the free exchange privilege.
1: You may only exchange into a new account if your account has been verified under the USA PATRIOT Act or it is exempt from the verification requirements.

2: You may only exchange shares within the same class.

3: Exchanges can only be made into identically owned accounts.

4: Full or partial exchanges into a new FI Fund account must meet the new FI Fund's minimum initial investment.

5: The FI Fund you are exchanging into must be eligible for sale in your state.

6: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

7: If you exchange shares to a new FI Fund account, the dividend and capital gain options will apply to the new FI Fund account as well as the original account if it remains open. If you exchange shares into an existing FI Fund account, the dividend and capital gain options on the existing FI Fund account will remain in effect.

8: If you exchange shares of an FI Fund which are subject to a CDSC (including any Class A shares purchased at NAV because the purchase amount exceeded $1 million or was made during an NAV promotion), the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception. If you exchange Class A shares for shares of Class A money market fund, the CDSC will be deducted from the amount exchanged.

9: Since there is no sales charge on Class A share money market fund purchases, you cannot exchange Class A money market fund shares into the shares of another FI Fund without incurring a sales charge unless you have already paid a sales charge on the shares (e.g., you purchased a FI Fund with a sales charge and exchanged into the money market fund).

10: If you are exchanging shares on which a sales charge was already paid, the dividends earned on those shares are also eligible for the free exchange privilege.

11: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

12: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

13: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original FI Fund or the FI Fund you are exchanging into ("receiving fund") or if you want the automatic investments or withdrawals terminated.

Without specific instructions, we will amend account privileges as outlined below:

                      Exchange           Exchange             Exchange a
                      All Shares to      All Shares to        Portion of
                      ONE New Fund       MULTIPLE Funds       Shares to ONE or
Account                                                       MULTIPLE Funds

Money Line            ML moves to        ML stays with        ML stays with
(ML)                  Receiving Fund     Original Fund        Original Fund

Automatic Payroll     API moves to       API is allocated     API stays with
Investment (API)      Receiving Fund     equally to           Original Fund
                                         Receiving Funds

Systematic            SWP moves to       SWP                  SWP stays
Withdrawals           Receiving Fund     Canceled             with Original Fund
(SWP)

Automated             $ moves            $ stays              $ stays with
Retirement            to Receiving       with Original Fund   Original Fund
Contributions*        Fund

* Contributions remitted by the employer for 403(b), 401(k) Simplifier, SIMPLE-IRA, SEP-IRA, and SARSEP-IRA accounts.

TELEPHONE EXCHANGES
You, your registered representative or any authorized person can exchange by phone shares of any non-retirement account provided you have telephone privileges (see "Telephone Exchange and Redemption Privileges").

You, your registered representative or any authorized person can also use telephone privileges to exchange shares of any eligible FI Fund (1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file); and (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file. Contact your registered representative or call Shareholder Services at 1(800) 423-4026 to obtain a Qualified Retirement Plan Application.

By Phone:           Call Special Services from 9:00 a.m. to 5:00 p.m., ET.
1(800) 342-6221     Orders received after the close of the NYSE, usually 4:00
                    p.m., ET, are processed the following Business Day.

                         1. You must have telephone privileges. (see "Telephone Exchange and Redemption Privileges".)
                         2.   Certificate shares cannot be exchanged by phone.
                         3.   For trusts, estates, attorneys-in-fact,
                              corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call our Shareholder Services Department at 1
                              (800) 423-4026 to determine whether additional documents are necessary.

WRITTEN EXCHANGES
Written instructions are acceptable for any exchange.
For Express Mail, send to:
Administrative Data Management Corp.
581 Main Street
Woodbridge,  NJ 07095-1198

For Regular Mail, send to:
Administrative Data Management Corp.
P.O. Box 5198
Woodbridge,  NJ 07095-0916

                         1. Send us written instructions signed by all account owners exactly as the account is registered.
                         2.   Include the name and account number of your FI
                              Fund.
                         3. Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.
                         4. Specify the existing account number or the name of the new FI Fund you want to exchange into.
                         5. Include any outstanding share certificates for shares you want to exchange. A signature guarantee is required.
                         6.   For trusts, estates, attorneys-in-fact,
                              corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services at 1 (800) 423-4026.

WHEN SIGNATURE GUARANTEES ARE REQUIRED

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP").

A signature guarantor may not amend or limit the scope of the guarantee in any way. The guarantee may not be dated or altered in an attempt to guarantee less than all signatures on a document. The surety bond coverage provided must equal or exceed the amount of the transaction. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

Signature guarantees are required:
1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions to the address of record when the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed).

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service or to amend banking information on an existing EFT service.

9: For requests to change the address of record to a P.O. box or care of address. The residential street address must also be provided.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: For draft check orders when the address has changed within sixty (60) days of the request.

15: For any other instance whereby a FI Fund or its transfer agent deems it necessary as a matter of prudence.

STATEMENTS & REPORTS

TRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:
o  Dealer purchases.
o  Check investments.
o  Federal Funds wire purchases.
o  Redemptions.
o  Exchanges.
o  Transfers.
o  Systematic withdrawals.
o  Issued certificates.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement.

A separate confirmation statement is generated for each FI Fund account you own. It provides:
o  Your FI Fund account number.
o  The date of the transaction.
o  A description of the transaction (purchase, redemption, etc.).
o  The number of shares bought or sold for the transaction.
o  The dollar amount of the transaction.
o  The dollar amount of the dividend payment (if applicable).
o  The total share balance in the account.
o  The dollar amount of any dividends or capital gains paid.
o The number of shares held by you, held for you (including escrow shares), and the total number of shares you own.

The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and fund account number for future investments.

You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within thirty (30) days, we will not accept responsibility for any resulting liability.

PROSPECTUSES
A prospectus for each FI Fund you purchase is also mailed to you with your initial confirmation statement concerning a fund purchase and thereafter once a year. The prospectus provides the fund's objectives, risks, expenses, results, policies and information concerning the portfolio managers. A prospectus may be obtained from our website (www.firstinvestors.com) by selecting the Investor Education category.

MASTER ACCOUNT STATEMENTS
If FI is your broker, you will receive a Master Account Statement for all your identically owned FI Fund accounts on a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance variable annuities or variable life insurance you may own. Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request. You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and ordering a Combined Mailing Authorization Form.

The Master Account Statement provides the following information for each FI Fund you own:
o       FI Fund name.
o       FI Fund's current market value.
o       Total distributions paid year-to-date.

ANNUAL AND SEMI-ANNUAL REPORTS
You will also receive an Annual and a Semi-Annual Report covering each FI Fund that you own. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the FI Fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the Fund's performance over the prior year. You will receive one report per household, unless you specifically request a separate report for each customer in accordance with our householding policy.

DIVIDENDS & DISTRIBUTIONS
Except as provided below, for FI Funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase. Your shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m., ET, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer"), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.

The FI Funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

DIVIDEND PAYMENT SCHEDULE
Monthly:                        Quarterly:              Annually (if any):

Cash Management Fund            Blue Chip Fund          All-Cap Growth Fund
Fund for Income                 Growth & Income Fund    Focused Equity Fund
Government Fund                 Total Return Fund       Global Fund
Insured Intermediate Tax        Value Fund              Mid-Cap Opportunity Fund
  Exempt                                                Special Situations Fund
Insured Tax Exempt Fund
Insured Tax Exempt Fund II
Investment Grade Fund
Single State Insured Tax
  Free Funds
New York Insured Tax Free
  Fund
Tax-Exempt Money Market
  Fund

Capital gains distributions, if any, are paid annually, usually near the end of the FI Fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividends and/or capital gains distributions are automatically reinvested to purchase additional FI Fund shares unless otherwise instructed. We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only. Dividends and capital gains may be sent via EFT provided this option is selected for both dividends and capital gains. Upon notification that all owners are deceased, all distributions are automatically reinvested and any systematic withdrawal plan will be discontinued. Dividends and capital gains distributions of less than $10.00 are automatically reinvested to purchase additional FI Fund shares.

For the tax treatment of dividends and other distributions from a Fund, see the prospectus and Statement of Additional Information for your Fund. If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a FI Fund's net asset value per share is reduced by the amount of the dividend.

TAXES & FORMS

Tax Form       Description                                           Mailed By
1099-DIV *     Consolidated report lists all taxable dividend and    January 31
               capital gains distributions for all of the shareholder's accounts. Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

1099-B         Lists proceeds from all non-retirement redemptions    January 31
               including systematic withdrawals and exchanges. A separate form is issued for each FI Fund account.
               Includes amount of federal income tax withheld due to backup withholding.

1099-R         Lists taxable distributions from a retirement         January 31
               account. A separate form is issued for each FI
               Fund account. Includes federal income tax withheld due to IRS withholding requirements.

1099-Q         Lists distributions from an ESA.                      January 31

5498           Provided to shareholders who made an annual IRA or    April 30
               ESA contribution or rollover purchase. Also            for ESA
               provides the account's fair market value as of the    May 31
               last business day of the tax year. A separate form for IRA is issued for each FI Fund account.

1042-S         Provided to non-resident alien shareholders to        March 15
               report the amount of fund dividends paid and the amount of federal taxes withheld. A separate form is issued for each FI Fund account.

Cost Basis     Uses the "average cost-single category" method to     January 31
Statement      show the cost basis of any shares sold or
               exchanged. Information is provided to assist shareholders in calculating capital gains or losses. A separate statement, included with Form
               1099-B, is issued for most FI Fund accounts. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

Tax Savings    Consolidated report lists all amounts not subject     January 31
Report for     to federal, state and local income tax for all the
Non-Taxable    shareholder's accounts. Also includes any amounts
Income         subject to alternative minimum tax. Not reported
               to the IRS.

Tax Savings    Provides the percentage of income paid by each FI     January 31
Summary        Fund that may be exempt from state income tax. Not
               reported to the IRS.


Each FI Fund must withhold and remit to the U.S. Treasury a percentage of dividends, capital gains distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the FI Fund is correct, who furnishes an incorrect number, or who is designated by the IRS as being subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on that owner's federal tax return.

* The IRS does not require investment companies to issue Form 1099-DIV to report taxable dividend and capital gain distributions of less than $10 per FI Fund account, unless the account is subject to IRS imposed backup withholding tax.

OTHER POLICIES & SERVICES

TELEPHONE EXCHANGE & REDEMPTION PRIVILEGES
Telephone privileges allow you, your registered representative or any other person who we believe is an authorized person to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Telephone redemption privileges are not available on omnibus accounts. Telephone exchange privileges are only available on certain omnibus accounts. You should check with your broker-dealer or plan trustee for a group retirement plan account.

For joint accounts, telephone privileges allow any one of the owners to process telephone transactions independently. As noted previously, this means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

Telephone exchange and redemption privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you notify the Fund that you do not want the privilege.

For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone exchange and redemption privileges are also available. However, such privileges are not automatically granted and you must complete additional documentation to obtain privileges.

Telephone redemptions are not permitted on IRAs, IRAs for Minors, SIMPLE-IRAs, SEP-IRAs, 403(b)(7)s and ESAs. However, telephone exchange privileges are available on such accounts unless you decline the privileges on the product application or notify the Fund otherwise.

For a description of the types of exchanges and redemptions that may be made using Telephone Privileges see "How to Sell Shares--Telephone Redemptions", "How to Exchange Shares--Telephone Exchanges" and "Contact Information." For further assistance, please call Shareholder Services at 1(800)423-4026.

For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of the following information is obtained:

   o  Account number

   o  Address

   o  Last four digits of the social security number

   o  Other information as deemed necessary.

3: A confirmation statement reflecting each telephone redemption and exchange is mailed to you.

We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine and from an authorized person based on our verification procedures.

For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, NJ office.

SHARE CERTIFICATES

Every time you make a purchase of Class A shares, we will credit shares to your FI Fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, shares in retirement accounts, or if the market value of the account is below $1,000 or the address has changed within the past sixty (60) days.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

Certificates can only be issued in the name of the accountholder(s).

NAME CHANGES
A name change may occur due to marriage or divorce. To change your name, send us an Affidavit of Name Change or a signature guaranteed letter of instruction signed with your old and new signatures along with a certified copy of your marriage certificate or divorce decree.

TRANSFERRING OWNERSHIP OF SHARES
A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same FI Fund. You can transfer your shares at any time, however, we will only transfer the ownership to an FI Fund account which has a U.S. address. Partial transfers must meet the minimum initial investment requirement of the FI Fund.

To transfer shares, submit a letter of instruction including:
o  Your account number
o  Dollar amount, percentage, or number of shares to be transferred
o  Existing account number receiving the shares (if any)
o The name, U.S. street address, date of birth, taxpayer identification number and such other information as may be required by law of each customer receiving the shares
o The signature of each account owner requesting the transfer with signature guarantee(s).

We will require that the transferee completes the appropriate application (MAA or BAA) to establish an account with the required FI customer identification program information under the USA PATRIOT Act and supply any other required information (see "How to Open An Account".)

Depending upon your account registration, additional documentation may be required to transfer shares. Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1 (800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your qualified tax advisor before initiating a transfer.

HOUSEHOLDING OF DISCLOSURE DOCUMENTS
It is our policy to send only one copy of the FI Fund's prospectus, annual report, and semi-annual report to all family members who reside in the same household. This reduces FI Fund expenses, which benefits you and other shareholders.

We will continue to "household" these disclosure documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within thirty (30) days of receiving your request.

MISSING OR INCORRECT TINS AND RETURNED MAIL
If you fail to give us a Taxpayer Identification Number ("TIN") or you provide us with an incorrect TIN and we are charged a fee by the IRS:
1: We reserve the right to close your account;
2: Debit your account for the fees imposed by the IRS plus a processing charge; and
3: Attempt to correct your tax reporting information by using a consumer reporting agency.

If mail is returned to the FI Fund marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the FI Fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges and automated payments will also be discontinued.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required"). Additional requirements may apply for certain accounts. Call Shareholder Services at 1
(800) 423-4026 for more information.

Returned dividend and other distribution checks will be voided when a retirement account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your FI Fund shares and outstanding dividend and distribution checks may be turned over in accordance with state laws governing abandoned property.

Returned dividend checks and other distributions will be reinvested in the FI Fund when a non-retirement account's status has been changed to "Do Not Mail."

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The FI Fund may deduct the costs associated with the search from your account.

YOUR PRIVACY
We use the strictest standards to safeguard your information. We obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives. We also keep track of the investments you make through us. If you purchase insurance, we also obtain information concerning your medical history, credit history, and driving record. We use your information only to process transactions that you have authorized, and to service your account. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it. We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information.

SUPER CHECKING PROGRAM
Class A shareholders may establish Super Checking. Super Checking links your Fund account with a non-interest bearing checking account at First Investors Federal Savings Bank ("FIFSB"), an affiliate of the Funds. Each day, each Fund automatically "sweeps" or transfers funds to your FIFSB account to cover your withdrawals, in increments of $100 ($1,000 for Business Super Checking) so as to maintain a balance of $1,000 ($3,000 in Business Super Checking). FIFSB will accept deposits into the FIFSB account only by an electronic direct deposit, a federal funds wire transfer or by "sweep" from your Fund account. You will receive a consolidated monthly reconciliation statement summarizing all transactions. The Federal Deposit Insurance Corporation ("FDIC") insures your funds in your FIFSB account up to $100,000. Shares of your Fund are not insured by the FDIC, are not obligations of or guaranteed by FIFSB, and are subject to risk of loss of principal. For more information of the Super Checking Program, see the Super Checking Account and Sweep Agreement or call FIFSB at 1 (800) 304-7748.

CONTACT INFORMATION

While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:

1: For Express Mail, write us at:            2: For Regular Mail, write us at:
   ADMINISTRATIVE DATA MANAGEMENT CORP.         ADMINISTRATIVE DATA MANAGEMENT
   581 MAIN STREET                                CORP.
   WOODBRIDGE, NJ 07095-1198                    P.O. BOX 5198
                                                WOODBRIDGE, NJ 07095-0916

3: Call our Shareholder Services Department  4: Visit us at any time on-line at
   at 1 (800) 423-4026 24 hours a day.          www.firstinvestors.com


OUR SHAREHOLDER SERVICES DEPARTMENT
1 (800) 423-4026


Call our toll-free Shareholder Service line 24 hours a day for procedures, FI Fund information and to check FI Fund prices. To speak to a shareholder services representative, please call Monday through Friday between the hours of 9:00 a.m. and 6:00 p.m., ET.

Call us to update or correct your:

o Address or phone number. For security purposes, the FI Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.
o  Birth date (important for retirement distributions).
o Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gains (non-retirement accounts only).

Call us to request:

o Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).
o  A stop payment on a dividend, redemption or money market draft check.
o  Suspension (up to six (6) months) or cancellation of Money Line.
o  A duplicate copy of a statement, cancelled check or tax form.
     Canceled Check Fee:
        $10 fee for a copy of a cancelled dividend, liquidation, or investment check.
        $15 fee for a copy of a cancelled money market draft check.
     Duplicate Tax Form Fees:
        Current Year------------------Free
        Prior Year(s)-----------------$7.50 per tax form per year.

o  Cancellation of cross-reinvestment of dividends and capital gains.
o A history of your account (the fee can be debited from your non-retirement account).

        Fees:  1974 - 1982*           $10 per year fee
               1983 - present         $5 total fee for all years
               Current & Two Prior Years    Free
        *Account histories are not available prior to 1974.

Provided you have telephone privileges, you can also call us to:
o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations differ.
o Change the allocation of your Money Line or Automatic Payroll Investment payment.
o Change the amount of your Systematic Withdrawal payment on non-retirement accounts.
o Request a share certificate to be mailed to your address of record (non-retirement accounts only).
o Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000 and your address of record has not changed within the past sixty (60) days. Additional written documentation may be required for certain registrations.

E-MAIL

You can e-mail our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account and service related inquiries such as requests for:
o  Literature on our FI Funds and services.
o  Prospectus, annual report, and Statements of Additional Information requests.
o  Duplicate statements.
o  Procedural information.
o  Account research.

E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Investors will not honor trades or address change requests e-mailed to admcust@firstinvestors.com, or any other e-mail address.

WEB ACCESS
You can access your account and a wealth of other company information at your convenience - 24 hours a day, seven (7) days - through our web site at www.firstinvestors.com. Our web site allows you to:

     o Download FI Fund prospectuses and current Shareholder Manual
     o Acquaint yourself with our range of client services
     o Explore career opportunities
     o Download educational articles on a variety of investment-related issues
     o Review FI Fund descriptions and top ten (10) portfolio holdings
     o Review FI Fund performance and portfolio management
     o Check FI Fund prices.

In addition, after you have obtained a password, our web site allows you to:

     o Review your current account balance.
     o View recent current and prior year transactions, such as investments and redemptions.
     o Access your most recent Quarterly Master Account Statement.
     o Verify that money market checks have cleared.
     o Obtain current year tax forms.

To begin enjoying these benefits, follow the directions below:

     o Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.
     o From our web site home page, select Customer Login. Click on Request Password. Enter your full "Customer Number" or full "Account Number" and the last four digits of your "Taxpayer Identification Number" (i.e., your Social Security number or Employee ID number), then click on Submit.
     o Within three (3) to five (5) business days of your request, we will send a User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.
     o After receiving your User Name and Password, visit our web site and select the Customer Login section. Then click on the Your Account button. Enter the User Name and Password that we provided. Click on Submit. Next, enter a new Password that is meaningful to you and that you'll remember.

Keep your password confidential to safeguard your account. Contact us immediately if someone else has obtained your password or accessed your account. First Investors' web site is a Veri Sign Secure Site and we use state of the art encryption technology to keep your account information private. We recommend that you use 128-bit encryption when viewing your account information.

First Investors does not accept orders for transactions or address updates via our web site. For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access. Call Shareholder Services at 1(800) 423-4026 for assistance.

Principal Underwriter               Transfer Agent
First Investors Corporation         Administrative Data Management Corp.
95 Wall Street                      581 Main Street
New York, NY 10005                  Woodbridge, NJ 07095
1-212-858-8000                      1-800-423-4026

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.  Exhibits
          --------

     (a)(i)      Amended and Restated Declaration of Trust(1)

     (b)         By-Laws(1)

     (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust and (b) Articles III, V and VI of Registrant's By-Laws

     (d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

     (e) Underwriting Agreement between Registrant and First Investors Corporation(7)

     (f)         Bonus, profit sharing or pension plans - none

     (g)(i)      Custodian  Agreement   between   Registrant  and  Irving  Trust
                 Company(1)

     (g)(ii) Supplement to Custodian Agreement between Registrant and The Bank of New York(1)

     (g)(iii) Amendment to Custody Agreement between Registrant and The Bank of New York(5)

     (g)(iv) Foreign Custody Manager Agreement between Registrant and The Bank of New York(5)

     (h)(i) Transfer Agent Agreement between Registrant and Administrative Data Management Corp.(2)

     (h)(ii)     Amended Schedule A to Transfer Agent Agreement(3)

     (i)         Opinion and Consent of Counsel - filed herewith

     (j)(i)      Consent of Independent Accountants - filed herewith

     (j)(ii) Powers of Attorney for Ms. Head and Messrs. Head, Reed, Rubinstein, Srygley, Sullivan and Wentworth(1)

     (j)(iii)    Power of Attorney for Mr. Grohol(4)

     (j)(iv)     Power of Attorney for Mr. Lavoie(4)

     (k)         Financial statements omitted from prospectus - none

     (l)         Initial capital agreements - none

     (m)(i)      Amended and Restated Class A Distribution Plan(1)

     (m)(ii)     Class B Distribution Plan(1)

     (n)         Amended and Restated Plan pursuant to Rule 18f-3(6)

     (o)         Reserved

     (p) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(4)

--------------------------------------------
(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 33-25623) filed on April 23, 1996.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to Registrant's Registration Statement (File No. 33-25623) filed on January 28, 2000.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of First Investors Series Fund II, Inc. (File No. 33-46924) filed on October 11, 2000.

(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant's Registration Statement (File No. 33-25623) filed on January 26, 2001.

(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-25623) filed on January 28, 2002.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of First Investors Cash Management Fund, Inc. (File No. 2-62347) filed on December 20, 2002.

(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to Registrant's Registration Statement (File No. 33-25623) filed on December 23, 2002.


Item 24.  Persons Controlled by or Under Common Control with  Registrant
          --------------------------------------------------------------

          There are no persons controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------

          ARTICLE XI, SECTIONS 1 AND 2 OF REGISTRANT'S AMENDED AND RESTATED DECLARATION OF TRUST PROVIDE AS FOLLOWS:

          Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 2.

          (a)  Subject  to  the   exceptions   and   limitations  contained   in
Section (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim,"  "action," "suit," or "proceeding"  shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No indemnification  shall  be  provided  hereunder  to a  Covered
Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the  event  of a  settlement,  unless  there  has  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                    (A)  by the court or other body approving the settlement; or

                    (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any

                         Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

               NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS FOLLOWS:

               7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

               NUMBER 12 OF THE REGISTRANT'S  UNDERWRITING AGREEMENT PROVIDES AS
FOLLOWS:

               12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

               ARTICLE VII, NUMBER 1 OF THE REGISTRANT'S CUSTODIAN AGREEMENT PROVIDES AS FOLLOWS:

               1. Neither the Custodian nor its nominee shall be liable for any loss or damage including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion.

               ARTICLE V, NUMBERS 1 AND 2 OF THE REGISTRANT'S FOREIGN CUSTODY MANAGER AGREEMENT PROVIDE AS FOLLOWS:

               1. BNY shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Fund except to the extent the same arises out of the failure of BNY to exercise the care, prudence and diligence required by Section 2 of Article 11 hereof. In no event shall BNY be liable to the Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement.

               2. The Fund shall indemnify BNY and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, BNY by reason or as a result of any action or inaction, or arising out of BNY's performance hereunder, provided that the Fund shall not indemnify BNY to the extent any such costs, expenses, damages, liabilities or claims arises out of BNY's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article 11 hereof.

               NUMBERS 5 AND 6 OF THE REGISTRANT'S TRANSFER AGENT AGREEMENT PROVIDE AS FOLLOWS:

               5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

               6. INDEMNIFICATION.

                    A) The Fund shall  indemnify  and hold ADM harmless  against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

                    B) The  Transfer  Agent  shall not pay or settle  any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in (A) above, may provide its own defense.

               Reference is hereby made to the Maryland General  Corporation Law
Corporations  and  Associations  Article,  Section  2-418,   Indemnification  of
Directors, Officers, Employees and Agents

               The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Directors/Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

          Executive Investors Trust
          First Investors Cash Management Fund, Inc.
          First Investors Fund For Income, Inc.
          First Investors Global Fund, Inc.
          First Investors Government Fund, Inc.
          First Investors Insured Tax Exempt Fund, Inc.
          First Investors Multi-State Insured Tax Free Fund
          First Investors New York Insured Tax Free Fund, Inc.
          First Investors Series Fund II, Inc.
          First Investors Tax-Exempt Money Market Fund, Inc.
          First Investors U.S. Government Plus Fund
          First Investors Life Variable Annuity Fund A
          First Investors Life Variable Annuity Fund C
          First Investors Life Variable Annuity Fund D
          First Investors Life Level Premium Variable  Life  Insurance (Separate
            Account B)

     (b)  The   following   persons  are  the  officers  and  directors  of  the
Underwriter:

     The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.

                         Position and                      Position and
                         Office with                       First Office with
Name                     Investors Corporation             Registrant
----                     ---------------------             ----------

Glenn O. Head            Chairman of the Board             Trustee
                         and Director

Kathryn S. Head          Vice President                    President and Trustee
                         and Director

Lawrence A. Fauci        Director                          None

John T. Sullivan         Director                          Chairman of the
                                                           Board and Trustee

Larry R. Lavoie          Director, Secretary and           Trustee
                         General Counsel

Frederick Miller         Senior Vice President             None

Robert Flanagan          President                         None

William M. Lipkus        Chief Financial Officer           None
                         and Treasurer

Anne Condon              Vice President                    None

Elizabeth Reilly         Vice President                    None

Matthew Smith            Vice President                    None

Mark Segal               Assistant Vice President          None

Carol Lerner Brown       Assistant Secretary               Assistant Secretary

Conrad Charak            Assistant Secretary               None

     (c)  Not applicable

Item 28.  Location of Accounts and Records
          --------------------------------

          Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29.  Management Services
          -------------------

          Not Applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment 37 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 30th day of January 2004.


                                      FIRST INVESTORS SERIES FUND


                                      By:    /s/ Kathryn S. Head
                                             -----------------------------------
                                             Kathryn S. Head*
                                             President and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kathryn S. Head                 President and Trustee     January 30, 2004
-----------------------------
Kathryn S. Head*

/s/ Joseph I. Benedek             Treasurer and Principal   January 30, 2004
-----------------------------     Accounting Officer
Joseph I. Benedek

/s/ Glenn O. Head                 Trustee                   January 30, 2004
-----------------------------
Glenn O. Head

/s/ Robert M. Grohol              Trustee                   January 30, 2004
-----------------------------
Robert M. Grohol*

/s/ Larry R. Lavoie               Trustee                   January 30, 2004
-----------------------------
Larry R. Lavoie

/s/ Rex R. Reed                   Trustee                   January 30, 2004
-----------------------------
Rex R. Reed*

/s/ Herbert Rubinstein            Trustee                   January 30, 2004
-----------------------------
Herbert Rubinstein*

/s/ James M. Srygley              Trustee                   January 30, 2004
-----------------------------
James M. Srygley*

/s/ John T. Sullivan              Chairman of the Board     January 30, 2004
-----------------------------     and Trustee
John T. Sullivan*

/s/ Robert F. Wentworth           Trustee                   January 30, 2004
-----------------------------
Robert F. Wentworth*



*  By:   /s/ Larry R. Lavoie
         ----------------------------
         Larry R. Lavoie
         (Attorney-in-Fact)

                                INDEX TO EXHIBITS

Exhibit
Number          Description
------          -----------

(i)             Opinion and Consent of Counsel

(j)(i)          Consent of Independent Accountants